                                                              File Nos. 33-20318
                                                                        811-5485

    As filed with the Securities and Exchange Commission on February 14, 1997
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No. 20                                  [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
     Amendment No. 23


                               ATLAS ASSETS, INC.
               (Exact Name of Registrant as Specified in Charter)



                                794 Davis Street
                         San Leandro, California  94577
                    (Address of Principal Executive Offices)



Registrant's Telephone Number, including Area Code:  (510) 297-7444



                                Larry E. LaCasse
                               Atlas Assets, Inc.
                                794 Davis Street
                          San Leandro, California 94577
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Robert Carlson
                         Paul, Hastings, Janofsky & Walker
                              555 South Flower Street
                          Los Angeles, California  90071

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
     -----
            on            pursuant to paragraph (b)
     -----     -----------
            60 days after filing pursuant to paragraph (a)(1)
     -----
            on (date) pursuant to paragraph (a)(1)
     -----
       X    75 days after filing pursuant to paragraph (a)(2)
     -----
            on             pursuant to paragraph (a)(2)
     -----     -----------

--------------------------------------------------------------------------------

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and the Rule 24f-2 Notice for the Registrant's most recent fiscal year will be filed on or about February 27, 1997.

                               ATLAS ASSETS, INC.

                              CROSS-REFERENCE SHEET
                    Between Items Enumerated in Form N-1A and
                           This Registration Statement


         Item No. of
     Part A of Form N-1A                          Captions in Prospectus
-----------------------------------     ----------------------------------------

1.   Cover Page                         Cover Page

2.   Synopsis                           Atlas Funds at a glance; What are the
                                        Funds' fees and expenses?; What are the
                                        Funds' investment objectives?

3.   Condensed Financial Information    Financial Highlights; How can I
                                        interpret a Fund's performance?

4.   General Description of Registrant  What Companies are affiliated with the
                                        Funds?; What are the Funds' investment
                                        objectives?; What are the Funds'
                                        investment limitations?; What are the
                                        Funds' investment policies?; How are the Funds administered?; Appendix

5.   Management of the Fund             What are the Funds' fees and expenses?;
                                        What companies are affiliated with the
                                        Funds?; What are the Funds' investment
                                        policies?; How are the Funds
                                        administered?; How can I communicate
                                        with the Funds?; Appendix

6.   Capital Stock and Other            How are the Funds administered?; What
     Securities                         dividends and distributions can I
                                        receive?; How can taxes affect my
                                        investment?

7.   Purchase of Securities             What Companies are affiliated with the
     Being Offered                      Funds?; How are the Funds administered?;
                                        What price will I pay?; How can I
                                        communicate wiht the Funds?; How can I
                                        invest?; How can I purchase at a
                                        discount?; What else should I know about purchases?;

         Item No. of
     Part A of Form N-1A                          Captions in Prospectus
-----------------------------------     ----------------------------------------

                                        What services are available?; What
                                        dividends and distributions can I
                                        receive?

8.   Redemption or Repurchase           What price will I pay?; What services
                                        are available?; How can I redeem
                                        shares?; What else should I know about
                                        redemptions?

9.   Legal Proceedings                  Inapplicable


         Item No. of                              Captions in Statement of
     Part B of Form N-1A                           Additional Information
-----------------------------------     ----------------------------------------

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and History    Inapplicable

13.  Investment Objectives and          Description of Certain Securities and
     Policies                           Investment Policies; Fundamental
                                        Investment Restrictions; Portfolio
                                        Turnover

14.  Management of the Fund             Management of the Company; Investment
                                        Advisory and Other Services

15.  Control Persons and Principal      Management of the Company; Investment
     Holders of Securities              Advisory and Other Services

16.  Investment Advisory and Other      Investment Advisory and Other Services;
     Services                           Additional Information

17.  Brokerage Allocation               Execution of Portfolio Transactions

18.  Capital Stock and Other            See Part A, Item 6
     Securities

19.  Purchase, Redemption and           How to Invest; Other Investment and
     Pricing of Securities Being        Redemption Services
     Offered

         Item No. of                              Captions in Statement of
     Part B of Form N-1A                           Additional Information
-----------------------------------     ----------------------------------------

20.  Tax Status                         Taxes

21.  Underwriters                       Investment Advisory and Other Services

22.  Calculation of Performance Data    Investment Results

23.  Financial Statements               Financial Statements


Item in Part C
--------------

24.  Financial Statements and Exhibits

25.  Persons Controlled by or Under Common Control with Registrant

26.  Number of Holders of Securities

27.  Indemnification

28.  Business and Other Connections of Investment Adviser

29.  Principal Underwriters

30.  Location of Accounts and Records

31.  Management Services

32.  Undertakings

Signatures

[Logo]


               ATLAS ASSETS, INC.
               794 Davis Street
               San Leandro, CA 95177
               1-800-933-ATLAS (1-800-933-2852)


----------------------------------------------------

ATLAS ASSETS, INC.


    Atlas Assets, Inc. (the "Company") is an open- end, management investment company, or mutual fund, offering fifteen portfolios (the Atlas "Funds"). The family of Atlas Funds consists of three money market funds (the "Money Funds"), seven bond funds (the "Bond Funds"), and five funds that invest primarily in equity securities (the "Stock Funds") as follows:


----------------------------------------------

MONEY FUNDS

    Atlas U.S. Treasury Money Fund
    Atlas National Municipal Money Fund
    Atlas California Municipal Money Fund
      (California residents only)

----------------------------------------------

BOND FUNDS


    Atlas U.S. Government Intermediate Fund

    Atlas U.S. Government and Mortgage
      Securities Fund
    Atlas National Insured Intermediate
      Municipal Fund
    Atlas National Municipal Bond Fund
    Atlas California Insured Intermediate
      Municipal Fund (California residents only)
    Atlas California Municipal Bond Fund
      (California residents only)

    Atlas Strategic Income Fund


----------------------------------------------

STOCK FUNDS

    Atlas Balanced Fund
    Atlas Growth and Income Fund
    Atlas Strategic Growth Fund
    Atlas Global Growth Fund

    Atlas Emerging Growth Fund


----------------------------------------------


    Please read this Prospectus dated April 30, 1997 before investing and keep it for future reference. It provides important information about the Atlas Funds and will help you decide which

    Funds are appropriate for you. A Statement of Additional Information (the "SAI") further describing the Company and the Atlas Funds, dated April 30, 1997 was filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. A copy of a current SAI is available without charge by calling or writing the Company.


    THE ATLAS STRATEGIC INCOME FUND IS A DIVERSIFIED PORTFOLIO DESIGNED FOR INVESTORS WILLING TO ASSUME ADDITIONAL RISKS IN RETURN FOR SEEKING HIGH CURRENT INCOME. THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN "JUNK BONDS" OR FOREIGN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, WHICH ARE CONSIDERED SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING RISK OF DEFAULT, THAN HIGHER-RATED SECURITIES. YOU SHOULD CAREFULLY REVIEW THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "WHAT ARE THE FUNDS' INVEST-MENT POLICIES?"

    ATLAS SECURITIES, INC. (DBA ATLAS FUNDS DISTRIBUTORS, INC. IN ARIZONA), THE DISTRIBUTOR OF THE COMPANY'S SHARES, IS NOT A SAVINGS AND LOAN ASSOCIATION OR A BANK. ATLAS FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF A SAVINGS AND LOAN ASSOCIATION OR A BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL ENTITY INCLUDING THE SECURITIES INVESTOR PROTECTION CORPORATION. ATLAS FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE MONEY FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. ALTHOUGH THE INTEREST AND PRINCIPAL PAYMENTS OF INSURED MUNICIPAL SECURITIES ARE GUARANTEED BY PRIVATE INSURANCE COMPANIES, THIS INSURANCE DOES NOT GUARANTEE THE MARKET VALUE OF THOSE SECURITIES OR THE VALUE OF SHARES IN A FUND, WHICH WILL VARY IN RESPONSE TO MARKET CONDITIONS.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------
TABLE OF CONTENTS


ATLAS FUNDS AT A GLANCE                              3

THE FUNDS
What are the Funds' fees and expenses?               5
Financial Highlights                                 8
What are the Funds' investment objectives?          18
What Companies are affiliated with the
 Funds?                                             22
What are the Funds' investment limitations?         22
What are the Funds' investment policies?            23
How are the Funds administered?                     27

INVESTOR'S MANUAL
How can I communicate with the Funds?               31
How can I invest?                                   32
What price will I pay?                              32
What is the Class A sales charge option?            34
What is the Class B sales charge
 alternative?                                       35
What else should I know about purchases?            36
What services are available?                        38
How can I redeem shares?                            42
What else should I know about redemptions?          42
What dividends and distributions can I
 receive?                                           44
How can taxes affect my investment?                 45
How will the Funds communicate with me?             46
How can I interpret a Fund's performance?           46

APPENDIX I: INVESTMENT STRATEGIES
Portfolio strategies - All Funds                    48
Investment guidelines - All Funds                   48
Portfolio strategies - Money Funds                  50
Investment guidelines - Money Funds                 50
Portfolio strategies - Bond Funds                   51
Portfolio strategies - Stock Funds                  53
Investment guidelines - Bond and Stock
 Funds                                              53

APPENDIX II: DESCRIPTION OF RATINGS                 63


COLLECTIVE REFERENCES FOUND IN THE PROSPECTUS:

The "Money Funds", "Bond Funds", and the "Stock Funds" are listed under these designations on page 1 of the Prospectus.

The "Municipal Funds" are Atlas National Municipal Money Fund, Atlas California Municipal Money Fund, Atlas National Municipal Bond Fund, Atlas California Municipal Bond Fund, Atlas National Insured Intermediate Municipal Fund and Atlas California Insured Intermediate Municipal Fund.

The "National Funds" are Atlas National Municipal Money Fund, Atlas National Municipal Bond
Fund, and Atlas National Insured Intermediate Municipal Fund.

The "California Funds" are Atlas California Municipal Money Fund, Atlas California Municipal Bond Fund, and Atlas California Insured Intermediate Municipal Fund.


The "Insured Funds" are Atlas National Insured
Intermediate Municipal Fund and Atlas California Insured Intermediate Municipal Fund.


The "Government Funds" are Atlas U.S. Government Intermediate Fund and Atlas U.S. Government and Mortgage Securities Fund.

The "Intermediate Funds" are the Insured Funds and Atlas U.S. Government Intermediate Fund.

The "Municipal Money Funds" are Atlas National Municipal Money Fund and Atlas California Municipal Money Fund.

 We Want You To Know...Atlas Funds are not FDIC-insured and are not deposits or obligations of, or guaranteed by World Savings. Mutual fund returns and principal value will vary and you may have a gain or loss when you sell.

ATLAS FUNDS AT
A GLANCE
---------------

    For your convenience, Atlas Funds provides this summary of the Prospectus. The summary is qualified in its entirety by the more detailed information in the Prospectus itself.

INVESTMENT OBJECTIVES:

    The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. In pursuing this objective, the Intermediate Funds can generally be expected to provide higher yields than the Money Funds with less price fluctuations than long-term bond funds, and the Insured Funds seek to minimize credit risk. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations. Of course there can be no assurance that a Fund's investment objectives will be achieved.

SPECIAL RISK CONSIDERATIONS:


    The Bond Funds invest in intermediate and long-term debt securities, which fluctuate in price inversely with interest rate levels. The Stock Funds invest primarily in common stocks, including the stocks of small unseasoned companies, preferred stocks and securities convertible into common stocks, which may fluctuate in price based on market conditions. The Bond and Stock Funds may engage, to varying extents, in transactions in futures, options, repurchase agreements, when-issued securities and securities lending, and may also invest in zero coupon securities. Some of the Bond Funds and all of the Stock Funds may borrow funds and enter into reverse repurchase and dollar reverse repurchase agreements, which create leverage. Since these transactions can increase investment risk, limitations are placed on their use. Although none of the Bond and Stock Funds trade for short-term profits, their portfolio turnover in pursuit of their respective objectives is not limited. A high turnover rate increases transaction costs. The Stock Funds may purchase foreign securities which are subject to risks different from those of U.S. securities. The California Funds are not diversified due to the limited supply of securities meeting those Funds' quality standards. The Global Growth and Strategic Income Funds can normally be expected to invest a substantial portion of each of their assets in foreign securities, which may increase the risks of investing in those Funds and each Fund's operating costs. THE STRATEGIC INCOME FUND MAY INVEST UP TO 100% OF ITS ASSETS IN LOWER-RATED, HIGH-YIELD DEBT SECUR-
    ITIES COMMONLY KNOWN AS "JUNK BONDS" AND FOREIGN DEBT SECURITIES RATED BELOW INVESTMENT GRADE. SUCH SECURITIES ARE CONSIDERED SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING RISK OF DEFAULT, THAN HIGHER-RATED SECURITIES. THE STRATEGIC INCOME FUND MAY ALSO INVEST IN A NUMBER OF DIFFERENT KINDS OF "DERIVATIVE" SECURITIES. For more about special risk considerations, please see Appendix I: Investment Strategies.


TAXABILITY OF INCOME:

    All Atlas Municipal Funds seek income exempt from federal income tax, and the Atlas California Funds seek income exempt from California state personal income tax as well. The Atlas Treasury Money Fund seeks income that, although subject to federal income tax, is exempt from most states' income taxes. The Atlas Government Funds and the Atlas Strategic Income Fund seek taxable current income for investors who desire high pre-tax yield, and the Stock Funds seek varying levels of taxable current income.

INVESTMENT MANAGERS:

    Atlas Advisers, Inc. ("Adviser"), a Golden
    West Financial Corporation subsidiary and an affiliate of World Savings and Loan Association ("World"), was organized solely to manage the Atlas Funds investments and began its operations with the January 10, 1990 inception of the Company. The Adviser has retained professionals with substantial fund experience, including Boston Safe Advisors, Inc., the Subadviser to the Municipal Funds, and OppenheimerFunds,

    Inc. (formally Oppenheimer Management Corporation), the Subadviser to the Stock Funds and the Strategic Income Fund.

HOW TO INVEST:

    Call 1-800-933-ATLAS (1-800-933-2852) and speak to an Atlas Investment Representative or meet with one in person at most World branches. Just call 1-800-933-ATLAS for more information on this Person-to-Person program or to make an appointment. You can also pick up Atlas Funds literature at any World branch. The Funds are currently offered exclusively by Atlas Securities, Inc. (the "Distributor").

    Each Fund, except the Municipal Money Funds, offers two classes of shares. All Bond and Stock Fund shares are sold subject to a sales charge. You may elect to purchase shares with a sales charge imposed at the time of purchase (the "Class A shares" or "Class A"), or on a contingent deferred basis (the "Class B shares" or "Class B"). Class A Money Fund shares can be purchased at net asset value without any sales charge. Class B Money Fund shares are subject to a contingent deferred sales charge. Both classes are subject to a distribution fee, with the Class B fee higher than Class A.

    The contingent deferred sales charge (the "CDSC") will be imposed on most redemptions of Class B shares that occur within five years of purchase. This alternative purchase arrangement permits you to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time you expect to hold the shares and other circumstances.

HOW TO EXCHANGE:

    Call or write to us to exchange shares of one Atlas Fund for shares of another fund in the same Class within the Atlas family or to take advantage of our Automatic exchange feature. Atlas provides exchange service free of charge.

DIVIDENDS:

    Money Fund income dividends are declared and reinvested daily and distributed monthly. Bond Fund dividends are declared daily and reinvested and distributed monthly. Balanced Fund and Growth and Income Fund dividends are declared, reinvested and distributed quarterly. Strategic Growth Fund and Global Growth Fund dividends, if any, are declared, reinvested and distributed annually.

DISTRIBUTIONS:

    Capital gains distributions, when available, are normally declared and distributed annually, although they can be paid more frequently.

REINVESTMENT:

    Dividends and capital gains distributions of a Fund will be automatically reinvested (without sales charge) in additional shares of that Fund, unless you request to receive them by check or elect to have them invested in another Atlas Fund of the same class.

FIRST PURCHASE:

    $2,500 minimum ($250 for IRAs)

LATER PURCHASES:

    $250 minimum

PRICES/YIELDS:

    Net asset value is normally calculated each business day at 4:00 pm Eastern time (1:00 pm Pacific time). For current information on prices and yields, call toll free: 1-800-933-ATLAS (1-800-933-2852) 24 hours a day, 7 days a week.

SPECIAL FEATURES:

    Bank wire purchase, Telephone redemption, Telephone exchange, Expedited payment, Automatic purchase, Automatic exchanges, Automatic redemption, Checkwriting (Class A Money and Bond Funds only)

PRICING OPTIONS:

    Volume discounts (Class A only)
    Right of accumulation (Class A only)
    WorldLink (Class A only)
    Letter of intent (Class A only)
    Contingent deferred sales charge (Class B only)
    Net asset value (Class A only)

THE FUNDS
WHAT ARE THE FUNDS' FEES AND EXPENSES?

    The summary below is presented to help you understand the direct and indirect costs and expenses associated with investing in any of the Atlas Funds. For a more complete description of fees and expenses, please see "How are the Funds administered?" and "What price will I pay?"

                                                                                                                     CALIFORNIA
SUMMARY OF FEES                                                         U.S. TREASURY     CALIFORNIA MUNICIPAL       MUNICIPAL
AND EXPENSES                                                            MONEY FUND        FUNDS                      FUNDS
                                                                                                   INSURED
                                                                                          MONEY    INTERMEDIATE      BOND
                                                                        CLASS A  CLASS B  CLASS A  CLASS A  CLASS B  CLASS A
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum sales charge-purchases......................................   None     None     None     3.0%     None     3.0%
  Sales charge-reinvested dividends...................................   None     None     None     None     None     None
  Maximum deferred sales charge(1)....................................   None     3.0%     None     None     3.0%     None
  Redemption fee......................................................   None     None     None     None     None     None
  Exchange fee........................................................   None     None     None     None     None     None
ANNUAL OPERATING EXPENSES:(after fee/expense reductions)(2)
(as a percentage of average net assets)
  Management fees (after fee reduction)(2)............................   0.34%    0.34%    0.42%    0.47%    0.47%    0.55%
  12b-1 distribution fees (after fee reduction)(2)....................   0.00%    0.60%    0.00%    0.00%    0.53%    0.20%
  Other expenses (after expense reduction)(2).........................   0.30%    0.30%    0.25%    0.30%    0.30%    0.18%
  Total annual operating expenses(2)..................................   0.64%    1.24%    0.67%    0.77%    1.30%    0.93%
EXAMPLE OF FUND EXPENSES:(3)
  Redeemed end of year 1..............................................    $ 7     $ 43      $ 7     $ 38     $ 43     $ 39
  Redeemed end of year 3..............................................    $20     $ 59      $21     $ 54     $ 61     $ 59
  Redeemed end of year 5..............................................    $36     $ 78      $37     $ 72     $ 81     $ 80
  Redeemed end of year 10.............................................    $80     $109      $83     $123     $123     $141
  No redemptions end of year 1........................................    $ 7     $ 13      $ 7     $ 38     $ 13     $ 39
  No redemptions end of year 3........................................    $20     $ 39      $21     $ 54     $ 41     $ 59
  No redemptions end of year 5........................................    $36     $ 68      $37     $ 72     $ 71     $ 80
  No redemptions end of year 10.......................................    $80     $109      $83     $123     $123     $141

SUMMARY OF FEES
AND EXPENSES
                                                                        CLASS B
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum sales charge-purchases......................................   None
  Sales charge-reinvested dividends...................................   None
  Maximum deferred sales charge(1)....................................   3.0%
  Redemption fee......................................................   None
  Exchange fee........................................................   None
ANNUAL OPERATING EXPENSES:(after fee/expense reductions)(2)
(as a percentage of average net assets)
  Management fees (after fee reduction)(2)............................   0.55%
  12b-1 distribution fees (after fee reduction)(2)....................   0.73%
  Other expenses (after expense reduction)(2).........................   0.18%
  Total annual operating expenses(2)..................................   1.46%
EXAMPLE OF FUND EXPENSES:(3)
  Redeemed end of year 1..............................................   $ 45
  Redeemed end of year 3..............................................   $ 66
  Redeemed end of year 5..............................................   $ 90
  Redeemed end of year 10.............................................   $128
  No redemptions end of year 1........................................   $ 15
  No redemptions end of year 3........................................   $ 46
  No redemptions end of year 5........................................   $ 80
  No redemptions end of year 10.......................................   $128

(1) A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within five years of their purchase, subject to certain exceptions. That charge is imposed as a percentage of the net asset value per share at the time of purchase or redemption, whichever is less, and declines from 3.0% in the first and second years that shares are held, to 2.0% in the third and fourth years, and 1.0% in the fifth year. There is no contingent deferred sales charge imposed on Class B shares held for more than five years. See "What is the Class B sales charge alternative?".


(2) Expense information is based on results for 1996, except for the Emerging Growth Funds which are based on current fee waivers and estimated other expenses for 1997. The Adviser has voluntarily agreed to limit 1997 total annual operating expenses for the Emerging Growth Funds as set forth in the table. The Adviser reduced its fees and absorbed certain expenses in 1996. In addition, the Distributor waived a portion of its distribution fees for Class A and/or Class B shares of certain of the Funds. Without such reductions, the Management fees would have been .50% for each of the Money Funds, .55% for each of the Bond Funds (except for the Strategic Income Fund which would be .75%) and .70% for each of the Stock Funds (except for the Global Growth Fund which would be .80%); and the 12b-1 distribution fees would have been .25% for all Class A shares and .75% for all Class B shares. Without such actions, total operating expenses would have been as follows for Class A shares: 1.02% for the U.S. Treasury Money Fund; 1.24% for the U.S. Government Intermediate Fund; 1.00% for the California Municipal Money Fund; 1.08% for the California Insured Intermediate Municipal Fund; 0.96% for the California Municipal Bond Fund; 1.32% for the National Municipal Money Fund; 1.12% for the National Insured Intermediate Municipal Fund; 1.01% for the National Municipal Bond Fund; 1.03% for the U.S. Government and Mortgage Securities Fund; 1.31% for the Strategic Growth Fund; 1.28% for the Balanced Fund; 1.16% for the Growth and Income Fund; 2.58% for the Global Growth Fund; and 1.93% for the Strategic Income Fund. Total operating
    expenses for Class A shares of the Emerging Growth Fund would be     %
    without such actions.

--------------------------------------------------------------------------------
WHAT ARE THE FUNDS' FEES AND EXPENSES? (CONTINUED)

                                                    NATIONAL MUNICIPAL FUNDS                     U.S. GOVERNMENT
                                                                                                 INTERMEDIATE
                                                                                                 FUND
                                                             INSURED
                                                    MONEY    INTERMEDIATE      BOND
                                                    CLASS A  CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum sales charge-purchases..................   None     3.0%     None     3.0%     None     3.0%     None
  Sales charge-reinvested dividends...............   None     None     None     None     None     None     None
  Maximum deferred sales charge(1)................   None     None     3.0%     None     3.0%     None     3.0%
  Redemption fee..................................   None     None     None     None     None     None     None
  Exchange fee....................................   None     None     None     None     None     None     None
ANNUAL OPERATING EXPENSES:(after fee/expense
reductions)(2)
(as a percentage of average net assets)
  Management fees (after fee reduction)(2)........   0.22%    0.40%    0.40%    0.55%    0.55%    0.17%    0.17%
  12b-1 distribution fees (after fee
  reduction)(2)...................................   0.00%    0.00%    0.52%    0.08%    0.61%    0.00%    0.52%
  Other expenses (after expense reduction)(2).....   0.53%    0.37%    0.37%    0.28%    0.28%    0.52%    0.52%
  Total annual operating expenses(2)..............   0.75%    0.77%    1.27%    0.91%    1.44%    0.69%    1.21%
EXAMPLE OF FUND EXPENSES:(3)
  Redeemed end of year 1..........................    $ 8     $ 38     $ 43     $ 39     $ 45     $ 37     $ 42
  Redeemed end of year 3..........................    $24     $ 54     $ 61     $ 58     $ 66     $ 51     $ 58
  Redeemed end of year 5..........................    $42     $ 72     $ 81     $ 79     $ 89     $ 67     $ 76
  Redeemed end of year 10.........................    $93     $123     $122     $139     $133     $113     $112
  No redemptions end of year 1....................    $ 8     $ 38     $ 13     $ 39     $ 15     $ 37     $ 12
  No redemptions end of year 3....................    $24     $ 54     $ 41     $ 58     $ 46     $ 51     $ 38
  No redemptions end of year 5....................    $42     $ 72     $ 71     $ 79     $ 79     $ 67     $ 66
  No redemptions end of year 10...................    $93     $123     $122     $139     $133     $113     $112


(2) (CONTINUED) Other expenses would have been     %,     %,     %, and     %,
    respectively, for the Class A shares of the National Municipal Money Fund, the U.S. Government Intermediate Fund, the California Insured Intermediate Municipal Fund and the National Insured Intermediate Fund. Other expenses and total operating expenses, respectively, would have been as follows for
    Class B shares:     % and 3.25% for the Treasury Money Fund,     % and 3.25%
    for the California Insured Intermediate Municipal Fund, the National Insured Intermediate Fund, the National Municipal Bond Fund and the U.S. Government
    Intermediate Fund,     % and     % for the California Municipal Bond Fund,
        % and     % for the U.S. Government and Mortgage Securities Fund;     %
    and 3.25% for the Balanced Fund and Strategic Growth Fund, and     % and
        % for the Growth and Income Fund;     % and 3.25% for the Strategic
    Income Fund, and     % and 3.25% for the Global Growth Fund. Total operating
    expenses for Class B shares of the Emerging Global Growth Fund would be 3.25% without such actions.


(3) The above examples are based on a hypothetical $1,000 investment, and assume that the annual operating expenses remain constant, that each Fund earns a 5% annual rate of return, and that the maximum sales charge was paid on Class A shares. After 5 full years, Class B shares automatically convert to Class A shares under the terms and conditions described under "What is the Class B sales charge alternative?". Therefore, years 6 through 10 reflect the Class A expenses shown above. THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF FUTURE EXPENSES OR PERFORMANCE. THE ACTUAL RATES OF RETURN AND ANNUAL OPERATING EXPENSES OF THE FUNDS MAY VARY.

   U.S. GOVERNMENT   STRATEGIC INCOME  BALANCED FUND     GROWTH AND        STRATEGIC GROWTH  GLOBAL GROWTH     EMERGING GROWTH
   AND MORTGAGE      FUND                                INCOME FUND       FUND              FUND              FUND
   SECURITIES FUND

   CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B

    3.0%     None     3.0%     None     3.0%     None     3.0%     None     3.0%     None     3.0%     None     3.0%     None
    None     None     None     None     None     None     None     None     None     None     None     None     None     None
    None     3.0%     None     3.0%     None     3.0%     None     3.0%     None     3.0%     None     3.0%     None     3.0%
    None     None     None     None     None     None     None     None     None     None     None     None     None     None
    None     None     None     None     None     None     None     None     None     None     None     None     None     None
    0.55%    0.55%    0.00%    0.00%    0.68%    0.68%    0.70%    0.70%    0.70%    0.70%    0.00%    0.00%
    0.23%    0.74%    0.00%    0.00%    1.50%    0.66%    0.22%    0.73%    0.18%    0.70%    0.00%    0.00%
    0.24%    0.24%    1.00%    1.50%    0.65%    0.65%    0.32%    0.32%    0.74%    0.74%    1.50%    2.00%
    1.02%    1.53%    1.00%    1.50%    1.48%    1.99%    1.24%    1.75%    1.62%    2.14%    1.50%    2.00%
    $ 40     $ 46     $ 40     $ 45     $ 45     $ 50     $ 42     $ 48     $ 46     $ 52     $ 45     $ 50
    $ 61     $ 68     $ 61     $ 67     $ 73     $ 82     $ 68     $ 75     $ 80     $ 87     $ 76     $ 83
    $ 85     $ 93      N/A      N/A     $108     $117     $ 96     $105     $115     $125      N/A      N/A
    $151     $133      N/A      N/A     $202     $141     $175     $160     $216     $203      N/A      N/A
    $ 40     $ 16     $ 40     $ 15     $ 45     $ 20     $ 42     $ 18     $ 46     $ 22     $ 45     $ 20
    $ 61     $ 48     $ 61     $ 47     $ 73     $ 62     $ 68     $ 55     $ 80     $ 67     $ 76     $ 63
    $ 85     $ 83      N/A      N/A     $108     $107     $ 96     $ 95     $115     $115      N/A      N/A
    $151     $135      N/A      N/A     $202     $191     $175     $160     $216     $203      N/A      N/A

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


    The following tables present per share financial information for the Funds' fiscal years or periods ended December 31, 1990, 1991, 1992, 1993, 1994, 1995 and 1996, which information has been audited and reported on by Deloitte & Touche LLP, the Funds' independent auditors, whose report dated
    February   , 1997, appears in the Funds' Annual Report to Shareholders for the year ended December 31, 1996 and is incorporated by reference in this Prospectus.



                                     MONEY FUNDS
                                     U.S. TREASURY MONEY FUND

                                     CLASS A                                      CLASS B
                                     1996(1)  1995(1)  1994(1)  1993(1)  1992(2)  1996(1)  1995(1)  1994(3)
Net asset value, beginning of
period.............................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                     -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............    0.046    0.050    0.036    0.030    0.023    0.040    0.044    0.018
  Net gain or loss on securities
  (both realized and unrealized)...    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000
                                     -------  -------  -------  -------  -------  -------  -------  -------
  Total from investment
  operations.......................    0.046    0.050    0.036    0.030    0.023    0.040    0.044    0.018
                                     -------  -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
  Dividends (from net investment
  income)..........................   (0.046)  (0.050)  (0.036)  (0.030)  (0.023)  (0.040)  (0.044)  (0.018)
  Distributions (from realized
  capital gains)...................    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000
  Distributions (in excess of
  realized gains)..................    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000
                                     -------  -------  -------  -------  -------  -------  -------  -------
  Total distributions..............   (0.046)  (0.050)  (0.036)  (0.030)  (0.023)  (0.040)  (0.044)  (0.018)
                                     -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of period.....  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                     -------  -------  -------  -------  -------  -------  -------  -------
                                     -------  -------  -------  -------  -------  -------  -------  -------
Total return(5)....................     4.74%    5.13%    3.67%    3.03%    2.32%    4.07%    4.45%    3.53%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's)..........................  $65,479  $51,385  $33,448  $14,168  $ 7,632  $   120  $   113  $    28
  Ratio of expenses to average net
  assets
  (annualized)(6)..................     0.52%    0.64%    0.46%    0.15%    0.00%    1.18%    1.24%    1.13%
  Ratio of net investment income to
  average net assets
  (annualized).....................     4.63%    4.99%    3.75%    2.98%    3.32%    3.95%    4.34%    3.71%
  Portfolio turnover rate..........       --       --       --       --       --       --       --       --


(1) For the year ended December 31.

(2) For the period May 1, 1992 (inception of operations) to December 31, 1992.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) For the period January 10, 1990 (effective date of registration) to December 31, 1990.

(5) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(6) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:


                                     CLASS A                                                   CLASS B
                                     ---------------------------------------------------------------------------------
PERIOD ENDED                         1996      1995    1994    1993    1992    1991    1990    1996      1995    1994
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Fund...........   1.02%    1.05%   1.08%   1.10%   1.37%     NA      NA     3.25%    3.25%   3.25%
California Municipal Money Fund....   1.00%    1.00%   1.00%   0.98%   1.03%   1.13%   1.50%      NA       NA      NA
National Municipal Money Fund......   1.32%    1.29%   1.25%   1.28%   1.35%   1.51%   1.95%      NA       NA      NA

CALIFORNIA MUNICIPAL MONEY FUND                                NATIONAL MUNICIPAL MONEY FUND

CLASS A                                                        CLASS A
1996(1)  1995(1)  1994(1)  1993(1)  1992(1)  1991(1)  1990(4)  1996(1)  1995(1)  1994(1)  1993(1)  1992(1)  1991(1)  1990(4)
$  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  0.028    0.032    0.024    0.021    0.027    0.045    0.052    0.029    0.032    0.026    0.022    0.029    0.048    0.055
  0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  0.028    0.032    0.024    0.021    0.027    0.045    0.052    0.029    0.032    0.026    0.022    0.029    0.048    0.055
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 (0.028)  (0.032)  (0.024)  (0.021)  (0.027)  (0.045)  (0.052)  (0.029)  (0.032)  (0.026)  (0.022)  (0.029)  (0.048)  (0.055)
  0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000
  0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000    0.000
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 (0.028)  (0.032)  (0.024)  (0.021)  (0.027)  (0.045)  (0.052)  (0.029)  (0.032)  (0.026)  (0.022)  (0.029)  (0.048)  (0.055)
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
$  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
-------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
   2.82%    3.22%    2.47%    2.13%    2.75%    4.61%    5.40%    2.96%    3.26%    2.60%    2.25%    2.94%    4.87%    5.66%
$37,355  $39,439  $42,979  $45,784  $55,890  $59,007  $20,190  $ 7,514  $ 7,860  $10,110  $ 9,424  $ 8,139  $ 9,816  $ 4,150
   0.63%    0.67%    0.46%    0.48%    0.46%    0.00%    0.00%    0.68%    0.75%    0.49%    0.55%    0.54%    0.00%    0.00%
   2.78%    3.18%    2.44%    2.10%    2.73%    4.47%    5.50%    2.92%    3.21%    2.57%    2.23%    2.92%    4.71%    5.79%
     --       --       --       --       --       --       --       --       --       --       --       --       --       --

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)


                                     BOND FUNDS
                                     CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

                                     CLASS A                             CLASS B
                                     1996(1)  1995(1)  1994(1)  1993(4)  1996(1)   1995(1)   1994(3)
Net asset value, beginning of
period.............................  $ 10.37  $  9.64  $ 10.48  $ 10.01  $ 10.37   $  9.64   $  9.91
                                     -------  -------  -------  -------  -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............     0.41     0.40     0.42     0.26     0.34      0.34      0.17
  Net gain or loss on securities
  (both realized and
  unrealized)......................    (0.01)    0.73    (0.84)    0.47    (0.02)     0.73     (0.27)
                                     -------  -------  -------  -------  -------   -------   -------
  Total from investment
  operations.......................     0.40     1.13    (0.42)    0.73     0.32      1.07     (0.10)
                                     -------  -------  -------  -------  -------   -------   -------
LESS DISTRIBUTIONS:
  Dividends (from net investment
  income)..........................    (0.41)   (0.40)   (0.42)   (0.26)   (0.34)    (0.34)    (0.17)
  Distributions (from realized
  capital gains)...................     0.00     0.00     0.00     0.00     0.00      0.00      0.00
  Distributions (in excess of
  realized gains)..................     0.00     0.00     0.00     0.00     0.00      0.00      0.00
                                     -------  -------  -------  -------  -------   -------   -------
  Total distributions..............    (0.41)   (0.40)   (0.42)   (0.26)   (0.34)    (0.34)    (0.17)
                                     -------  -------  -------  -------  -------   -------   -------
Net asset value, end of period.....  $ 10.36  $ 10.37  $  9.64  $ 10.48  $ 10.35   $ 10.37   $  9.64
                                     -------  -------  -------  -------  -------   -------   -------
                                     -------  -------  -------  -------  -------   -------   -------
Total return(5)....................     3.93%   11.84%   (4.10)%    7.31%    3.14%   11.26%    (1.02)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's)..........................  $20,005  $24,582  $23,634  $24,235  $   593   $   443   $   227
  Ratio of expenses to average net
  assets (annualized)(6)...........     0.82%    0.77%    0.40%    0.32%    1.50%     1.30%     1.08%
  Ratio of net investment income to
  average net assets
  (annualized).....................     3.96%    3.90%    4.16%    4.25%    3.28%     3.37%     3.62%
  Portfolio turnover rate..........    44.43%   59.28%   31.48%    5.73%   44.43%    59.28%    31.48%


(1) For the year ended December 31.

(2) For the period October 5, 1992 (inception of operations) to December 31,
    1992.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) For the period June 1, 1993 (effective date of registration) to December 31, 1993.

(5) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(6) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:


                                     CLASS A                                                   CLASS B
                                     ---------------------------------------------------------------------------------
PERIOD ENDED                         1996      1995    1994    1993    1992    1991    1990    1996      1995    1994
----------------------------------------------------------------------------------------------------------------------
California Insured Intermediate
 Municipal Fund....................   1.08%    1.11%   1.11%   1.26%     NA      NA      NA     3.25%    3.25%   3.25%
National Insured Intermediate
 Municipal Fund....................   1.12%    1.19%   1.19%   1.39%     NA      NA      NA     3.25%    3.25%   3.25%
U.S. Government Intermediate
 Fund..............................   1.24%    1.32%   1.28%   1.26%   2.09%     NA      NA     3.25%    3.25%   3.25%

        NATIONAL INSURED INTERMEDIATE MUNICIPAL FUND

        CLASS A                                     CLASS B
        1996(1)    1995(1)    1994(1)    1993(4)    1996(1)     1995(1)     1994(3)
                   $  9.64    $ 10.48    $ 10.02                $  9.65     $  9.91
        -------    -------    -------    -------    -------     -------     -------
                      0.41       0.42       0.26                   0.36        0.18

                      0.73      (0.84)      0.46                   0.73       (0.26)
        -------    -------    -------    -------    -------     -------     -------
                      1.14      (0.42)      0.72                   1.09       (0.08)
        -------    -------    -------    -------    -------     -------     -------
                     (0.41)     (0.42)     (0.26)                 (0.36)      (0.18)
                      0.00       0.00       0.00                   0.00        0.00
                      0.00       0.00       0.00                   0.00        0.00
        -------    -------    -------    -------    -------     -------     -------
                     (0.41)     (0.42)     (0.26)                 (0.36)      (0.18)
        -------    -------    -------    -------    -------     -------     -------
                   $ 10.37    $  9.64    $ 10.48                $ 10.38     $  9.65
        -------    -------    -------    -------    -------     -------     -------
        -------    -------    -------    -------    -------     -------     -------
                     12.01%     (4.05)%     7.25%                 11.43%      (0.87)%
                   $15,782    $16,224    $15,535                $   284     $   186
                      0.77%      0.43%      0.35%                  1.29%       1.09%

                      4.06%      4.22%      4.28%                  3.54%       3.72%
                     84.85%     32.26%      0.00%                 84.85%      32.26%

        U.S. GOVERNMENT INTERMEDIATE FUND
        (FORMERLY U.S. TREASURY INTERMEDIATE FUND)
        CLASS A                                                     CLASS B
        1996(1)     1995(1)     1994(1)     1993(1)     1992(2)     1996(1)     1995(1)     1994(3)
                    $  9.32     $ 10.03     $  9.69     $ 10.00                 $  9.32     $  9.48
        -------     -------     -------     -------     -------     -------     -------     -------
                       0.48        0.46        0.51        0.13                    0.43        0.19
                       0.44       (0.71)       0.41       (0.31)                   0.44       (0.16)
        -------     -------     -------     -------     -------     -------     -------     -------
                       0.92       (0.25)       0.92       (0.18)                   0.87        0.03
        -------     -------     -------     -------     -------     -------     -------     -------
                      (0.48)      (0.46)      (0.51)      (0.13)                  (0.43)      (0.19)
                       0.00        0.00       (0.07)       0.00                    0.00        0.00
                       0.00        0.00        0.00        0.00                    0.00        0.00
        -------     -------     -------     -------     -------     -------     -------     -------
                      (0.48)      (0.46)      (0.58)      (0.13)                  (0.43)      (0.19)
        -------     -------     -------     -------     -------     -------     -------     -------
                    $  9.76     $  9.32     $ 10.03     $  9.69                 $  9.76     $  9.32
        -------     -------     -------     -------     -------     -------     -------     -------
        -------     -------     -------     -------     -------     -------     -------     -------
                      10.12%      (2.51)%      9.64%      (1.83)%                  9.54%       0.36%
                    $ 8,209     $ 9,699     $ 8,930     $ 3,235                 $   426     $   321
                       0.69%       0.43%       0.23%       0.00%                   1.21%       1.08%
                       5.03%       4.80%       4.98%       5.50%                   4.53%       4.24%
                      82.88%      55.09%      37.80%       0.00%                  82.88%      55.09%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)


                                BOND FUNDS
                                CALIFORNIA MUNICIPAL BOND FUND

                                CLASS A
                                1996(1)   1995(1)   1994(1)   1993(1)   1992(1)   1991(1)   1990(3)
Net asset value, beginning of
period........................  $  11.26  $  10.31  $  11.56  $  10.47  $  10.64  $  10.12  $ 10.00
                                --------  --------  --------  --------  --------  --------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income.......      0.53      0.54      0.59      0.59      0.60      0.66     0.65
  Net gain or loss on
  securities (both realized
  and unrealized).............     (0.11)     0.95     (1.25)     0.83      0.21      0.56     0.12
                                --------  --------  --------  --------  --------  --------  -------
  Total from investment
  operations..................      0.42      1.49     (0.66)     1.42      0.81      1.22     0.77
                                --------  --------  --------  --------  --------  --------  -------
LESS DISTRIBUTIONS:
  Dividends (from net
  investment income)..........     (0.53)    (0.54)    (0.59)    (0.59)    (0.60)    (0.66)   (0.65)
  Distributions (from realized
  capital gains)..............      0.00      0.00      0.00     (0.01)    (0.11)    (0.04)    0.00
  Distributions (in excess of
  realized gains).............      0.00      0.00      0.00      0.00      0.00      0.00     0.00
                                --------  --------  --------  --------  --------  --------  -------
  Total distributions.........     (0.53)    (0.54)    (0.59)    (0.60)    (0.71)    (0.70)   (0.65)
                                --------  --------  --------  --------  --------  --------  -------
Net asset value, end of
 period.......................  $  11.15  $  11.26  $  10.31  $  11.56  $  10.74  $  10.64  $ 10.12
                                --------  --------  --------  --------  --------  --------  -------
                                --------  --------  --------  --------  --------  --------  -------
Total return(5)...............      3.90%    14.76%    (5.83)%    13.52%     7.86%    12.53%    9.38%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's).....................  $177,593  $184,283  $171,768  $197,394  $141,108  $106,592  $20,329
  Ratio of expenses to average
  net assets
  (annualized)(6).............      0.96%     0.93%     0.57%     0.53%     0.54%     0.00%    0.00%
  Ratio of net investment
  income to average net assets
  (annualized)................      4.82%     4.98%     5.43%     5.25%     5.66%     6.43%    7.13%
  Portfolio turnover rate.....     29.28%    25.90%    30.32%     7.44%    46.55%    30.61%   64.18%


(1) For the year ended December 31.

(2) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(3) For the period January 10, 1990 (effective date of registration) to December 31, 1990.

(4) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(5) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:

                                CLASS A                                                   CLASS B
                                ---------------------------------------------------------------------------------

PERIOD ENDED                    1996(1)   1995    1994    1993    1992    1991    1990    1996(1)   1995    1994
-----------------------------------------------------------------------------------------------------------------
California Municipal Bond
 Fund.........................   0.96%    0.96%   0.97%   0.98%   1.04%   1.14%   1.70%    1.83%    2.24%   3.25%
National Municipal Bond
 Fund.........................   1.01%    1.05%   1.06%   1.06%   1.16%   1.33%   2.64%    2.29%    3.25%   3.25%

                             NATIONAL MUNICIPAL BOND FUND

  CLASS B                    CLASS A                                                        CLASS B
  1996(1)    1995(1) 1994(2) 1996(1)  1995(1)  1994(1)  1993(1)  1992(1)  1991(1)  1990(3)  1996(1)  1995(1)  1994(2)
  $   11.26  $10.32  $10.74  $ 11.39  $ 10.41  $ 11.61  $ 10.80  $ 10.61  $ 10.03  $ 10.00  $11.39   $ 10.41  $ 10.76
  ---------  ------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
       0.48    0.48    0.25     0.52     0.53     0.58     0.60     0.60     0.68     0.66    0.46      0.47     0.24

      (0.11)   0.94   (0.42)   (0.12)    0.98    (1.20)    0.82     0.32     0.60     0.03   (0.12 )    0.98    (0.35)
  ---------  ------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
       0.37    1.42   (0.17)    0.40     1.51    (0.62)    1.42     0.92     1.28     0.69    0.34      1.45    (0.11)
  ---------  ------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
      (0.48)  (0.48)  (0.25)   (0.52)   (0.53)   (0.58)   (0.60)   (0.60)   (0.68)   (0.66)  (0.46 )   (0.47)   (0.24)
       0.00    0.00    0.00    (0.06)    0.00     0.00    (0.01)   (0.13)   (0.02)    0.00   (0.06 )    0.00     0.00
       0.00    0.00    0.00     0.00     0.00     0.00     0.00     0.00     0.00     0.00    0.00      0.00     0.00
  ---------  ------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
      (0.48)  (0.48)  (0.25)   (0.58)   (0.53)   (0.58)   (0.61)   (0.73)   (0.70)   (0.66)  (0.52 )   (0.47)   (0.24)
  ---------  ------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  $   11.15  $11.26  $10.32  $ 11.21  $ 11.39  $ 10.41  $ 11.61  $ 10.80  $ 10.61  $ 10.03  $11.21   $ 11.39  $ 10.41
  ---------  ------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  ---------  ------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
       3.39%  14.05%  (1.59)%    3.58%   14.76%   (5.41)%   13.39%    8.97%   13.22%    8.52%   3.07 %   14.16%   (0.99)%
  $   5,360  $3,162  $1,416  $49,597  $53,387  $50,037  $57,590  $39,463  $26,432  $ 3,261  $1,952   $ 1,051  $   342

       1.46%   1.46%   1.28%    1.01%    0.91%    0.57%    0.50%    0.54%    0.00%    0.00%   1.51 %    1.44%    1.28%

       4.33%   4.42%   4.91%    4.63%    4.79%    5.35%    5.29%    5.61%    6.59%    7.20%   4.14 %    4.22%    4.72%
      29.28%  25.90%  30.32%   44.76%   53.43%   37.52%    3.72%   39.20%   14.47%   15.37%  44.76 %   54.30%   37.52%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)


                                  BOND FUNDS
                                  U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND

                                  CLASS A
                                  1996(1)   1995(1)   1994(1)   1993(1)   1992(1)   1991(1)   1990(3)
Net asset value, beginning of
period........................    $  10.30  $   9.55  $  10.60  $  10.57  $  10.59  $  10.02  $ 10.00
                                  --------  --------  --------  --------  --------  --------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income.......        0.67      0.69      0.70      0.74      0.82      0.91     0.92
  Net gain or loss on
  securities (both realized
  and unrealized).............       (0.23)     0.75     (1.05)     0.03      (.02)     0.57     0.02
                                  --------  --------  --------  --------  --------  --------  -------
  Total from investment
  operations..................        0.44      1.44     (0.35)     0.77      0.80      1.48     0.94
                                  --------  --------  --------  --------  --------  --------  -------
LESS DISTRIBUTIONS:
  Dividends (from net
  investment income)..........       (0.67)    (0.69)    (0.70)    (0.74)    (0.82)    (0.91)   (0.92)
  Distributions (from realized
  capital gains)..............        0.00      0.00      0.00      0.00      0.00      0.00     0.00
  Distributions (in excess of
  realized gains).............        0.00      0.00      0.00      0.00      0.00      0.00     0.00
                                  --------  --------  --------  --------  --------  --------  -------
  Total distributions.........       (0.67)    (0.69)    (0.70)    (0.74)    (0.82)    (0.91)   (0.92)
                                  --------  --------  --------  --------  --------  --------  -------
Net asset value, end of
 period.......................    $  10.07  $  10.30  $   9.55  $  10.60  $  10.57  $  10.59  $ 10.02
                                  --------  --------  --------  --------  --------  --------  -------
                                  --------  --------  --------  --------  --------  --------  -------
Total return(6)...............        4.50%    15.50%    (3.30)%     7.49%     7.85%    15.53%   10.46%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's).....................    $224,301  $255,614  $245,715  $311,089  $209,593  $114,130  $ 7,387
  Ratio of expenses to average
  net assets
  (annualized)(7).............        1.03%     1.02%     0.80%     0.78%     0.60%     0.00%    0.00%
  Ratio of net investment
  income to average net assets
  (annualized)................        6.67%     6.90%     7.05%     6.93%     7.74%     8.79%    9.84%
  Portfolio turnover rate.....       27.45%    48.39%    16.33%    25.63%    25.50%     4.35%   12.47%


(1) For the year ended December 31.

(2) For the period October 1, 1993 (inception of operations) to December 31,
    1993.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) For the period December 5, 1990 (inception of operations) to December 31, 1990.

(5) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(6) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:

                                               CLASS A                                                   CLASS B
                                               ---------------------------------------------------------------------------------

PERIOD ENDED                                   1996      1995    1994    1993    1992    1991    1990    1996      1995    1994
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Mortgage Securities
 Fund........................................   1.03%    1.04%   1.05%   1.05%   1.12%   1.20%   2.15%    1.82%    2.27%   3.25%
Strategic Income Fund........................   1.93%      NA      NA      NA      NA      NA      NA     3.25%      NA      NA
Balanced Fund................................   1.28%    1.53%   1.56%   2.04%     NA      NA      NA     3.25%    3.25%   3.25%

                                               STOCK FUNDS
                             STRATEGIC INCOME
                             FUND
                                               BALANCED FUND

  CLASS B                    CLASS A  CLASS B  CLASS A                             CLASS B
  1996(1)  1995(1)  1994(2)  1996(1)  1996(1)  1996(1)  1995(1)  1994(1)  1993(2)  1996(1)  1995(1)  1994(3)
  $ 10.30  $  9.55  $  9.80  $  5.00  $  5.00  $ 11.19  $  9.23  $  9.85  $ 10.00  $ 11.17  $  9.22  $  9.41
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
     0.62     0.64     0.32     0.25     0.23     0.42     0.42     0.44     0.09     0.36     0.35     0.10

    (0.23)    0.75    (0.25)    0.18     0.17     1.32     2.02    (0.62)   (0.15)    1.32     2.03    (0.07)
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
     0.39     1.39     0.07     0.43     0.40     1.74     2.44    (0.18)   (0.06)    1.68     2.38     0.03
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    (0.62)   (0.64)   (0.32)   (0.25)   (0.23)   (0.42)   (0.42)   (0.44)   (0.09)   (0.37)   (0.37)   (0.22)
     0.00     0.00     0.00    (0.01)   (0.01)   (0.33)   (0.06)    0.00     0.00    (0.33)   (0.06)    0.00
     0.00     0.00     0.00    (0.01)   (0.01)    0.00     0.00     0.00     0.00     0.00     0.00     0.00
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    (0.62)   (0.64)   (0.32)   (0.27)    0.25    (0.75)   (0.48)   (0.44)   (0.09)   (0.70)   (0.43)   (0.22)
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  $ 10.07  $ 10.30  $  9.55  $  5.16  $  5.15  $ 12.18  $ 11.19  $  9.23  $  9.85  $ 12.15  $ 11.17  $  9.22
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
     3.98%   14.93%    0.69%    8.89%    8.25%   15.81%   26.76%   (1.87)%   (0.62)%   15.25%   26.08%    0.25%
  $ 5,888  $ 3,799  $ 1,451  $17,863  $ 2,964  $29,289  $13,547  $ 9,654  $ 5,638  $ 4,802  $ 1,632  $   586

     1.53%    1.53%    1.43%    0.02%    0.80%    1.28%    1.48%    0.80%    0.00%    1.77%    1.99%    1.48%

     6.19%    6.34%    6.82%    8.52%    8.09%    3.86%    4.15%    4.85%    5.02%    3.37%    3.66%    4.43%
    27.45%   48.39%   16.33%  187.15%  187.15%   41.41%   25.84%   29.19%    0.00%   41.41%   25.84%   29.19%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)


                                STOCK FUNDS
                                GROWTH AND INCOME FUND

                                CLASS A
                                1996(1)  1995(1)  1994(1)  1993(1)  1992(1)  1991(1)  1990(4)
Net asset value, beginning of
period........................  $ 15.91  $ 13.52  $ 14.01  $ 13.45  $ 13.52  $ 10.04  $ 10.00
                                -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income.......     0.14     0.20     0.16     0.22     0.25     0.31     0.04
  Net gain or loss on
  securities (both realized
  and
  unrealized).................     3.06     4.26    (0.34)    1.17    (0.07)    3.48     0.04
                                -------  -------  -------  -------  -------  -------  -------
  Total from investment
  operations..................     3.20     4.46    (0.18)    1.39     0.18     3.79     0.08
                                -------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
  Dividends (from net
  investment income)..........    (0.14)   (0.20)   (0.16)   (0.22)   (0.25)   (0.31)   (0.04)
  Distributions (from realized
  capital gains)..............    (1.15)   (1.87)   (0.12)   (0.59)    0.00     0.00     0.00
  Distributions (in excess of
  realized gains).............     0.00     0.00    (0.03)   (0.02)    0.00     0.00     0.00
                                -------  -------  -------  -------  -------  -------  -------
  Total distributions.........    (1.29)   (2.07)   (0.31)   (0.83)   (0.25)   (0.31)   (0.04)
                                -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.......................  $ 17.82  $ 15.91  $ 13.52  $ 14.01  $ 13.45  $ 13.52  $ 10.04
                                -------  -------  -------  -------  -------  -------  -------
                                -------  -------  -------  -------  -------  -------  -------
Total return(6)...............    20.16%   33.06%   (1.24)%   10.40%    1.40%   38.15%    0.78%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000's).....................  $138,604 $93,061  $69,590  $59,392  $38,200  $20,084  $ 1,082
  Ratio of expenses to average
  net assets
  (annualized)(7).............     1.16%    1.24%    1.04%    1.06%    0.87%    0.00%    0.00%
  Ratio of net investment
  income to average net as-
  sets (annualized)...........     0.82%    1.26%    1.21%    1.59%    2.00%    3.44%    5.20%
  Portfolio turnover rate.....    86.66%  125.28%  123.64%  178.91%  116.14%  146.31%   14.59%


(1) For the year ended December 31.

(2) For the period October 1, 1993 (inception of operations) to December 31,
    1993.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) For the period December 5, 1990 (inception of operations) to December 31, 1990.

(5) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(6) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:

                                               CLASS A                                                   CLASS B
                                               ---------------------------------------------------------------------------------

PERIOD ENDED                                   1996      1995    1994    1993    1992    1991    1990    1996      1995    1994
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund.......................   1.16%    1.24%   1.28%   1.36%   1.45%   1.66%   3.41%    1.83%    2.39%   3.25%
Strategic Growth Fund........................   1.31%    1.65%   1.74%   2.23%     NA      NA      NA     2.12%    3.25%   3.25%
Global Growth Fund...........................   2.58%      NA      NA      NA      NA      NA      NA     3.25%      NA    NA

                                                                                            GLOBAL GROWTH
                             STRATEGIC GROWTH FUND                                          FUND

  CLASS B                    CLASS A                             CLASS B                    CLASS A  CLASS B
  1996(1)  1995(1)  1994(3)  1996(1)  1995(1)  1994(1)  1993(2)  1996(1)  1995(1)  1994(3)  1996(1)  1996(1)
  $ 15.89  $ 13.52  $ 13.04  $ 12.69  $ 10.00  $ 10.14  $ 10.00  $ 12.63  $  9.98  $  9.92  $ 10.14  $ 10.14
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
     0.06     0.10     0.02     0.13     0.10     0.11     0.05     0.07     0.03    (0.05)    0.01    (0.03)

     3.05     4.26     0.67     2.88     2.82    (0.14)    0.14     2.85     2.82     0.21     1.10     1.08
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
     3.11     4.36     0.69     3.01     2.92    (0.03)    0.19     2.92     2.85     0.16     1.11     1.05
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    (0.07)   (0.12)   (0.06)   (0.13)   (0.09)   (0.11)   (0.05)   (0.07)   (0.06)   (0.10)   (0.01)    0.00
    (1.15)   (1.87)   (0.12)   (1.56)   (0.14)    0.00     0.00    (1.56)   (0.14)    0.00    (0.27)   (0.27)
     0.00     0.00    (0.03)    0.00     0.00     0.00     0.00     0.00     0.00     0.00    (0.01)   (0.01)
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    (1.22)   (1.99)   (0.21)   (1.69)   (0.23)   (0.11)   (0.05)   (1.63)   (0.20)   (0.10)   (0.29)   (0.28)
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  $ 17.78  $ 15.89  $ 13.52  $ 14.01  $ 12.69  $ 10.00  $ 10.14  $ 13.92  $ 12.63  $  9.98  $ 10.96  $ 10.91
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
    19.60%   32.32%    5.32%   23.72%   29.14%   (0.28)%    1.94%   23.13%   28.58%    1.57%   10.89%   10.34%
  $12,427  $ 4,292  $ 1,460  $22,253  $12,223  $ 6,471  $ 4,168  $ 5,689  $ 2,332  $   327  $13,552  $ 2,210

     1.66%    1.75%    1.66%    1.31%    1.62%    1.17%    0.00%    1.81%    2.14%    1.80%    1.65%    2.51%

     0.29%    0.84%    0.71%    1.08%    1.03%    1.25%    2.66%    0.59%    0.56%    0.82%    0.14%   -0.84%
    86.66%  125.28%  123.64%  119.87%   73.32%   54.01%    6.41%  119.87%   73.32%   54.01%   64.89%   64.89%

--------------------------------------------------------------------------------
WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

    The table below is designed to help you choose a Fund with investment objectives that best match your own. Once you decide which Fund(s) best match your investment objectives, you then need to determine which sales charge option is most beneficial to you (see "What is the Class A sales charge option?" and "What is the Class B sales charge alternative?").

                         U.S. TREASURY            NATIONAL MUNICIPAL       CALIFORNIA MUNICIPAL
                         MONEY FUND(1)            MONEY FUND(1)            MONEY FUND(1)

SUITABILITY              For investors seeking    For investors seeking liquidity, higher after
                         yield combined with      tax yield and preservation of principal through
                         maximum safety,          a stable price
                         liquidity, and
                         preservation of
                         principal through a
                         stable price

INVESTMENT               A high level of current  A high level of current  A high level of current
OBJECTIVES(2)            income consistent with   income consistent with   income consistent with
                         maximum safety,          liquidity and stability  liquidity and stability
                         liquidity and stability  of principal, exclud-    of principal, exclud-
                         of principal, exempt     able from gross income   able from gross income
                         from state income tax    for federal income tax   for federal and
                         in most states           purposes                 California income tax
                                                                           purposes

PORTFOLIO SECURITIES(3)  Short-term obligations   Short-term municipal     Short-term municipal
                         directly issued by the   securities of various    securities of
                         U.S. Treasury            issuers                  California issuers

QUALITY OF DEBT          Highest Quality          High Quality
SECURITIES(4)            -- supported by the      -- two highest rating quality grades, such as
                         full faith and credit    Moody's (Aaa, Aa) or S&P (AAA,AA)
                         of the U.S. Government

(1) There can be no assurance that a stable net asset value will always be achieved.

(2) These investment objectives are fundamental and cannot be changed without shareholder approval.

(3) Please read the Appendix for a more detailed description of securities and strategies.

(4) Based on ratings of nationally recognized credit rating agencies such as Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if not rated, of comparable quality in the opinion of the Adviser, or Subadviser if applicable. Applies only to debt securities. Rating agencies do not rate equity securities. Please read the Appendix for a more detailed description of quality standards.

                                    NATIONAL INSURED         CALIFORNIA INSURED
           U.S. GOVERNMENT          INTERMEDIATE             INTERMEDIATE             NATIONAL MUNICIPAL
           INTERMEDIATE FUND        MUNICIPAL FUND           MUNICIPAL FUND           BOND FUND
                                    For long-term investors seeking liquidity and
           For long-term investors  higher after-tax yield than comparable            For long-term investors
           seeking liquidity and    investments producing taxable income may          seeking liquidity and
           higher pre-tax yield     provide, minimal credit risk, and who can accept  higher after-tax yield
           than short-term          price fluctuations that should be more moderate   than compar-
           investments may provide  than long-term bond funds                         able investments
           and who can accept                                                         producing taxable
           price fluctua-                                                             income may
           tions that should be                                                       provide, and who can
           more moderate than                                                         accept price
           long-term bond funds                                                       fluctuations
           A high level of current  A high level of current  A high level of current  A high level of current
           income consistent with   income consistent with   income consistent with   income consistent with
           prudent investment       prudent investment       prudent investment       prudent investment
           management, minimizing   management, minimizing   management, minimizing   management and
           credit risk and          credit risk and          credit risk and          preservation of
           preservation of capital  preservation of          preservation of          capital, excludable
                                    capital, excludable      capital, excludable      from gross income for
                                    from gross income for    from gross income for    federal income tax pur-
                                    federal income tax pur-  federal and California   poses
                                    poses                    income tax purposes
           Intermediate and         Intermediate term        Intermediate term        Intermediate and
           long-term U.S.           municipal securities of  municipal securities of  long-term municipal
           Government obligations   various issuers, that    California issuers that  securities of various
           and mortgage related     are insured as to the    are insured as to the    issuers
           securities issued by     timely payment of        timely payment of
           U.S. Goverment agencies  principal and interest   principal and interest
           or
           instrumentalities or
           private issuers
           Quality                  Quality
           -- three highest rating  -- three highest rating quality grades, such as Moody's (Aaa, Aa, A) or quality grades, such as  S&P (AAA, AA, A)
           Moody's (Aaa, Aa, A) or
           S&P (AAA, AA, A);
           primarily highest
           quality

--------------------------------------------------------------------------------
WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES? (CONTINUED)


                                                  U.S. GOVERNMENT AND
                         CALIFORNIA MUNICIPAL     MORTGAGE SECURITIES
                         BOND FUND                FUND                     STRATEGIC INCOME FUND
SUITABILITY              For long-term investors  For long-term investors  For long-term investors
                         seeking liquidity and    seeking liquidity and    seeking high current
                         higher after-tax yield   higher pre-tax yield     income who can accept
                         than compar-             than short-              price fluctuations and
                         able investments         term investments may     the special risks
                         producing taxable        provide, and who can     involved with foreign
                         income may               accept                   investing, use of
                         provide, and who can     price fluctuations       derivatives and
                         accept price                                      high-yield, lower-rated
                         fluctuations                                      securities
INVESTMENT               A high level of current  A high level of current  A high level of current
OBJECTIVES(2)            income consistent with   income consistent with   income consistent with
                         prudent investment       prudent investment       prudent risk management
                         management and           management and           and preservation of
                         preservation of          preservation of capital  capital
                         capital, excludable
                         from gross income for
                         federal and California
                         income tax purposes
PORTFOLIO SECURITIES(3)  Intermediate and         Intermediate and         U.S. Government
                         long-term municipal      long-term U.S.           securities, debt
                         securities of Cali-      Government obligations   securities of foreign
                         fornia issuers           and mortgage related     governments and
                                                  securities issued by     companies,
                                                  U.S. Government          and lower-rated,
                                                  agencies or              high-yield
                                                  instrumentalities or     debt securities of
                                                  private issuers          U.S. companies
QUALITY OF DEBT          Quality                  Quality                  Full Range
SECURITIES(4)            -- three highest rating  -- three highest rating  -- all rating quality quality grades, such as  quality grades, such as  grades, such as Moody's
                         Moody's (Aaa, Aa, A) or  Moody's (Aaa, Aa, A) or  (Aaa, Aa, A, Baa, Ba,
                         S&P (AAA, AA, A)         S&P (AAA, AA, A);        B, Caa, Ca, C, D) or
                                                  primarily highest        S&P (AAA, AA, A, BBB,
                                                  quality                  BB, B, CCC, CC, C, D)



See Footnotes (2) through (4) on page   .

                               GROWTH AND INCOME   STRATEGIC GROWTH                        EMERGING GROWTH
           BALANCED FUND       FUND                FUND                GLOBAL GROWTH FUND  FUND
           For long-term       For long-term       For long-term       For long-term       For long-term
           investors seeking   investors           investors seeking   investors seeking   investors seeking
           a balance of        primarily seeking   growth of capital   growth of capital   growth of capital
           capital growth and  growth of capital,  only, and who can   only, and who can   only, and who can
           high current        with some current   accept price        accept price        accept greater
           income, and who     income, and who     fluctuations        fluctuations and    price fluctuations
           can accept price    can accept price                        the special risks   in the hopes of
           fluctuations        fluctuations                            involved with       greater gains
                                                                       substan-
                                                                       tial foreign
                                                                       investing
           Long-term capital   Long-term capital   Long-term capital   Long-term capital   Long-term capital
           growth and a high   growth and some     growth, without     growth, without     growth, without
           level of current    current income      consideration of    consideration of    consideration of
           income consistent   consistent with     current income,     current income,     current income,
           with prudent        prudent investment  consistent with     consistent with     consistent with
           investment          management          prudent investment  prudent investment  prudent investment
           management and                          management          management          management
           preservation of
           capital
           Common and          Common and          Common and          Common and          Common stocks,
           preferred stocks,   preferred stocks    preferred stocks    preferred stocks    preferred stocks,
           convertible         and convertible     and convertible     and convertible     convertible
           securities and      securities          securities          securities of U.S.  securities,
           bonds               selected primarily  selected solely     and foreign         rights, warrants
                               for their           for their           companies           and options of
                               appreciation        appreciation                            "growth- type"
                               potential and, in   potential                               companies,
                               many instances,                                             including emerging
                               for their dividend                                          growth companies
                               paying ability

           Investment Grade                                            Full Range
           -- four highest rating quality grades such as Moody's       -- all rating quality grades, such as
           (Aaa, Aa, A, Baa) or S&P (AAA, AA, A, BBB)                  Moody's (Aaa, Aa, A, Baa, Ba, B, Caa,
                                                                       Ca, C, D) or S&P (AAA, AA, A, BBB, BB,
                                                                       B, CCC, CC, C, D)

----------------------------------------------
WHAT COMPANIES ARE AFFILIATED WITH THE FUNDS?


    Atlas Assets, Inc. (the "Company") was organized by Golden West Financial Corporation ("Golden West Financial") and is owned by the Atlas Funds' shareholders. Golden West Financial is a New York Stock Exchange listed savings and loan holding company, headquartered in Oakland, California, with assets at December 31, 1996 in excess of $ billion. The Company has engaged Atlas Advisers, Inc. (the "Adviser") and Atlas Securities, Inc. (the "Distributor"), two wholly owned subsidiaries of Golden West Financial, to provide investment advice and distribution services to the Atlas Funds.


    The Adviser is a registered investment adviser. The Adviser has overall responsibility for the investment advisory services provided to the Atlas Funds, including formulating the Funds' investment policies, analyzing market conditions, providing portfolio management services to certain of the Atlas Funds directly, and monitoring and evaluating the portfolio management services provided to selected Atlas Funds by others (the "Subadviser" or "Subadvisers").


    The Distributor is a broker-dealer registered with the Securities and Exchange Commission ("SEC") and maintains membership with the National Association of Securities Dealers. It is the principal underwriter and sole distributor of the Company's shares. The Adviser and the Distributor have contracted with World Savings and Loan Association ("World Savings" or "World"), Golden West Financial's principal operating subsidiary, for certain services and facilities to be used in the conduct of mutual fund operations. The Distributor has established Atlas Investment Centers in Arizona, California, Colorado, Florida, Kansas, New Jersey and Texas branches of World Savings, a federally chartered institution with branches in 7 states, as of December 31, 1996. NEITHER THE COMPANY, THE ADVISER NOR THE DISTRIBUTOR IS A SAVINGS AND LOAN ASSOCIATION OR A BANK, AND ATLAS FUND SHARES ARE NOT INSURED OR GUARANTEED BY ANY GOVERNMENTAL OR PRIVATE INSURANCE FUND.


----------------------------------------------
WHAT ARE THE FUNDS' INVESTMENT LIMITATIONS?

    All of the Atlas Funds operate under the following fundamental limitations:


    Each Atlas Fund will limit its investment in illi-quid assets, such as restricted securities or repurchase agreements and time deposits with more than seven days to maturity, to no more than 10% of total assets. The Atlas Balanced, Global Growth, Strategic Growth, Emerging Growth and Strategic Income Funds have adopted this restriction as a non-fundamental operating policy.


    Each Atlas Fund will limit its investments in the securities of issuers in any one industry (except for investments in obligations of the U.S. Government, its agencies or instrumentalities and municipal obligations) to no more than 25% of net assets.

    Each Atlas Fund, except the California Funds, is "diversified." With respect to at least 75% of a Fund's total assets, each diversified Fund will limit its purchases of the securities of a single issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) to no more than 5% of the Fund's total assets and no more than 10% of the issuer's outstanding voting securities.

    The California Funds, due to the limited number of securities available to meet their investment objectives, are classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are not limited in the proportion of their respective assets that may be invested in the obligations of a single issue or issuer. Each California Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986 (the "Code"), in order to pass on the maximum tax benefits associated with the income earned by each Fund to each investor. The Atlas California Municipal Bond Fund and the Atlas California Insured Intermediate Municipal Fund may assume large positions in the obligations of a small number of issuers which may cause the Fund's share price to fluctuate to a greater extent than share prices of funds holding more diversified portfolios.

----------------------------------------------
WHAT ARE THE FUNDS' INVESTMENT POLICIES?

    The TREASURY MONEY FUND maximizes safety by investing in debt securities issued by the U.S. Treasury. These securities, the only securities in which this Fund will invest, are guaranteed as to principal and interest by the full faith and credit of the U.S. Government and are of the highest possible credit quality. Though such securities involve little risk of loss of principal, if held to maturity, like any debt obligation they are subject to variations in market value due to fluctuations in interest rates. The Treasury Money Fund reduces this market risk by investing only in securities maturing in 13 months or less and by maintaining an average weighted maturity of 90 days or less.

    The NATIONAL FUNDS will, under normal market conditions, each invest at least 80% of its assets in, or derive at least 80% of its income from, municipal securities which distribute interest that is excludable from gross income for federal income tax purposes. The Atlas National Municipal Money Fund reduces its market risk by investing 100% of its assets in securities maturing in 13 months or less. The Atlas National Insured Intermediate Municipal Fund seeks to reduce its market risk by maintaining a dollar weighted average portfolio maturity between three and ten years.

    The CALIFORNIA FUNDS will, under normal market conditions, each invest at least 80% of its assets in, or derive at least 80% of its income from, municipal securities which in the opinion of bond counsel bear interest that is excludable from gross income for federal income tax purposes, and is exempt from California state personal income tax. These may include securities issued by the Commonwealth of Puerto Rico, U.S Virgin Islands and Guam. The Atlas California Municipal Money Fund reduces its market risk by investing 100% of its assets in securities maturing in 13 months or less. The Atlas California Insured Intermediate Municipal Fund seeks to reduce its market risk by maintaining a dollar weighted average portfolio maturity between three and ten years. Factors which affect California municipal issuers, such as regional economic downturns, voter initiatives limiting government taxing or spending powers, or legal or regulatory changes, will have a greater impact on the California Funds than they would on more geographically diversified tax-free funds.

    All six of the MUNICIPAL FUNDS may invest up to 20% of their assets in taxable securities. The Municipal Funds are not limited with respect to investments in municipal obligations classified as "private activity bonds" by the Code. Private activity bonds are subject to federal alternative minimum tax. For a complete discussion of private activity bonds and their potential tax effect, please see the Appendix -- "Portfolio Strategies -- Money Funds" and "How can taxes affect my investment?". When, in the opinion of the Adviser or Subadviser, abnormal market conditions require a temporary defensive position, each of the Municipal Funds may invest more than 20% of its assets in taxable obligations of the same quality and maturity standards as the tax exempt securities in which it normally invests. Please see the Appendix for additional discussion of the Municipal Money Funds' quality and maturity standards.


    The INSURED FUNDS will, under normal market conditions, each invest at least 65% of its assets in insured municipal securities rated AAA by S&P or Aaa by Moody's. Such insured municipal securities will be: (i) insured under a new-issue insurance policy obtained by the issuer of the security at the time of original issuance ("new-issue insurance"); (ii) insured under a secondary market insurance policy purchased by the Fund or a previous holder of the security ("secondary market insurance"); or (iii) insured under an insurance policy purchased by the Fund ("portfolio insurance"). Insurance minimizes the risks to a Fund and its shareholders associated with defaults of the insured portfolio securities owned by a Fund. Insurance provides for the timely payment of interest and repayment of principal; it neither guarantees the market value of the securities in the Insured Funds' portfolios nor the value of the shares of a Fund.

    The ATLAS U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND will, under normal market conditions, invest at least 80% of its assets in U.S. Government securities, mortgage securities, and in repurchase agreements collateralized by mortgage securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and include mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") (please see the Appendix). At least 50% of this Fund's assets will be invested in U.S. Government securities (including GNMA government securities, and FNMA and FHLMC government agency mortgage securities) and at least 25% of its assets will be invested in mortgage securities (including U.S. Government and government agency mortgage securities, and privately issued mortgage related and mortgage-backed securities).

    The ATLAS U.S. GOVERNMENT INTERMEDIATE FUND will, under normal market conditions, invest at least 65% of its assets in U.S. Government securities (including GNMA, FNMA and FHLMC obligations). This Fund seeks to reduce its market risk by maintaining a dollar weighted average portfolio maturity between three and ten years.

    The GOVERNMENT FUNDS may engage in reverse repurchase and dollar reverse repurchase agreements, when-issued and firm commitment transactions and in futures and options transactions (please see the Appendix "Investment Guidelines -- Bond and Stock Funds" for more about these transactions). The Funds may also anticipate interest rate movements by purchasing interest-only or principal-only stripped bonds, though there is no assurance that its predictions will prove accurate.

    The ATLAS STRATEGIC INCOME FUND will, under normal market conditions, invest in each of three market sectors: (1) U.S. Government securities, (2) debt securities of foreign governments and companies, and (3) lower-rated, high-yield debt securities of U.S. companies. From time to time the manager will adjust the amounts the Fund invests in each sector.

    By investing in all three sectors, the Fund seeks to reduce the volatility of fluctuations in its net asset value per share, because the overall securities price and interest rate movements in each of the different sectors are not necessarily correlated with each other. Changes in one sector may be offset by changes in another sector that moves in a different direction. Therefore, this strategy may help reduce some of the risks from negative market movements and interest rate changes in any one sector. However, the Fund may invest up to 100% of its assets in any one sector if its Subadviser believes that in doing so the Fund can achieve its objective without undue risk to the Fund's assets.

    When investing the Fund's assets, the Subadviser considers many factors, including general economic conditions in the U.S. and abroad, prevailing interest rates, and the relative yields of U.S. and foreign securities. While the Fund may seek to earn income by writing covered call options, market price movements may make it disadvantageous to do so. The Fund may also try to hedge against losses by using hedging strategies described below. When market conditions are unstable, the Fund may invest substantial amounts of its assets in money market instruments for defensive purposes. These strategies are described in greater detail in the Appendix and also in the Statement of Additional Information.

    The amount of income the Fund may earn to distribute to shareholders will fluctuate depending on the securities the Fund owns and the sectors in which it invests. THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM AND IS DESIGNED FOR INVESTORS WILLING TO ASSUME A HIGHER DEGREE OF RISK. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO ACHIEVE ITS

    INVESTMENT OBJECTIVE. THE HIGH-YIELD, LOWER-RATED SECURITIES IN WHICH THE FUND INVESTS, ARE CONSIDERED SPECULATIVE INVESTMENTS. SEE INVESTMENT GUIDELINES -- BOND AND STOCK FUNDS, "SPECIAL RISKS OF LOWER RATED SECURITIES," IN APPENDIX I FOR A DISCUSSION OF THESE RISKS.

    The ATLAS BALANCED FUND will, under normal market conditions, invest primarily in a combination of income-producing equity securities (defined as common stocks, preferred stocks, and securities having the investment characteristics of common stock, such as securities convertible into common stock). To achieve its additional objective of conserving principal while seeking moderate capital appreciation, the Fund will invest in securities of the type described above thought by the Fund's Subadviser to provide opportunities for growth without undue risk. The proportion of this Fund's assets invested in the particular types of securities described above will vary from time to time, with emphasis on income producing equity securities but with at least 25% of assets invested in fixed income senior debt.

    The ATLAS GROWTH AND INCOME FUND will, under normal market conditions, invest at least 65% of its assets in equity securities (as previously defined) expected to grow at a rate that outperforms the general market over the long-term. Many of these securities will pay dividends. Companies will be evaluated by the Fund's Subadviser based on a variety of factors including: quality of management, undervalued assets, or higher projected earnings growth relative to recognized market benchmark indicators such as the Standard & Poor's 500 composite index of companies.

    The ATLAS STRATEGIC GROWTH FUND will, under normal market conditions, invest primarily in equity securities (as previously defined) considered by the Fund's Subadviser to have better-than-expected earnings prospects and below-normal valuations. Current income will not be a consideration in selecting portfolio securities.

    The ATLAS GLOBAL GROWTH FUND will, under normal market conditions, invest primarily in equity securities (as previously defined) of growth-oriented companies that are traded in markets of at least three different countries (which may include the United States). These securities tend to be issued by companies that may be developing new products or services, or expanding into new markets for their products. The Fund may invest in securities of smaller, less well-known companies as well as those of large, well-known companies. Current income is not a consideration in selecting portfolio securities.

    The Fund's Subadviser currently employs an investment strategy in selecting foreign and domestic securities that considers the effects of worldwide trends on the growth of various business sectors. These trends or "global themes" currently include telecommunications expansion, emerging consumer markets, infrastructure development, natural resource use and development, corporate restructuring, capital market development in foreign countries, health care expansion, and global integration. These trends, which may affect the growth of companies having business in these sectors, may suggest opportunities for investing the Fund's assets. The Subadviser does not invest a fixed or specific amount of the Fund's assets in any one sector, and these themes or this approach may change over time.

    The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes as well as in "special situations" the Subadviser believes present opportunities for capital growth. For example, when a country's economy is expanding, companies in the financial services and consumer products industries may be in a position to benefit from changes in the business cycle and may present long-term growth opportunities.

    When investing the Fund's assets, the Subadviser considers many factors, including the global themes discussed above, general economic conditions abroad relative to the U.S. and the trends in foreign and domestic stock markets. THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM AND IS DESIGNED FOR INVESTORS WILLING TO ASSUME A HIGHER DEGREE OF RISK. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE. SEE INVESTMENT GUIDELINES -- BOND AND STOCK FUNDS, "RISKS OF FOREIGN SECURITIES," IN APPENDIX I FOR A DISCUSSION OF THESE SPECIAL RISKS.


    The ATLAS EMERGING GROWTH FUND will, under normal market conditions, invest primarily in equity securities (as previously defined) of growth-type issuers with market capitalization less than $1 billion, including emerging growth companies. The Fund's Subadviser considers growth-type issuers to be those companies whose goods or services have relatively favorable long-term prospects for increasing demand, or companies that develop new products, services, or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. It is expected that a substantial portion of the Fund's assets will be invested in over-the-counter securities, which will often be smaller, less well-known companies. Emerging growth companies in which the Fund may invest are typically beyond their initial start-up periods but have not yet reached a state of established growth or maturity. The rate of growth of such companies at times may be dramatic. However, investments of this type generally involve greater risk than is customarily associated with large, more seasoned companies. Current income will not be a consideration in selecting portfolio securities.



    Each Stock Fund may seek investment opportunities among securities of smaller, less well known ("unseasoned") companies as well as securities of large, well known companies. The Bond Funds and the Stock Funds may, for hedging purposes, engage in certain futures, options on futures and options on securities transactions and the Stock Funds and the Strategic Income Fund may enter into foreign securities transactions and currency exchange contracts. For a detailed discussion of these strategies, please see the Appendix.


    The investment objectives listed in "What are the Funds' investment objectives?" and the investment limitations listed in "What are the Funds' investment limitations?" are fundamental and cannot be changed without shareholder approval. All other investment policies and practices described in this Prospectus and in the Statement of Additional Information (the "SAI"), unless specifically designated as fundamental, are not fundamental and can be changed by the Company's Board of Directors without shareholder approval.

    Any investment involves risk and there can be no assurance that a Fund will achieve its investment objectives. The market value of fixed-income securities (which constitute the primary investments of the Money and Bond Funds) can be expected to vary inversely in response to changes in prevailing interest rates. Generally, the effect of these changes is not significant on money market instruments, but for longer term securities the effect is greater. Because of this, the Bond Funds (including the Intermediate Funds) should be considered as long-term investments.

    Shareholders of the Municipal Funds, if they are subject to a federal alternative minimum tax, may pay an increased alternative minimum income tax depending on the amount and type of dividends received from those Funds. Potential investors in the California Funds should consider the possibly greater risk arising from the geographic concentration and non-diversified structure of their investments, as well as the current and past financial condition of California municipal issuers.

    The market value of equity securities (which constitute the primary investments of each of the Stock Funds) may fluctuate over shorter or longer periods with changing market and economic conditions. Therefore, the Stock Funds are not suitable investments for anticipating short-term market swings or for short-term financial needs, and should not be considered a substitute for a fixed-income investment. Additional information about investment strategies and policies that one or more of the Funds may employ appears in the Appendix to this Prospectus and in the SAI.

----------------------------------------------
HOW ARE THE FUNDS ADMINISTERED?

    The Board of Directors supervises the business activities of the Company, which include the hiring and supervision of professionals to administer the Atlas Funds, approval of contracts, election of officers, and approval of auditor selection and reports. The Directors bring to the Funds extensive experience in investments, financial services management, economics, and accounting. Their primary responsibility in overseeing the Atlas Funds is to serve the investors' best interests. You will find information about each Director's background in the SAI.

THE ADVISER

    The Adviser provides portfolio management services to the Treasury Money Fund and the Government Funds, and supervises the provision of similar services to the Municipal Funds by Boston Safe Advisors, Inc. (the "Municipal Funds' Subadviser") located at One Boston Place, Boston, Massachusetts 02108, and to the Stock Funds by Oppenheimer Management Corporation (the "Stock Funds' Subadviser") located at Two World Trade Center, New York, New York 10048. The Adviser, established by Golden West Financial to provide investment advisory and portfolio management services to the Atlas Funds, began operations at the Company's January 10, 1990 inception. To provide services to its sole client, the Adviser has retained investment professionals with substantial experience in managing institutional and individual investments.


    Marion O. Sandler, Chairman and Chief Executive Officer of Golden West Financial and World Savings, is Chairman of the Board, Chief Executive Officer and President of the Adviser, the Distributor and the Company. Roberta A. Conger, Senior Vice President and Treasurer for World Savings, and Tim Stare, Vice President of World Savings, are the persons primarily responsible for the day-to-day management of the portfolios of the Government Funds and the Treasury Money Fund. Ms. Conger has more than 25 years experience as a trader and portfolio manager of fixed-income securities, including the last 11 years involved in managing the investments of Golden West Financial's over $2 billion portfolio of mortgage-backed and mortgage related securities, money market instruments, bonds, other debt obligations, and U.S. Government securities. Mr. Stare has over 20 years experience as a trader and portfolio manager of fixed-income securities, including the last six years managing investment portfolios for World Savings and Golden West Financial.



    The Municipal Funds' Subadviser is a wholly owned subsidiary of The Boston Company, Inc., an indirect wholly owned subsidiary of Mellon Bank Corporation, a publicly owned multibank holding company ("Mellon"). As of December 31, 1996, Mellon, through its subsidiaries, including the Municipal Funds' Subadviser, provided investment advisory services to investment company portfolios with aggregate assets in excess of $ billion, of which over $ billion was in fixed-income assets and over $ billion was in tax-exempt assets. John F. Flahive, a Vice President with the Municipal Funds' Subadviser, has been the person primarily responsible for the day-to-day management of the Municipal Funds since November 1, 1994. Prior to joining Mellon in October, 1994, Mr. Flahive was a Senior Portfolio Manager at Neuberger & Berman for approximately one year. Prior to that, Mr. Flahive was in the municipal bond departments of T. Rowe Price and Dean Witter for approximately 8 years.


    The Stock Funds' Subadviser is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the

    Stock Funds' Subadviser and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company which also advises pension plans and investment companies. As of December 31, 1996, the Stock Funds' Subadviser and its affiliates advised U.S. investment companies with aggregate assets in excess of $ billion, of which approximately $ billion was invested in equity funds.


    The Portfolio Managers of the Atlas Growth and Income Fund are Bruce Bartlett and Diane L. Sobin. They have been the persons principally responsible for the day-to-day management of that Fund since July 5, 1995. During the past five years, Mr. Bartlett, a Vice President and Portfolio Manager of the Stock Funds' Subadviser, was previously a Vice President and Senior Portfolio Manager with First of America Investment Corporation. During the past five years, Ms. Sobin, a Vice President and Portfolio Manager of the Stock Funds' Subadviser, was previously a Vice President and Senior Portfolio Manager with Dean Witter InterCapital, Inc.


    John P. Doney, Vice President and Portfolio Manager of the Stock Funds' Subadviser, has been the person primarily responsible for the day-to-day management of the Atlas Balanced Fund, since the Fund's inception of operations on October 1, 1993.



    Robert C. Doll, Jr., Executive Vice President, Director of Equity Investments, and Portfolio Manager of the Stock Funds' Subadviser, has been the person primarily responsible for the day-to-day management of the Atlas Strategic Growth Fund since the Fund's inception of operations on October 1, 1993. During the past five years, Mr. Doll has served as an officer and portfolio manager of various funds managed by the Subadviser.



    William L. Wilby has been the person primarily responsible for the day-to-day management of the Atlas Global Growth Fund since that Fund's
    inception of operations on April   , 1996. During the past five years, Mr.
    Wilby, a Senior Vice President and Portfolio Manager of the Stock Funds' Subadviser, has served as an officer and portfolio manager for various funds managed by the Stock Funds' Subadviser, prior to which he was an international investment strategist at Brown Brothers, Harriman & Co. and a Managing Director and Portfolio Manager at AIG Global Investors.



    Jay W. Tracey, III, Vice President and Portfolio Manager of the Stock Funds' Subadviser, has been the person primarily responsible for the day-to-day management of the Atlas Emerging Growth Fund since that Fund's inception of
    operation on               , 1997. During the past five years, Mr. Tracey
    has served as an officer and portfolio manager for other funds managed by the Stock Funds' Subadviser. Mr. Tracey also served as a managing director of Buckingham Capital Management. Prior to joining the Stock Funds' Subadviser, Mr. Tracey was a Senior Vice President of Founders Asset Management, Inc., prior to which he was a securities analyst and portfolio manager for Berger Associates, Inc.



    Arthur P. Steinmetz and David P. Negri have been the individuals primarily responsible for the day-to-day management of the Atlas Strategic Income Fund since that Fund's inception of operations on July 1, 1996. During the past five years, Mr. Steinmetz, a Senior Vice President and Portfolio Manager of the Stock Funds' Subadviser, and Mr. Negri, a Vice President and Portfolio Manager of the Stock Funds' Subadviser have each served as officers and portfolio managers of various funds managed by the Stock Funds' Subadviser.



    A Subadviser may be removed by the Adviser or by the Company at any time, in which event the Adviser would directly manage the Fund or another Subadviser would be engaged for that purpose.


    Each Fund pays the Adviser a management fee for investment management services. The Adviser, in turn, pays a Subadviser for its portfolio management services. The management fee is an annual rate, equal to a percentage of each Fund's average net assets and paid monthly as follows:

    ANNUAL MANAGEMENT FEES

                                      Assets over
                                      $100 million  Assets over
                        Assets up to   and up to       $500
      Funds             $100 million  $500 million    million
---------------------------------------------------------------
      Money Funds            .50%          .50%        .475%
      Bond Funds
       (other than the
       Strategic
       Income Fund)          .55%          .55%        .50%
      Strategic Income
       Fund                  .75%          .70%        .65%
      Stock Funds
       (other than the
       Global Growth
       Fund)                 .70%          .60%        .50%
      Global Growth
       Fund                  .80%          .75%        .70%

    Additionally, the Adviser oversees the transfer agent services provided to the Funds by State Street Bank and Trust Company ("SSB&T"), and by SSB&T's designated Shareholder Services Agent, National Financial Data Services ("NFDS"), and the custodial and accounting services provided by Investors Bank and Trust Company ("IBT").

    In addition to the management fee, each Fund will pay directly or reimburse the Adviser for expenses incurred on a Fund's behalf. These expenses include, but are not limited to: fees for custody, transfer agency, dividend disbursement, accounting, pricing, legal and auditing services; filing and registration fees; shareholder reports; printing and postage; office facilities, stationery and supplies; the clerical, executive and administrative costs incurred by the Adviser in overseeing or administering all of the above; and other direct administrative and service costs. Common expenses will be allocated to each Fund on a basis the Company's Directors deem fair and equitable.

THE DISTRIBUTOR AND DISTRIBUTION PLANS

    The shares of each Atlas Fund are distributed by Atlas Securities, Inc. (the "Distributor"), which serves as the principal underwriter of each Fund's shares, pursuant to a Principal Underwriting Agreement which provides for a commission to be paid at the time of purchase of Class A shares of the Bond and Stock Funds and on a contingent deferred basis upon the redemption of Class B shares of those Funds and the Atlas U.S. Treasury Money Fund (please see "What price will I pay?" for more information). The Distributor may also receive payments under separate Distribution Plans for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), approved by the Company's Board of Directors, which are subject to annual renewal. The combination of CDSC and distribution fees retained by the Distributor (as described under "Class B Distribution Plan") facilitate the sale of Class B shares without a sales charge being deducted at the time of purchase.

    Under the Class A Distribution Plan, the Company may reimburse the Distributor up to a maximum of .25% per year of average daily net assets of all Class A shares outstanding for each Fund, payable on a quarterly basis, for actual costs expended on behalf of that Fund for advertising, marketing, distribution, shareholder services and the printing and distributing of the Company's Prospectus, Statement of Additional Information and sales literature. Reimbursements from one Atlas Fund will not be expended for expenses of another Atlas Fund. The Distributor may, in turn, make payments up to a maximum of .25% per year to securities dealers for distribution services, though shares are currently offered only through the Distributor.

    Under the Class B Distribution Plan, the Distributor is compensated for its services and costs incurred in connection with the distribution of and distribution-related services for the Funds' Class B shares. Pursuant to the Class B Plan, each Fund that has sold Class B shares will, on a monthly basis, pay the Distributor a distribution fee of 1/12 of the annual fee computed on the average net asset value of all Class B shares outstanding for the month. The

    Plan limits the distribution fee to 0.75% per annum. Distribution fee payments attributable to Class B shares are designed to permit an investor to purchase shares of a Fund without the assessment of a front-end sales charge and at the same time permit the Distributor to compensate its investment representatives in connection with the sale of Class B shares of a Fund. The Distributor's actual distribution expenses for any given year may exceed the aggregate of payments received pursuant to the Class B Plan, and such expenses may be carried forward and paid in future years. The Class B
    Plan has the effect of increasing annual expenses of Class B shares of a Fund from what its expenses would otherwise be and thereby decreasing income dividends, if any.

THE FUNDS

    The Company was organized as a Maryland corporation on November 19, 1987. The Company's shares are currently issued in fourteen series and, except as otherwise indicated below, have equal rights and privileges. Each share represents an interest only in one particular Atlas Fund. When issued, shares are fully-paid and nonassessable, and have no preemptive, subscription, or cumulative voting rights. The Company's Articles of Incorporation, as amended, allow the Board of Directors to issue one billion shares, to increase this amount and to establish additional Atlas Funds. Each shareholder of a Fund is entitled to a proportionate share of that Fund's dividends and distributions and net distributable assets upon liquidation.

    The Company's Board of Directors has author-ized two classes of stock (Class A and Class B) for each Fund, which constitute the Company's shares of capital stock. As of April 19, 1994, all of the previously outstanding shares of each Fund were redesignated as Class A shares without any other changes. As described in this Prospectus, each class has different dividends, distributions and expenses and may have different net asset values. Class B shares will automatically convert to Class A shares sixty months after an investor's purchase order for Class B shares is accepted. See "What is the Class B sales charge alternative?".

    The Company does not normally hold annual shareholders meetings. Meetings of shareholders will be held as determined by the Board of Directors or as required by the 1940 Act or other applicable law. The Board of Directors is committed to keeping you well informed about your Fund investments through regular reports. Shareholder meetings may be called for such matters as electing Directors, approving investment advisory agreements or making a change to a Fund's fundamental policies. Each shareholder is entitled to one vote per share on matters affecting that Fund and on general matters. Shareholders of a particular Class have the exclusive right to vote by Class on matters determined by the Board to affect only that Class. On all other matters submitted to a vote of the stockholders, the holders of separate Classes of shares of a Fund vote together as a single Class. A meeting must be held within 60 days in the event that, at any time, less than a majority of the Directors holding office were elected by shareholders. Holders of 10% of the shares of a Fund may require a shareholder meeting for any reason, including removal of a Director.

INVESTOR'S MANUAL
--------------------------------
HOW CAN I COMMUNICATE WITH
   THE FUNDS?

    An Atlas Investment Representative will always be happy to help you and answer any questions you may have. To talk to an Atlas Investment Representative, please call 1-800-933-ATLAS (1-800-933-2852). Atlas Securities, Inc. is headquartered at:


            794 Davis Street
            San Leandro, California 94577


    You can deliver your payment and any related documents to Atlas headquarters or to the World branch nearest you. The Distributor will forward those payments and documents to the Shareholder Services Agent (the "Agent") for pricing and investment purposes. Normally, your forwarded documents will reach the Agent within three business days, although this cannot be guaranteed. Of course, you can always send New Account Forms, checks, written requests, instructions or inquiries by regular mail or by special overnight, certified or registered delivery, directly to the Agent at the following addresses:

    REGULAR MAIL
    Atlas Funds
    P.O. Box 419056
    Kansas City, MO 64141-6056

    SPECIAL DELIVERY
    Atlas Funds
    c/o NFDS
    1004 Baltimore
    Kansas City, MO 64105-1807

    The New Account Form is an important way for you to communicate with a Fund. For IRAs, the IRA Adoption Agreement & Transfer Form serves the same purpose. The New Account Form is enclosed with this Prospectus and serves several purposes:

 / /The New Account Form tells the Agent how you want the account registered. The account registration is the name, mailing address, and type of account, such as individual, joint or corporate. This identifies the legal owner of the shares and tells the Agent how to communicate with the owner.

 / /The New Account Form tells the Agent what your social security or taxpayer identification number is and provides the tax status information and certification required by the Internal Revenue Service.

 / /The New Account Form tells the Agent which service features you wish to select, such as Telephone Exchange, Expedited Payment and Checkwriting, if available (please see "What services are available?").

 / /The New Account Form provides the Agent with the signatures and authorizations required to carry out your instructions.

--------------------------------------------------------------------------------
HOW CAN I INVEST?

    There are several options available to you for investing in an Atlas Fund. If you are purchasing an Atlas Bond or Stock Fund, you will need to decide whether Class A shares, which are subject to a front-end sales charge, or Class B shares, which are subject to a contingent deferred sales charge, are best for you.
    Additional information is contained in "What price will I pay?", "What is the Class A sales charge option?", "What is the Class B sales charge alternative?", "What else should I know about purchases?" and "What services are available?". If you have any questions or wish to schedule an appointment with an Atlas Investment Representative at a World branch, just call 1-800-933-ATLAS (1-800-933-2852) for assistance.

    OPENING YOUR ACCOUNT -- You can deliver your check and New Account Form in person to your World branch for forwarding to the Agent or mail your check, New Account Form and any other related documents to the address listed on the Information and Instructions to the New Account Form. The minimum initial investment is $2,500 ($250 for IRAs and accounts of officers, directors, current regular full-time employees and regular part-time employees, or retired employees of Golden West Financial companies "employee accounts").

    SUBSEQUENT PURCHASES -- The minimum subsequent investment is $250 ($50 for employee accounts). You can deliver your check in person or mail it to the address printed on your last confirmation statement. Please indicate the name of the Fund, Class of shares and account number on your check, or in your written request, or include a stub from a prior statement.

    TELEPHONE ORDERS -- FOR WORLD'S INSURED MONEY MARKET ACCOUNT BANK
    WIRES: call 1-800-933-ATLAS and an Atlas Investment Representative will help you set up your Fund account and complete the wire transfer for $2,500 or more ($1,000 or more for subsequent purchases). FOR ALL OTHER BANK WIRES: call 1-800-933-2852 for an account number and to notify us of the wire, then instruct your bank to wire $2,500 or more ($1,000 or more for subsequent purchases) to:

    INVESTORS BANK & TRUST COMPANY
    ABA#011001438
    ACCOUNT #188888888
    FUND NAME:
    CLASS OF SHARES:    (PLEASE SPECIFY A OR B)
    CUSTOMER NAME:
    FUND ACCOUNT #:
    Your bank may charge you a fee for this service.

    Please see "What services are available? -- Telephone transactions" for information on World's Insured Money Market Account one-call wire feature. All other wires from any bank or savings institution, including those from other World accounts, will require you to contact Atlas and also coordinate with your bank or savings institution to have the money wired.


    ORDER PROCESSING -- All payments received in good order by the Agent by 4:00 pm Eastern time (1:00 pm Pacific time) on any day the New York Stock Exchange is open for normal trading will be invested at the next determined price.


----------------------------------------------
WHAT PRICE WILL I PAY?

    The value of each share you own is referred to as its net asset value, which is determined by deducting portfolio liabilities from portfolio assets and dividing the net amount by the number of shares outstanding. Net asset value per share is calculated at the close of regular trading, normally 4:00 pm Eastern time (1:00 pm Pacific time), each business day the New York Stock Exchange is open for normal trading. The net asset values of Class A shares and Class B shares may diverge due to the different distribution and other expenses of each class of shares. Each Fund, other than the Atlas Municipal Money Funds, which only offer Class A shares, offers both Class A and Class B shares.

    MONEY FUND PRICES -- You can buy Class A shares of each of the three Money Funds at net asset value without a sales charge. The Municipal Money Funds are only available in Class A. Class B shares of the Atlas U.S. Treasury Money Fund are sold without an initial sales charge, but are subject to the same contingent deferred sales charge and distribution fee as described below for Class B shares of Bond and Stock Funds. As a result, DIRECT PURCHASES OF CLASS B SHARES OF THE ATLAS U.S. TREASURY MONEY FUND ARE DISCOURAGED BECAUSE IT GENERALLY WILL BE MORE ADVANTAGEOUS FOR YOU TO PURCHASE CLASS A SHARES. Each Money Fund attempts to maintain a constant net asset value of $1.00 per share, though there can be no assurance that this will always be achieved. The Money Funds value portfolio holdings by the amortized cost method which is based on the cost of the security and assumes a constant amortization to maturity of any discount or premium.

    BOND AND STOCK FUND PRICES -- If you purchase Class A shares you will pay a sales charge at the time of purchase of up to 3.00% of the public "offering price" per share. As a result, Class A shares are not subject to any charges when they are redeemed. Purchases of Class A shares may also qualify for reduced sales charges (see "What is the Class A sales charge option?"). Class A shares have lower expenses than Class B shares because they pay a lower distribution fee. Therefore, Class A shares pay correspondingly higher dividends per share than Class B shares, to the extent any dividends are paid. However, because a sales charge is deducted from your Class A share investment at the time of purchase, you would initially own fewer shares of Class A than if you purchased Class B shares, which under certain circumstances could mean that Class B share purchases might be more advantageous than Class A.

    Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge, payable at the time of redemption and adjustable based on your holding period. This "adjustable load" starts at 3.00% for shares redeemed within two years of purchase, and gradually reduces to 0% for shares held over five years. Class B shares are subject to a distribution fee at the annual rate of up to 0.75% of the average net assets attributable to the Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset values, at the end of the fifth year after purchase (see "What is the Class B sales charge alternative?"). Class B shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made but, until conversion into Class A shares, will have higher expenses and, therefore, lower dividends than Class A shares due to the higher Class B distribution fee. If Class B shares are not held for a full five years after purchase, the contingent deferred sales charge, or adjustable load, applied at the time of redemption could result in a Class B purchase being less advantageous for an investor than Class A.

    CLASS A OR CLASS B? -- The decision as to which Class of shares provides a more suitable investment for you depends on a number of factors, including the Fund being purchased and the amount and intended length of the investment. DUE TO THE LOWER DISTRIBUTION FEE, CLASS A SHARE INCOME DIVIDENDS WILL BE HIGHER THAN THOSE FOR CLASS B SHARES. HOWEVER, BECAUSE NO FRONT-END SALES CHARGE IS PAID ON CLASS B SHARES AT THE TIME OF PURCHASE, THE SAME INITIAL INVESTMENT WILL PURCHASE MORE CLASS B SHARES THAN CLASS A SHARES. If you are making an investment that qualifies for a significantly reduced sales charge or do not intend to leave your principal investment in the Fund for a minimum of five years, you should consider purchasing Class A shares. If you prefer not to pay an initial sales charge and plan to hold your investment for more than five years, you should consider Class B shares. WHEN PURCHASING SHARES OF A FUND, YOU MUST SPECIFY WHETHER YOU WISH TO PURCHASE CLASS A OR CLASS B SHARES. ORDERS FOR CLASS B SHARES OF THE ATLAS BOND AND STOCK FUNDS THAT WOULD QUALIFY FOR A CLASS A BREAKPOINT SALES CHARGE REDUCTION AT THE $100,000 LEVEL OR ABOVE WILL BE DISCOURAGED. IT GENERALLY WILL BE MORE ADVANTAGEOUS FOR SUCH PURCHASES TO

    BE MADE IN CLASS A SHARES. Your Atlas Investment Representative will be happy to assist you in determining whether a Class A or Class B purchase is best for you. You can visit your Atlas Investment Representative in a World branch near you or call 1-800-933-ATLAS (1-800-933-2852) to make an appointment with an Atlas Investment Representative or have one of our Representatives help you over the telephone.

----------------------------------------------
WHAT IS THE CLASS A SALES CHARGE OPTION?

    Class A shares of the Bond and Stock Funds are sold at their net asset value plus a front-end sales charge imposed at the time of purchase.

    SALES CHARGE DISCOUNTS -- Volume purchases of Class A Bond and Stock Fund shares qualify you for a sales charge reduction if you reach one of the "breakpoints" shown in the following table. The table shows the sales charge for Class A shares as a percentage of the offering price, which is the total amount you pay, including the sales charge, and as a percentage of the net amount invested, which is what remains after the sales charge is deducted.

      Breakpoint                  Sales charge -- Class A
      based on                             Shares
      amount of Class A                 (as a % of)
      shares purchase             Offering      Net amount
      (at offering price)          price         invested
      Less than $25,000                3.00%          3.09%
      $25,000 to $49,999               2.75%          2.83%
      $50,000 to $99,999               2.50%          2.56%
      $100,000 to $249,999             2.00%          2.04%
      $250,000 to $499,999             1.50%          1.52%
      $500,000 to $999,999             0.75%          0.76%
      $1,000,000 and over              0.50%          0.50%

    You can combine all of your Atlas Fund purchases of Class A shares and the balances of your other Class A and Class B share Atlas Funds' accounts with accounts of your spouse, your children under the age of 21, your employee benefit plan, and any trust or custodial accounts for which you, your spouse or your children under the age of 21 are beneficiaries (collectively referred to as "related purchases" or "related accounts") in order to qualify for a sales charge reduction.


    RIGHT OF ACCUMULATION -- You can qualify for a breakpoint sales charge reduction by combining all Class A Bond and Stock Fund related purchases with the current net asset value of all related Atlas mutual fund accounts and the current policy value of Atlas annuity accounts.


    WORLDLINK -- If your Class A Atlas Fund purchase is made with a check or bank wire from a financial institution other than World Savings ("World"), you can include the balances in your World Accounts, with the related accounts described in "Right of accumulation" above to qualify for an even greater breakpoint sales charge reduction. Besides investing with money from an institution other than World, you must submit a completed WorldLink Form with each Class A share purchase to qualify for the discount. The WorldLink Form, your check, and New Account Form if applicable, must be dropped off at your World Branch. They will be forwarded to World's Headquarters where your World account balances will be verified as of the business day before the Agent processes your investment. Because balances must be verified at World's Headquarters, Class A share purchases mailed directly to the Agent will not qualify for a WorldLink sales charge reduction. A WorldLink Form can be found in the back of this prospectus and is available at your World Branch or from your Atlas Investment Representative.

    LETTER OF INTENT -- You can qualify for additional breakpoint sales charge reductions if you plan to spread your Class A Bond or Stock Fund investments over a period of time by agreeing to a nonbinding Letter of Intent ("LOI"). You may combine the amount of all intended Bond or Stock Fund related Class A purchases over a 13-month period with the net asset value of all Class A and Class B share Bond, Stock and

    Money Fund related accounts (but not World Savings Accounts), as of the starting date of the LOI, to determine the sales charge applicable to each of the intended Class A Bond or Stock Fund purchases. You may choose to start a LOI on the date your LOI is received by the Agent or you may choose a starting date within 90 days preceding receipt of your LOI to make earlier Class A Bond and Stock Fund purchases eligible for the breakpoint sales charge level you expect to reach.

    The Agent will hold in escrow sufficient shares to equal 5% of the expected LOI amount (the "escrowed shares"), for subsequent payment of a higher sales charge if you do not reach the expected LOI amount within the 13 months. The escrowed shares will be released for your use after you have completed the LOI. The SAI provides more detailed information on the LOI.


    NET ASSET VALUE PURCHASES -- Class A shares of any Bond or Stock Fund may also be purchased at net asset value (without a sales charge): by companies affiliated with Golden West Financial; by investment accounts or portfolios managed by the affiliated companies; by affiliated company officers, directors, current regular full-time and regular part-time employees (including certain members of their families and certain of their trusts and employee benefit plans); by any state, county, or city (including its agencies, instrumentalities or authorities) which is prohibited by law from paying a sales charge in connection with the purchase of shares of a mutual fund; on purchases for individual retirement accounts, simplified employee pension plans or other qualified retirement plans; and by individuals who pay with the proceeds from a redemption, dividend, or distribution of shares of a non-affiliated, non-money market mutual fund issued within the preceding 30 days and accompanied by a confirmation or other satisfactory evidence of the transaction from the non-affiliated, non-money market mutual fund. Use of a non-affiliated money market fund as a conduit is permissible as long as it can be shown that the proceeds previously resided in a non-affiliated, non-money market mutual fund no more than 30 days prior to the Atlas Class A Bond or Stock Fund share purchase. In all cases you must inform Atlas at the time you invest of your eligibility for the sales charge waiver. The categories of net asset value purchases are subject to change or elimination by the Distributor at its sole discretion.


----------------------------------------------
WHAT IS THE CLASS B SALES CHARGE ALTERNATIVE?

    You can buy Class B shares of Bond and Stock Funds at the net asset value per share, without the imposition of a sales charge at the time of purchase.

    CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge (the "CDSC") will be deducted from the redemption proceeds of Class B shares redeemed within five years of their purchase, excluding shares purchased by reinvestment of dividends or distributions. The CDSC will be charged on the lesser of the net asset value per share on the redemption date or the original purchase price per share of the shares being redeemed. No CDSC will be imposed on increases in the principal value of your shares or on shares acquired through the reinvestment of dividends and distributions. In order to minimize the amount of CDSC to be paid, Class B shares will be redeemed by first taking all shares acquired through the reinvestment of dividends or distributions, which are never subject to a CDSC, followed by those shares held the longest and therefore subject to the lowest CDSC.

    The contingent deferred sales charge you pay will vary depending on the number of years that elapse between the time you pay for Class B shares and the time those shares are redeemed. That is why we refer to the CDSC as an adjustable load. Solely for purposes of determining the number of years that have elapsed since a purchase was made, all payments made during a month will be aggregated and treated as made on the first day of the month. Any CDSC imposed on Class B share redemptions will be assessed according to the following schedule:

                                  Contingent
                                   deferred
                                sales charge on
                                 redemption in
                                   that year
                                   (as % of
      Year(s) since purchase      applicable
      order was accepted           proceeds)
      One                             3%
      Two                             3%
      Three                           2%
      Four                            2%
      Five                            1%
      After five years               None

    An ongoing distribution fee at an annual rate of up to 0.75% of average daily net assets will be paid on all Class B shares. This fee will cause Class B shares to have higher expenses and pay lower dividends than Class A shares of the same Fund.

    The following example may help you to understand how the CDSC works.

    CDSC EXAMPLE -- Assume you purchased 100 Class B shares at $10 apiece and, two years later, another 100 shares at $9 each. Three years after your initial purchase, you have earned 15 shares through dividend reinvestment and your shares are now valued at $12 a share. If you want to redeem 50 shares, the first 15 would be your dividend shares, since they are not subject to a CDSC. The remaining 35 shares would come from your initial purchase because those shares have been held the longest, three years, and would only be subject to a 2% CDSC. Since your purchase price was lower than the current value of $12 a share, the CDSC would be based on the purchase price. For a redemption of 150 shares, the 15 dividend shares would still be used first, free of CDSC. The 100 shares, which are three years old and have been held the longest, would be used next, subject to a 2% CDSC. The remaining 35 shares would come from your second purchase, subject to a 3% CDSC for shares held two years or less. Since both purchase prices were below the current value of $12 a share, the CDSC would be based on the purchase prices. Your Atlas Investment Representative can provide additional information for you or answer any further questions you may have on the CDSC.

    CLASS B AUTOMATIC CONVERSION FEATURE -- Sixty months after a purchase order for Class B shares is accepted, such Class B shares will automatically convert to Class A shares, on the basis of the relative net asset values of the two classes, without the imposition of any sales charge or other fee. Each time Class B shares convert to Class A, a pro rata portion of the Class B shares acquired by the reinvestment of dividends or distributions that are still held in your account will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Class B shares of the higher distribution fee as soon as those shares are over five years old and no longer subject to a CDSC.

    WAIVERS OF CONTINGENT DEFERRED SALES CHARGE -- The CDSC will be waived on redemptions made within one year of the death or total disability (as evidenced by a determination of total disability by the U.S. Social Security Administration) of all shareholders on the account, on the portion of redemptions that represent the minimum required distribution from an individual retirement account or other qualified retirement plan for a shareholder who has attained the age of 70 1/2, and for involuntary redemptions as a result of an account's balance remaining below $1,250 after sixty days written notice.

----------------------------------------------
WHAT ELSE SHOULD I KNOW ABOUT PURCHASES?


    GOOD ORDER -- means that you have provided the Shareholder Services Agent (the "Agent") all the correct and complete information, documents, and signatures required to process your purchase, and that your check or bank wire payment is properly drawn on a U.S. bank and collectable in U.S. dollars. YOU MUST SPECIFY AT THE TIME OF INVESTMENT WHETHER YOU ARE

    PURCHASING CLASS A OR CLASS B SHARES. Corporations, trusts or other entities need to provide a Securities Transactions Form to verify the persons authorized to give instructions on the account. You can find a Securities Transactions Form in the back of this Prospectus. If you have any questions, please call 1-800-933-2852 and an Atlas Investment Representative will be happy to help you. To protect a Fund and its shareholders, Atlas Funds or its agents may refuse any specific purchase or exchange order.

    EXCHANGE -- is a switch of all or part of your investment from one Atlas Fund into another Atlas Fund. An exchange consists of a simultaneous redemption of one Fund's shares and a purchase of shares of another Fund with the redemption proceeds. CLASS A SHARES CAN ONLY BE EXCHANGED FOR CLASS A SHARES OF ANOTHER FUND AND CLASS B SHARES CAN ONLY BE EXCHANGED FOR CLASS B SHARES OF ANOTHER FUND. Shares of one Fund may not be exchanged for shares of another Fund unless the amount exchanged satisfies the minimum investment requirement of the other Fund.

    You will never have to pay a sales charge more than once on Class A shares you exchange, no matter how many times you exchange them, and you will never pay a sales charge on Class A shares representing reinvested dividends and distributions or on Class A Bond or Stock Fund shares purchased at net asset value. However, if you exchange Class A Money Fund shares, on which a sales charge has never been paid, for Class A shares in a Bond or Stock Fund, you will pay the appropriate sales charge at the time of the exchange (please see "What price will I pay?").

    An exchange of Class B shares from one Fund to another has no effect on the age of the Class B shares being exchanged and, therefore, does not cause the remaining portion of the five year holding period to be modified in any way. The age of all Class B shares is measured from the date they were originally acquired in the first Class B Atlas Fund. The contingent deferred sales charge is not imposed on an exchange of Class B shares.

    To protect Fund performance and to minimize costs, a Fund may modify, suspend or discontinue the exchange feature or a shareholder's use of it at any time. During periods of market volatility or unusual redemption demand, the Fund may delay processing the redemption portion of an exchange for up to seven calendar days, which would delay the processing of the purchase portion as well, or the Fund may process the purchase portion of the exchange at a later date than the related redemption. For more about exchanges, please see "What services are available?". Before you decide to make an exchange, please read about the Fund you want to purchase in the current Prospectus. You may only exchange to a Fund that has qualified its shares for sale in the state in which you reside.

    MINIMUM BALANCE -- is needed in order to keep your account open. If your account balance is reduced below $1,250 as a result of redemptions or exchanges, your Fund may close your account and mail the proceeds to you. Before taking action, however, the Fund will give you 60 days' written notice and the opportunity to make an additional investment at net asset value to increase your account balance to the $2,500 minimum investment amount.

    REVERSING UNCOLLECTED PURCHASES -- may cause a Fund or its agent to incur a bank charge and a loss in reversing your purchase if your check doesn't clear. Since bank charges or losses would harm a Fund's other investors, each Fund reserves the right to recover such charges or losses by selling shares in your account, and by holding you responsible for any remaining amount required for full recovery.

    SIGNATURE GUARANTEES -- protect you and the Funds by providing verification that the signature on instructions involving your account is yours. Signature guarantees are necessary when you:

 / /Make any change to your account ownership more than 30 days after you open your account.

 / /Make any change to Telephone Transaction,
    Automatic Redemption or Expedited Payment service features (please see "What services are available?") more than 30 days after you have elected the feature.

    Please see "What else should I know about redemptions? -- Signature guarantees" for more information on signature guarantees.

----------------------------------------------
WHAT SERVICES ARE AVAILABLE?

    The Funds offer a number of convenient service features making investing in an Atlas Fund easy and flexible. The New Account Form is designed to make it convenient for you to designate the service features you wish to select at the time you establish your account. You can terminate or modify service features at any time by sending the Shareholder Services Agent a written request. Please remember that it can take up to ten days' prior notice to the Shareholder Services Agent before changes to the "Automatic transactions" described below can take effect.

TELEPHONE TRANSACTIONS

    BANK WIRE PURCHASE -- enables you to buy shares of any Atlas Fund without worrying about mail or check clearing delays. World offers the Insured Money Market Account, which earns interest at a competitive money market rate and is insured by the Federal Deposit Insurance Corporation ("FDIC") to the extent provided by law. You can quickly and easily buy Atlas Fund shares with a wire transfer of $2,500 or more for your initial investment, or $1,000 or more for subsequent investments, from this account to your Atlas Fund account (WHICH IS NOT A BANK OR SAVINGS AND LOAN ACCOUNT OR INSURED BY THE FDIC) with one call to an Atlas Investment Representative (please see "How can I communicate with the Funds?"). In order to take advantage of this one-call feature, you must have elected the bank wire option on your World Insured Money Market Account.

    Wire transfers from other bank and savings institution accounts, including other World accounts, will require you to coordinate directly with Atlas and your bank or savings institution in order to complete the wire transfer. Please remember that, regardless of what account a bank wire purchase comes from, it must be $2,500 or more for initial investments, or $1,000 or more for subsequent investments, and your bank or savings institution must be a member of the Federal Reserve System or have a correspondent bank that is a member. The Funds do not charge you for this service, but your bank or savings institution might require you to pay a wire fee.

    TELEPHONE REDEMPTION -- enables your redemption of $1,000 or more to be processed on the business day you call, as long as you meet the requirements discussed in the "How can I redeem shares?". There is no charge for this service. However, PLEASE REMEMBER THAT ANY CLASS B SHARES REDEEMED OVER THE TELEPHONE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (PLEASE SEE "WHAT IS THE CLASS B SALES CHARGE ALTERNATIVE?"). You may also use this feature with the "Expedited Payment" feature described later to speed delivery of your redemption proceeds. For your protection, telephone redemptions can not be requested for four months after a change of address. During that time, requests to redeem must be submitted in writing with a signature guarantee (please see "What else should I know about redemptions? -- Signature guarantees"). You will not be able to use this feature to redeem shares for which certificates have been issued. Those shares can be redeemed with a written request accompanied by the certificate(s) (please see "What else should I know about redemptions? -- Certificates").

    TELEPHONE EXCHANGE -- enables you to exchange some or all of the shares in your account with a telephone call. If you are only exchanging a portion of your account, please be sure you leave the minimum balance of $1,250. Each exchange purchase should meet the appropriate initial or additional minimum investment requirements as well. SHARES OF A SPECIFIC CLASS OF ONE FUND MAY ONLY BE EXCHANGED FOR SHARES OF THAT SAME CLASS OF ANOTHER FUND. Shares for which certificates have been issued cannot be exchanged by telephone.

    They can be exchanged with a written request, accompanied by the Certificate(s) (please see "What else should I know about redemptions? -- Certificates").

    ABNORMAL MARKET CONDITIONS -- may make it difficult for you to implement a telephone transaction because the telephone lines may be operating at capacity. Under these circumstances you should consider mailing your transaction request or, perhaps, sending the request by overnight delivery to the Shareholder Services Agent. Of course, you can always drop off your transaction request at your World branch to be forwarded through the Distributor to the Shareholder Services Agent (please see "How can I communicate with the Funds?").

EXPEDITED PAYMENT

    Redemption checks are normally mailed to you, but you can request to speed delivery, if your redemption proceeds are $1,000 or more, with an Expedited Payment which will avoid mail and check clearing delays. You may use this bank wire feature to quickly and easily transfer proceeds to your World Insured Money Market Account or any other pre-designated bank or savings institution account you choose. You will need to contact the Shareholder Services Agent at 1-800-872-5368 and also coordinate with your bank or savings institution for proper receipt and disposition of the proceeds. Your bank or savings institution, or its correspondent, must be a member of the Federal Reserve System. THERE IS A $10 BANK WIRE CHARGE FOR THIS SERVICE, WHICH WILL BE DEDUCTED FROM YOUR REDEMPTION PROCEEDS BEFORE WIRING.

    If you elect Expedited Payment when you open your account, you will not have to provide signature guarantees. However, if you make the election more than 30 days after you open your account, or make any change or addition to your bank account designation, you will need to provide signature guarantees on your written request to make this feature effective.

AUTOMATIC TRANSACTIONS

    REINVESTMENT -- of your dividends and distributions will be automatic, in additional full and fractional shares credited to your account, unless you elect on the New Account Form, or later in writing, to receive dividends and distributions in cash. There is no charge for this service. Dividends and distributions, regardless of share Class, are reinvested at net asset value, without a sales charge of any kind.

    DIRECTED DIVIDENDS/DISTRIBUTIONS -- your dividends and distributions paid by an Atlas Fund can be used to purchase the same class of shares of another Atlas Fund in one of your other existing Atlas Fund accounts, at net asset value without a sales charge. There is no charge for this service. To elect this option simply complete the appropriate section on your New Account Form, requesting that your income dividends and/or capital gains distributions be paid in cash and indicating which account you would like those dividends and distributions directed to. You cannot direct dividends or distributions between a non-IRA account and an Atlas Funds IRA account.

    AUTOMATIC PURCHASE PLAN -- a plan for periodic purchases of more shares, can be elected when you open your account after you have made your initial minimum investment. If you elect the automatic purchase plan feature, a fixed amount of $250 or more will be automatically deducted from your bank or savings institution account, to purchase shares for your Atlas Fund account on any day of any months you choose (or the next business day if the date you select falls on a weekend or holiday). All you need do is select the purchase date, the months and the amount of your periodic investment when you complete your New Account Form and attach a voided check or deposit slip that indicates your bank or savings institution's name, address, and routing number and your bank account number. Your purchase payment will be automatically transferred from your bank account to your Atlas Fund account to buy additional shares. The Atlas Funds do not charge for this service. However, your bank or savings institution may charge you a fee.

    Officers, directors, current regular full-time and regular part-time employees, and retired employees of Golden West Financial companies can open an automatic purchase plan for fixed amounts of $50 or more.

    AUTOMATIC EXCHANGE PLAN -- a plan for periodic exchanges can be elected to automatically exchange a specified dollar amount (at least $250 per exchange) of shares of one of your Atlas Fund accounts for investment in the same class of shares of another Atlas Fund in one or more of your other existing Atlas Funds accounts. The automatic exchange plan provides for an exchange to be made on the 15th of each month you choose (or the next business day if the 15th falls on a weekend or holiday). There is no charge for this service. However, exchanges of shares from Atlas Class A Money Funds to Atlas Class A Bond and Stock Funds will be subject to the applicable sales charge, unless the shares being exchanged have previously paid the sales charge. You cannot make automatic exchanges between non-IRA and IRA Atlas Fund accounts.

    AUTOMATIC REDEMPTION PLAN -- a plan for periodic redemptions can be elected to automatically redeem fixed amounts of $100 or more from your Atlas Fund account at monthly, quarterly or yearly intervals. To elect the automatic redemption plan feature, your initial account balance must be at least $10,000. All you need to do is select the amount you wish to receive when you complete your New Account Form. Sufficient full and fractional shares from your account will be liquidated to meet your requested redemption amount on the 20th of each month you want payments to be made, or the previous business day in the case of weekends or holidays. Atlas Funds does not charge for this service. Of course, no payment can be made if there are insufficient shares on deposit in your Fund account on the scheduled withdrawal date.

    Depending on the balance in your Fund account and the amount of your periodic redemption, systematic withdrawals may deplete your investment. Because of sales charges, it is normally not advisable to elect the automatic redemption plan in a Bond or Stock Fund account if you also intend to add regular purchases to the account. Use of the automatic redemption plan would generally be disadvantageous for Class B shares due to the imposition of the contingent deferred sales charge. For this reason, AUTOMATIC REDEMPTIONS OF CLASS B SHARES ARE PERMITTED ONLY FOR MINIMUM REQUIRED DISTRIBUTIONS FROM A RETIREMENT PLAN ACCOUNT FOR A SHAREHOLDER WHO HAS ATTAINED THE AGE OF 70 1/2. An automatic redemption plan can only be established for accounts that do not have any certificates issued.

CHECKWRITING

    Unlimited checkwriting is available to Class A Money and Bond Fund shareholders. The Class A Stock Funds do not offer the Checkwriting feature. CHECKWRITING IS NOT AVAILABLE FOR CLASS B SHARES OF ANY FUND. If you elect Checkwriting, your Money or Bond Fund will furnish you with a free book of redemption drafts ("checks") for your Fund account, drawn on the Fund's bank. Use these drafts as you would normal checks, but remember that each check must be written for $500 or more. Atlas Funds do not charge for this service. When a check is presented for payment by the Fund's bank, the Shareholder Services Agent will redeem a sufficient number of full and fractional shares to cover the amount of the check. You earn dividends on your shares through the day the redemption is processed.

    Checkwriting is not available for accounts with any shares in certificate form or for retirement plan accounts. You should not try to close your account in a Money or Bond Fund by writing an Atlas Fund check, since you cannot predict the exact value of the account on the day the check clears. You also should not write an Atlas Fund check for an amount close to the total value of a Bond Fund account, since the fluctuating prices of this Fund can cause your check to be returned unprocessed. Checks will not be honored for redemption of shares held less than fifteen (15) days, unless such shares were paid for by bank wire. THE CHECKWRITING FEATURE IS NOT AVAILABLE TO BOND FUND SHAREHOLDERS WHO ARE SUBJECT TO INTERNAL REVENUE SERVICE BACK-UP WITHHOLDING.

REINSTATEMENT

    For up to 30 days after you redeem Class A shares in a Bond or Stock Fund, you may choose to reinstate all or part of your proceeds in Class A shares of any Bond or Stock Fund. Similarly, for up to 30 days after you redeem Class B shares in a Fund, you may reinstate all or part of your proceeds in Class B shares of any Fund. A reinstatement will be done at net asset value, without payment of a sales charge or any service charge, but will be subject to the applicable minimum investment requirements. In the case of a reinstatement of your investment in Class B shares, the Distributor will refund the applicable CDSC imposed at the time of redemption by crediting your account with additional shares in an amount equal to the CDSC. Upon the reinstatement of Class B shares, your account will be subject to the same CDSC it was prior to the redemption, and the time remaining on your five year holding period will be exactly as it was prior to the redemption of those shares.

    Simply send back the original redemption check, or your own check if the original is not available, with a written reinstatement request (please see "How can I communicate with the Funds?"). Your reinstatement will be processed at the net asset value next determined after the Shareholder Services Agent's receipt in good order of your request. You may exercise this Reinstatement feature once for each account you own. However, the reinstatement of mandatory IRA or SEP account distributions are not subject to the "one time per account" limitation. All such mandatory distributions may be reinstated in a non-IRA or -SEP account, subject to the minimum investment requirement, for up to 30 days after such distribution, at net asset value.

RETIREMENT PLANS

    Individual Retirement Accounts (IRAs) and Simplified Employee Pension Plans
    (SEPs) are available. Simply call 1-800-933-2852 and an Atlas Investment Representative will provide you with information about agreements, applications and annual fees. Some Atlas Funds may not be appropriate investments for a qualified retirement plan. If you have any questions about your tax situation, you should consult with your tax adviser.

GENERAL INFORMATION ABOUT SERVICE FEATURES

    To protect Fund performance and to minimize transaction costs, each Fund may, at any time, change, suspend or discontinue any of these service features, charges, or terms and conditions; or deny the use of any feature to any shareholder who uses it to the detriment of the Fund or other shareholders.

    Should a Fund choose to discontinue or modify a service feature affecting all shareholders, it will provide 30 days' prior written notice. If you wish to add, change or discontinue any service feature, you can easily accomplish this by sending a written request to the Shareholder Services Agent. If it has been more than 30 days since you established the feature, you will need to provide a signature guarantee on your written request to effect changes to Telephone Transaction, Automatic Redemption Plan, and Expedited Payment features. A signature guarantee is required to protect you, since it verifies to the Fund that the signature on the written request is yours (please see "What else should I know about purchases?" and "What else should I know about redemptions?" for more information about signature guarantees). If you have any questions, call an Atlas Investment Representative at 1-800-933-ATLAS (1-800-933-2852).

    THE FUNDS WILL NOT BE LIABLE FOR ANY LOSSES THAT MAY RESULT FROM FOLLOWING INSTRUCTIONS COMMUNICATED BY TELEPHONE THAT THEY REASONABLY BELIEVE TO BE GENUINE AS A CONSEQUENCE OF YOUR ELECTION OF TELEPHONE OR AUTOMATIC TRANSACTIONS OR CHECKWRITING, FROM YOUR REQUEST TO ALLOW TRANSACTIONS AUTHORIZED BY LESS THAN ALL REGISTERED OWNERS, OR FROM TRANSACTIONS PROCESSED WITHOUT SIGNATURE GUARANTEES. AS A RESULT OF THIS POLICY, SHAREHOLDERS WHO ELECT THESE SERVICES BEAR

    THE RISK OF LOSS FOR UNAUTHORIZED TRANSACTIONS. FOR YOUR PROTECTION AND TO REVIEW OR CLARIFY TELEPHONE REQUESTS, THE FUNDS AND THEIR AGENT(S) RESERVE THE RIGHT TO RECORD ALL CALLS. THE FUNDS MAY EMPLOY ADDITIONAL PROCEDURES, SUCH AS REQUIRING THE CALLER TO PROVIDE A FORM OF PERSONAL IDENTIFICATION PRIOR TO ACTING ON TELEPHONE INSTRUCTIONS, IN ORDER TO CONFIRM THAT SUCH INSTRUCTIONS ARE GENUINE AND, IF THEY DO NOT EMPLOY REASONABLE PROCEDURES, THEY MAY BE LIABLE FOR ANY LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT INSTRUCTIONS.

----------------------------------------------
HOW CAN I REDEEM SHARES?

    Unexpected circumstances or changing investment goals may require you to sell a portion or all of your investment or to modify your investment mix. The Funds offer you several ways to redeem shares. The following information should be read in conjunction with "What else should I know about redemptions?" and "What services are available?". PLEASE REMEMBER CLASS B SHARES ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE UPON REDEMPTION (SEE "WHAT IS THE CLASS B SALES CHARGE ALTERNATIVE?"). If you have any questions, just call an Atlas Investment Representative at l-800-933-ATLAS (1-800-933-2852) for assistance.

    BY MAIL -- Send a letter of instructions to the Shareholder Services Agent (the "Agent") specifying the Atlas Fund, share or dollar amount, and account name and number to be redeemed. The letter should be signed by all persons authorized to redeem the account, exactly as their names appear on the account. Redemptions of $25,000 or more and redemptions being sent to an address or a predesignated payee that has been changed within the last four months or one that is not recorded on your account will need a signature guarantee (please see "How can I communicate with the Funds?" for mailing address).

    BY TELEPHONE -- To redeem $1,000 or more call 1-800-933-2852. Redemption requests within four months of a change in address must be in writing with a signature guarantee (please see "What services are available? -- Telephone redemptions").

    BY CHECK -- CHECKWRITING IS AVAILABLE ONLY FOR CLASS A MONEY AND BOND FUNDS. With your free Class A Fund checkbook, you can write a check, payable to anyone you choose, for $500 or more. There is no charge for this service.

    PROCESSING -- Redemption requests received in good order by the Agent, prior to 4:00 pm Eastern time (1:00 pm Pacific time) on a day the New York Stock Exchange is open for normal trading, will be processed that day. Otherwise processing will occur on the next business day.

    Redemption amounts of $1,000 or more can be wired to a predesignated bank account on the business day following processing. To activate this feature, please specify in your instructions to the Agent that you want the money wired to your predesignated bank account. THERE IS A $10 CHARGE FOR THIS SERVICE.

    Unless instructed to expedite, the Agent will mail a check, normally the business day after processing the redemption to the name(s) and address recorded on the account for receipt of redemption proceeds.

----------------------------------------------
WHAT ELSE SHOULD I KNOW ABOUT REDEMPTIONS?

    GOOD ORDER -- means that you have provided the Shareholder Services Agent all the correct and complete information, documents, signatures, signature guarantees, Certificates, and Certificate endorsements required to process the redemption. YOU MUST SPECIFY WHETHER YOU ARE REDEEMING CLASS A OR CLASS B SHARES. IF YOU ARE REDEEMING CLASS B SHARES, THOSE SHARES WILL BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE WHICH WILL BE DEDUCTED FROM THE PROCEEDS OF YOUR REDEMPTION. Written redemption requests should be signed by all owners exactly as their names appear on the account. Money and Bond Fund checks may be signed by fewer owners than appear on the account, if you elected that option on your New Account Form. A corporation, trust or other entity may need to update its Securities Transactions Form or provide other documents before redeeming shares. If you have any questions call 1-800-933-2852 and an Atlas Investment Representative will be happy to help you.

    EXCHANGES -- are taxable transactions. The Internal Revenue Service ("IRS") treats all shareholder initiated and automatic exchanges, whether of Class A or Class B shares, as a redemption and subsequent purchase of shares. Therefore, an exchange is subject to taxation on capital gains. However, the IRS has indicated that Class B automatic conversions are not considered shareholder initiated exchanges and, therefore, are not taxable. A change in the IRS's position is possible in the future, although the Adviser believes such a change unlikely (please see "Taxes" in the Statement of Additional Information for more information).

    PROCESSING DELAYS -- are possible. Each Fund normally sends your redemption proceeds to you on the next business day after processing your request, if received in good order. Redemption processing or payment may be postponed up to seven days if making immediate payment could adversely affect a Fund. When regular trading on the New York Stock Exchange is closed or restricted for any reason other than its customary weekend or holiday closings, or there is any emergency as determined by the SEC, redemptions may be suspended or payment dates may be further postponed.

    SHARES PAID FOR BY CHECK OR BANK WIRE -- redemptions of shares recently purchased by check will not be processed until a Fund is reasonably satisfied that your purchase check for those shares has cleared, normally not more than 15 days. Shares paid for by bank wire may not be redeemed until the New Account Form has been received for the account.

    SIGNATURE GUARANTEES -- protect you and the Funds by providing verification that the signature on your written redemption request and Certificate endorsement (please see "Certificates" below) is yours. Signature guarantees are necessary when you:

 / /Redeem within four months of making an address change

 / /Redeem $25,000 or more

 / /Want payment made to a name or address not designated on your account.

    The following institutions should be able to provide you with a signature guarantee:

 / /Federal or state commercial banks

 / /Federal or state savings and loan associations

 / /Trust companies

 / /Credit unions

 / /Member firms of domestic securities exchanges.

    Since a Notary Public certification is not equivalent to a signature guarantee, the Funds are unable to accept such certification (please see "What else should I know about purchases? -- Signature guarantees" for more information).

    CERTIFICATES -- represent your ownership of Class A shares and, upon your written request, are issued at no charge in the name(s) in which your account is registered. CERTIFICATES WILL NOT BE ISSUED FOR CLASS B SHARES. Certificates are not necessary to evidence your ownership of shares since they are registered on the Shareholder Services Agent's books in the name of the legal owner and the confirmation statement provided after each transaction confirms your ownership of the shares. Please note that when you redeem or exchange certificated shares, you must accompany the redemption request with the Certificate endorsed as specified on the back of the Certificate. It should be signed by all owner(s) exactly as reflected on the face of the certificate(s), with all signatures guaranteed. You may not use the Telephone Redemption and Telephone Exchange service features for shares issued in certificate form. Accounts with Checkwriting and Automatic Redemption Plan service features, as well as retirement plan accounts, are not permitted to have any shares issued in certificate form.

    CONDITIONAL REDEMPTIONS -- are redemptions that are requested on the condition of a specified price, date or event. Conditional redemptions cannot be accepted by the Funds.

    CHECKWRITING -- or the election of the Checkwriting feature does not create a bank or savings and loan checking account or any banking relationship between you and a Money or Bond Fund or any bank or savings and loan association. THE CHECKWRITING FEATURE IS NOT AVAILABLE FOR THE STOCK FUNDS AND IS NOT AVAILABLE FOR CLASS B SHARE ACCOUNTS. A "check" is simply a draft instructing the Shareholder Services Agent to process a redemption. Since the Shareholder Services Agent is not a depository institution, it can give no assurance that a stop payment order may be effective. If you want copies of specific cancelled checks, you may request them by calling your Atlas Investment Representative at 1-800-933-2852. Redemptions by Checkwriting will not generate confirmation statements, but are recorded and will appear on the next normal statement you receive for activity other than Checkwriting. If the shares being redeemed were purchased by check and have been in your account for less than 15 days, or if the amount of your Checkwriting draft is greater than the value of your account, the draft will not be honored. It will be returned to you and you may be subject to extra charges by the payee's bank.

----------------------------------------------
WHAT DIVIDENDS AND DISTRIBUTIONS CAN I RECEIVE?


    DIVIDENDS -- represent the payment of net investment income, after all expenses. The Money Funds ordinarily declare and reinvest dividends daily and distribute them monthly. The Bond Funds ordinarily declare dividends daily and reinvest and distribute them monthly. The Atlas Balanced and the Atlas Growth and Income Funds normally declare, reinvest and distribute dividends quarterly. The Atlas Strategic Growth, Global Growth and Emerging Growth Funds do not intend to seek net investment income but, should they earn income, they would declare a dividend annually (please see "What services are available? -- Automatic transactions"). Money and Bond Fund dividends will commence on the next business day following the date shares are posted to your account and will continue through the day shares are redeemed. Dividends paid by a Fund, if any, with respect to Class A and Class B shares, will be calculated in the same manner at the same time on the same day, except that distribution fees will be different for each Class and paid separately by the appropriate Class. THE PER SHARE INCOME DIVIDENDS, IF ANY, ON CLASS B SHARES WILL BE LOWER THAN THE PER SHARE INCOME DIVIDENDS, IF ANY, ON CLASS A SHARES AS A RESULT OF THE HIGHER DISTRIBUTION FEE APPLICABLE TO
    CLASS B SHARES.


    DISTRIBUTIONS -- of capital gains represent the payment of net realized profits on portfolio securities that are sold. If any such distributions are made, they are normally declared and paid once a year. All such distributions paid by a Fund with respect to Class A and Class B shares will be calculated in the same manner at the same time on the same day. A Fund may make more frequent distributions to avoid taxation under the Internal Revenue Code (the "Code") and in a manner consistent with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") (please see "What services are available? -- Automatic transactions").

    If you buy shares just before a Fund deducts a capital gain distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

----------------------------------------------
HOW CAN TAXES AFFECT MY INVESTMENT?

HOW ARE THE FUNDS TAXED?

    It is the intention of the Company that each Atlas Fund will qualify and elect to be treated as a "regulated investment company" under Sub-Chapter M of the Code, which sets requirements for mutual funds on timing of dividends and distributions, sources of income and diversification of assets. If a Fund meets these requirements, it will not be liable for federal corporate income tax with respect to dividends and distributions paid to shareholders. The Company also intends to have each Fund make any distribution necessary to avoid the application of federal excise taxes, if such payments are deemed to be in the best interests of a Fund's shareholders.

HOW ARE SHAREHOLDERS TAXED?

    TAX-EXEMPT DIVIDENDS -- by seeking to meet certain Code requirements, the Municipal Funds intend to pay dividends which, to the extent they are derived from income excludable from federal gross income, will not have to be included in your gross income for federal income tax purposes. Dividends paid to you by the California Funds, to the extent derived from interest income exempt from California income tax and to the extent the Funds meet certain State of California requirements, will be exempt from California personal income tax as well. Certain Municipal Fund individual and corporate shareholders may be required to include dividends, normally excluded from gross income, as a component in determining their federal alternative minimum taxable income.

    The Treasury Money Fund intends to pay dividends that are exempt from state income tax in most states because the dividends consist of interest on U.S. Treasury securities passed directly through to the investor. Most states with an income tax recognize this "pass-through" of interest, including Arizona, California, Colorado, Kansas, Missouri, and New Jersey. As of December 31, 1995, certain states, including Florida and Texas, did not impose a state income tax. Because state laws can change, you should consult your tax adviser regarding the tax status of the dividends paid by the Treasury Money Fund.

    TAXABLE DIVIDENDS -- which are derived from income earned from a Fund's taxable investments, are taxable to you as ordinary income, regardless of whether received in cash, re-invested in additional Fund shares or directed to purchase shares of another Fund. These dividends may not be included by a corporate shareholder for purposes of the corporate dividend deduction. The Municipal Funds may invest to some degree in taxable securities. The income from a Municipal Fund's investment in certain private activity bonds, such as those used to finance airports and industrial facilities, is a tax preference item which may subject a shareholder to increased individual and corporate alternative minimum tax ("AMT"), depending on the amount and type of dividends received. The Treasury Money Fund's income dividends are subject to federal income tax.

    CAPITAL GAINS DISTRIBUTIONS -- which are derived from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are treated as such for the purpose of calculating your total gains and losses each year. Such gains are currently taxable at ordinary income tax rates not to exceed 28%. It is possible, because of Internal Revenue Code requirements, that certain distributions may not be paid to you until shortly after year-end but will be treated, for tax purposes, as though you received them before the end of December. If a Fund has a current capital loss or capital loss carryover, the Fund may offset any capital gains against that loss. Capital gains, if any, will be distributed at least once a year and can be distributed more frequently.

    BACK-UP WITHHOLDING -- which is required by the Internal Revenue Service, obligates a Fund to withhold 31%, subject to certain exemptions, of taxable dividends or distributions paid to shareholders who fail to provide a Fund with a correct tax-payer identification number (social security number) or certify to the Fund that they are not subject to back-up withholding.

HOW CAN I DETERMINE THE TAX IMPACT OF
     MY INVESTMENT?

    The tax consequences of your investment will vary with your state of residence, the Fund you invest in and your particular tax status. In some states shareholders are subject to state and local taxes with respect to ownership of Fund shares as well as distributions from a Fund. We urge you to consult your tax adviser about the applicability of various state and federal tax laws governing dividends, distributions, exchanges, proceeds from the redemption of shares, and ownership of shares.

----------------------------------------------
HOW WILL THE FUNDS COMMUNICATE WITH ME?

    The Company is committed to keeping you advised of the status of the Atlas Funds and your investment and will do so in the following ways:

CONFIRMATION STATEMENTS

    The Shareholder Services Agent will send you a confirmation statement whenever you purchase, redeem (except via Checkwriting) or exchange Atlas Fund shares; change account information; or receive an income dividend or capital gains distribution, either paid to you in cash or re-invested to your account. The statement will show all recent transactions, along with a summary of the status of your account, as of the most recent transaction date.

FINANCIAL STATEMENTS

    Twice a year you will receive financial statements with a summary of your Fund's portfolio holdings and performance. One of those statements will be sent to you in the form of the Company's Annual Report. To reduce expenses, only one copy of most reports, such as the Annual Report, may be mailed to your household. To order additional copies, simply call an Atlas Investment Representative at 1-800-933-2852.

TAX FORMS

    If you have received taxable income or income subject to the alternative minimum tax calculation, your Fund will send you (shortly after the close of each calendar year) one or more tax forms or notices, depending upon the number of accounts you own and your transactions that tax year. The Form 1099-DIV will let you know the federal income tax status of your dividends and distributions, and Form 1099-B will inform you of any redemption or exchange transactions you are required to report to the Internal Revenue Service. Retirement accounts will receive a year-end valuation statement shortly after the close of the calendar year.

----------------------------------------------
HOW CAN I INTERPRET A FUND'S PERFORMANCE?

    From time to time you may see Atlas Fund performance figures quoted in reports to shareholders, advertising and sales literature. Each Atlas Fund calculates its performance in terms of yield and total return. Performance information is computed separately for each class of shares of each Fund. A Fund's performance will vary as a function of investment results, operating expenses, and market conditions. You should be aware that performance figures reflect past results. Future results may vary from past performance. Following are summary descriptions of what the various performance figures represent. You will find a more detailed description of how performance is calculated in the current Statement of Additional Information. Each Fund will include performance data for its Class A and Class B shares in any advertisement or information including performance data of the Fund. Further information about the Funds' performance is contained in the Company's Annual Report, which may be obtained without charge.

YIELD CALCULATIONS

    YIELD -- the net investment income per share earned on a hypothetical investment made at the full offering price (including the maximum sales charge), over a recent seven-day period (for the Money Funds) or a 30-day period (for the Bond and Stock Funds), projected over one year and expressed as a percentage of a hypothetical investment.

    EFFECTIVE YIELD -- calculated in the same way as yield, but with the additional assumption that dividends and distributions are reinvested. The effective yield will be slightly higher than yield because of the compounding effect of the re-invested income.

    TAX EQUIVALENT YIELD -- the amount of yield an investment in a fully taxable Fund would have to produce to achieve the same results as an investment in a fully or partially tax-exempt Fund. Tax equivalent yield is calculated by dividing the tax exempt portion of a Fund's yield by one minus a stated income tax rate and adding the result to the taxable portion, if any, of the Fund's yield.

    TAX EQUIVALENT EFFECTIVE YIELD -- a Fund's tax equivalent effective yield is calculated in the same way as tax equivalent yield, with the additional assumption that dividends and distributions are reinvested.

TOTAL RETURN CALCULATION

    An Atlas Fund's total return and its average annual total return are the investment results produced by changes in share price and reinvestment of dividends and distributions on a hypothetical investment over one, three, five or ten years or the life of the Fund. Unless otherwise specified, the return figures are calculated on the assumptions that the current maximum sales charge applicable to Class A shares, or the Class B CDSC applicable to the period for which the Class B shares were held, was paid on the shares and that all dividends and distributions were reinvested at net asset value. A Fund may also use aggregate total return figures for various periods representing the cumulative change in value of an investment in a class of the Fund's shares for the specified period.

DISTRIBUTION RATE CALCULATIONS

    DISTRIBUTION RATE -- is calculated by annualizing the aggregate per share dollar amount of actual distributions made over a 30 day period by a Bond or Stock Fund divided by the net asset value per share at the end of the period.

    TAX-EQUIVALENT DISTRIBUTION RATE -- will be computed by dividing the tax exempt portion of the distribution rate by one minus a stated income tax rate and adding the result to the taxable portion, if any, of the related distribution rate.

APPENDIX I:
INVESTMENT STRATEGIES
--------------------------------

    The Funds' investment strategies will encompass the following securities, techniques and considerations:

PORTFOLIO STRATEGIES -- ALL FUNDS

    All Atlas Funds may, to varying degrees, invest in U.S. dollar denominated, highly liquid, short-term (13 months or less) money market instruments issued by the U.S. Government, its agencies or instrumentalities; U.S. corporations and their foreign affiliates; U.S. banks and thrifts and their foreign branches; and foreign banks (collectively referred to as "money market securities"). However, the Treasury Money Fund will only invest in those money market securities that are directly issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Money market securities include the following:

    U.S. GOVERNMENT SECURITIES -- short-term securities guaranteed by the U.S. Government including (1) direct obligations of the U.S. Treasury such as Treasury bills and (2) federal agency obligations guaranteed as to principal and interest such as Government National Mortgage Association ("GNMA") certificates (described in "Portfolio strategies -- Bond Funds: Atlas Government Funds") and Federal Housing Administration debentures. In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality.

    U.S. Government securities also include short-term securities issued by U.S. Government instrumentalities and certain federal agencies which are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, the Federal
    National Mortgage Association ("FNMA")
    and the Federal Home Loan Mortgage
    Corporation ("FHLMC").

    BANK AND THRIFT OBLIGATIONS -- short-term obligations which include certificates of deposit, time deposits, letters of credit, and bankers' acceptances, or instruments secured by such obligations. Only obligations of commercial banks and thrift with $1 billion or more in assets will normally be considered. Obligations of smaller institutions will only be acquired in amounts not exceeding the federal insurance coverage as to principal.

    CORPORATE OBLIGATIONS -- short-term corporate notes, bonds, debentures and commercial paper.

INVESTMENT GUIDELINES -- ALL FUNDS

    BROKERAGE ALLOCATION -- which involves the selection of brokers and dealers who will effect portfolio transactions in each Fund, is the responsibility of the Adviser, or Subadviser if applicable. Each Fund's policy is to seek the best price and execution for each transaction. If more than one broker is able to provide the best price and execution, the Adviser, or Subadviser if applicable, may consider the receipt of quotations, market research and other market services as factors in selecting a broker.

    PORTFOLIO TURNOVER -- measures the percentage of a portfolio's securities that are replaced within one year. The regulatory definition of turnover excludes securities with a remaining maturity at the time of purchase of one year or less. Under this definition, the Money Funds have a zero turnover rate. In taking advantage of investment opportunities consistent with their respective investment objectives and policies, the Bond and Stock Funds will not consider portfolio turnover rates a limiting factor. A turnover rate in excess of 100% is generally considered high. A high turnover rate will increase transaction costs. Portfolio turnover may result in net long-term or short-term capital gains taxable to shareholders and could affect a Fund's ability to qualify as a "regulated investment company" under the Internal
    Revenue Code.


    For the years or periods ended December 31, 1995 and 1996, respectively, the portfolio turnover rate was 59.28% and 44.43% for the Atlas California Insured Intermediate Municipal Fund; 84.85% and 46.95% for the Atlas National Insured Intermediate Municipal Fund; 82.88% and 46.51% for the Atlas U.S. Government Intermediate Fund; 25.90% and 29.28% for the Atlas California Municipal Bond Fund; 53.43% and 44.76% for the Atlas National Municipal Bond Fund; and 48.39% and 27.45% for the Atlas U.S. Government and Mortgage Securities Fund. For the fiscal period ended December 31, 1996, the portfolio turnover rate for the Atlas Strategic Income Fund was 187.15%.



    The Stock Funds will not trade in securities for short-term profits, but when the Stock Funds' Subadviser believes doing so will further a Fund's objectives it may trade securities regardless of how long they have been held. Therefore, the portfolio turnover for each Stock Fund may vary widely from year to year. For the years or periods ended December 31, 1995 and 1996, respectively, the portfolio turnover rate for the Atlas Growth and Income Fund was 125.28% and 86.66%; 25.84% and 41.41% for the Atlas Balanced Fund; and 73.32% and 119.87% for the Atlas Strategic Growth Fund. For the fiscal period ended December 31, 1996, the portfolio turnover rate for the Atlas Global Growth Fund was 64.89%. The annual portfolio turnover rate for the Atlas Emerging Growth Fund is expected to be less than 100%.


    REPURCHASE AGREEMENTS (ALL ATLAS FUNDS, EXCEPT THE TREASURY MONEY FUND, CAN UTILIZE REPURCHASE AGREEMENTS) -- a purchase and simultaneous collateralized contract to resell securities to the vendor typically within one to five days and at a price which reflects interest on what is in effect a loan. The value of the collateral will at all times equal or exceed the repurchase price, and the Funds will obtain effective custody of the collateral. Repurchase agreements will only be entered into with broker-dealers with excess net capital of at least $100 million and selected commercial banks and thrift institutions with at least $1 billion in capital, or with broker-dealers, banks and thrift institutions with outstanding commercial paper rated in the top rating quality grade or outstanding debt obligations rated in the top two rating quality grades. If a vendor fails to fulfill its obligations, a Fund may incur costs and delays in foreclosing upon and disposing of the collateral. The Adviser, or Subadviser if applicable, will monitor the creditworthiness of firms with which it engages in these transactions.

    PORTFOLIO SECURITIES LOANS -- have to meet certain criteria. The Funds can lend portfolio securities to qualified broker-dealers or other institutional investors, if the loan is collateralized in accordance with then current regulatory requirements and if, after any loan, the value of the securities loaned does not exceed 25% of the total assets of the Fund lending the securities. Such loans involve risks of delay in receiving additional collateral if the value of the collateral declines, or in recovering the securities loaned or losing rights in the collateral if the borrower fails financially. The Adviser, or Subadviser if applicable, will monitor the creditworthiness of firms with which they engage in these transactions.

    WHEN-ISSUED OR FIRM COMMITMENT TRANSACTIONS -- are a purchase or a sale of securities at a fixed price with settlement at a later date. There is a risk in these transactions that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with whom a Fund enters into such a transaction may not perform its commitment. Such a failure to perform could result in a gain or loss to a Fund. The Funds will normally enter into these transactions with the intention of actually receiving or delivering the securities. A Fund may sell the securities before the settlement date. A Fund may also enter into a new commitment to extend the delivery date, sometimes referred to as a "roll" transaction. Cash, U.S. Government securities or other high quality, liquid debt securities will be segregated to meet these obligations when due. A Fund will limit these transactions to a value of no more than one-third of its assets.

PORTFOLIO STRATEGIES -- MONEY FUNDS

    ATLAS U.S. TREASURY MONEY FUND -- will invest in securities issued by the U.S. Treasury, including Treasury Bills, Treasury Notes and Treasury Bonds, which are protected by the "full faith and credit" pledge of the U.S. Government. These are the only types of securities the Fund will purchase. The Fund will not participate in repurchase agreements. Interest on Treasury securities is subject to federal income tax but exempt from most states' income tax (please see "How can taxes affect my investment? -- Tax-exempt dividends"). The dollar weighted average portfolio maturity of the Fund will not exceed 90 days and 100% of the assets will be invested in short-term (maturing in 13 months or less) securities.

    ATLAS NATIONAL MUNICIPAL MONEY FUND -- will, as determined at the time of purchase, normally invest at least 80% of its assets in high quality municipal obligations, the interest on which is excluded from gross income for federal income tax purposes. The dollar weighted average portfolio maturity will not exceed 90 days and 100% of the assets will be invested in short-term (maturing in 13 months or less) securities. Such obligations are issued by or on behalf of states and their political subdivisions; agencies and instrumentalities of the state or its political subdivisions; territories and possessions of the United States; and the District of Columbia. Municipal securities include general obligation issues, for which the payment of principal and interest is secured by the issuer's taxing power; revenue issues, for which payment of principal and interest depends upon a specific public or private revenue source; tax-exempt commercial paper; tax-exempt variable or floating rate securities; and participation interests (collectively referred to as "municipal securities").

    The Code classifies certain municipal obligations as private activity bonds. Payments of principal and interest on private activity bonds are supported by the revenues of a private issuer (for example, airport authority bonds supported by airport user fee revenues), rather than the taxing powers of a government subdivision or authority. The interest received on certain private activity bonds is a tax preference item subject to the federal alternative minimum tax on corporations and individuals. The Fund is not limited in the amount of its assets it may invest in such bonds.

    ATLAS CALIFORNIA MUNICIPAL MONEY FUND -- will, as determined at the time of purchase, normally invest at least 80% of its assets in high quality municipal securities of the same type as the Atlas National Municipal Money Fund, including private activity bonds, but issued by or on behalf of the State of California, its agencies, instrumentalities or political subdivisions. The maximum and dollar weighted average portfolio maturities are the same as the Atlas National Municipal Money Fund. The interest on these securities is excluded from California state personal income tax, in addition to the federal tax treatment noted in the preceding paragraph.

INVESTMENT GUIDELINES -- MONEY FUNDS

    QUALITY -- of municipal and other securities in the Municipal Money Fund portfolios will be rated, at the time of purchase, in the two highest quality rating grades by two nationally recognized statistical rating organizations ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or by one NRSRO if only rated by one, or of comparable quality in the opinion of the Adviser, or Subadviser if applicable. This includes Prime 1 or Prime 2 by Moody's or A-1 or A-2 by S&P for commercial paper, MIG-1 or MIG-2 by Moody's or SP-1 or SP-2 by S&P for notes, VMIG-1 or VMIG-2 by Moody's for variable or floating rate securities, Aaa or Aa by Moody's or AAA or AA by S&P for bonds. Of course, the securities in the Atlas U.S. Treasury Money Fund portfolio are of the highest quality, backed by the full faith and credit of the U.S. Government.

PORTFOLIO STRATEGIES -- BOND FUNDS

    GOVERNMENT FUNDS -- will, as determined at the time of purchase, normally invest primarily in a combination of intermediate-term (3-10 years) and long-term (over 10 years) U.S. Government securities, including direct obligations of the U.S. Treasury and mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities (please see "U.S. Government securities" in "Portfolio strategies -- All Funds"); privately issued mortgage related securities, including securities issued by commercial banks, savings and loan institutions, securities broker-dealers, and mortgage bankers; and repurchase agreements collateralized by mortgage securities. The dollar weighted average portfolio maturity of the Atlas U.S. Government Intermediate Fund will normally be between three and ten years. Under normal conditions, the Atlas U.S. Government and Mortgage Securities Fund and the Atlas U.S. Government Intermediate Fund will invest at least 50% and 65% of their respective assets in U.S. Government securities, including GNMA securities and government agency mortgage securities such as FNMA and FHLMC securities. At least 25% of the assets of the U.S. Government and Mortgage Securities Fund will be invested in mortgage securities, including U.S. Government mortgage securities, such as GNMA, FNMA, and FHLMC securities, and privately issued mortgage securities.

    The Government Funds may invest substantially in mortgage-backed securities issued by GNMA, FNMA and FHLMC. Mortgage-backed securities are backed by a pool of mortgage loans and provide a monthly payment of principal and interest, which is passed through as payments are made on the underlying mortgages. Additional payments may be made from unscheduled repayments of principal due to refinancing, sale or foreclosure of the underlying property.

    If interest rates decline, these prepayments tend to increase due to refinancing of mortgages. Therefore, the average life, or effective maturity of mortgage-backed securities is normally shorter than the typical 30-year maturity of the underlying mortgages. Since the prepayment rate varies with market conditions, it is not possible to accurately anticipate what the average maturity of the portfolio will be. The yield of the Funds will be affected by reinvestment of prepayments at higher or lower rates than the original investment. Also, to the extent the Funds purchase mortgage securities at a premium, prepayments will result in some loss to the extent of the premium. Like other debt securities, mortgage related securities' values, including government related mortgage securities, fluctuate inversely in response to interest rates.

    Prompt payment of principal and interest on GNMA certificates is backed by the full faith and credit of the United States. FNMA guaranteed pass-through certificates and FHLMC participation certificates are supported by the credit of the issuing agency. The U.S. Government is not legally obligated to provide financial support to FNMA and FHLMC, but may do so in its discretion.

    Privately issued mortgage related bonds and mortgage-backed securities are issued by financial institutions such as commercial banks, thrift institutions, mortgage bankers and securities broker-dealers. Mortgage related bonds are general obligation, fixed-income securities collateralized by mortgages. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") as authorized under the Internal Revenue Code.

    CMOs are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. CMO's may be issued by a U.S. Government agency such as FHLMC and collateralized by U.S. Government or government agency mortgage securities, or by private issuers and collateralized by U.S. Government and/or government agency mortgage securities or by privately issued mortgage securities. The Government Funds will not invest more than 15% of their total assets in CMOs.

    The Government Funds may invest in other mortgage related debt obligations secured by mortgages on commercial or residential properties and may purchase securities known as "strips." Strips are securities from which the unmatured interest coupons have been "stripped" from the principal portion and sold separately. The Funds may invest in the principal portion or in the interest coupons of U.S. Government and mortgage securities or in receipts or certificates representing interests in stripped securities or interest coupons. The principal portion of a stripped security pays no interest to its holder during its life, and its value consists of the difference between its face value at maturity and its acquisition price. Mortgage-backed securities strips are subject to increased volatility in price due to interest rate changes, the risk that the security will be less liquid during demand or supply imbalances, and the risk that, due to unscheduled prepayments, the maturity date will be shorter than anticipated and reinvestment of the proceeds may only be possible at a lower yield. The Funds will not purchase strips on mortgage securities in excess of 15% of assets. As with any debt obligation, the value of U.S. Government and mortgage securities will fluctuate with changes in interest rates or market perceptions of the creditworthiness of the issuer.

    ATLAS STRATEGIC INCOME FUND -- will normally invest principally in three market sectors: (1) U.S. Government securities, (2) debt securities of foreign governments and companies, and (3) lower-rated, high-yield debt securities of U.S. companies. The Fund will normally invest in each of these three sectors, but from time to time the Subadviser will adjust the amounts the Fund invests in each sector and may invest up to 100% in any one sector.

    The Fund may without limitation invest in U.S. Government securities, mortgage-backed securities issued by GNMA, FNMA, and FHLMC, CMOs and strips, all as described above under "Portfolio strategies -- Bond Funds, Government Funds." The Fund may invest in debt securities and dividend-paying common stocks issued by U.S. companies, including bonds, debentures, notes, preferred stocks, zero coupon securities, participation interests, asset-backed securities and sinking fund and callable bonds. The Fund may purchase these securities in public offerings or through private placements. The Fund has no limitations on the maturity, market capitalization of the issuer or credit rating of the domestic debt securities in which it invests, although it is expected that most issuers will have total assets or capitalization in excess of $100 million.

    ATLAS NATIONAL MUNICIPAL BOND FUND -- will normally invest at least 80% of its assets in the same types of municipal securities as Atlas National Municipal Money Fund, including private activity bonds, but with the three highest quality rating grades for municipal bonds with intermediate (3-10 years) and long-term (over 10 years) maturities, as determined at the time of purchase.

    ATLAS CALIFORNIA MUNICIPAL BOND FUND -- will normally invest at least 80% of its assets in the same type of municipal securities as the Atlas California Municipal Money Fund, including private activity bonds, but with the three highest quality rating grades for municipal bonds with intermediate (3-10 years) and long-term (over 10 years) maturities, as determined at the time of purchase.

    ATLAS NATIONAL INSURED INTERMEDIATE MUNICIPAL FUND -- will normally invest at least 80% of its assets in the same types of municipal securities as the other National Funds, including

52
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    private activity bonds. This Fund will invest primarily in insured municipal securities of the highest quality, as determined at the time of purchase, and maintain a dollar weighted average portfolio maturity between three and ten years.

    ATLAS CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND -- will normally invest at least 80% of its assets in the same types of municipal securities as the other California Funds, including private activity bonds. This Fund will invest primarily in insured municipal securities of the highest quality, as determined at the time of purchase, and maintain a dollar weighted average portfolio maturity between three and ten years.

    As a temporary defensive strategy, each Bond Fund may also invest up to 100% of its Assets in short-term debt securities or money market instruments when market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders.

PORTFOLIO STRATEGIES -- STOCK FUNDS

    ATLAS BALANCED FUND -- will normally invest primarily in income-producing equity securities (defined as common stocks, preferred stocks, and securities convertible into common stocks). The Fund will utilize a conservative investment selection process focusing on companies in basic industries. The Fund will maintain at least 25% of its assets in fixed income senior debt securities.

    ATLAS GROWTH AND INCOME FUND -- will normally invest at least 65% of its assets in a combination of growth-oriented and dividend-paying equity securities. Besides dividend paying equity securities, the Fund will also utilize convertible securities to generate some current income.

    ATLAS STRATEGIC GROWTH FUND -- will normally invest at least 65% of its assets in a diversified portfolio of growth-oriented equity securities. Many of these companies will, in the opinion of the Fund's Subadviser, have better-than-expected earnings prospects and be considered undervalued.

    ATLAS GLOBAL GROWTH FUND -- will normally invest primarily in a diversified portfolio of growth oriented equity securities (defined as common stocks and securities convertible to common stocks) of issues traded in at least three different countries (which may include the United States).


    ATLAS EMERGING GROWTH FUND -- will normally invest primarily in equity securities (defined as common stocks and securities having investment characteristics of common stocks, such as, securities convertible into common stocks) of growth-oriented companies with market capitalization less than $1 billion.



    Each of the Stock Funds may invest in corporate and taxable government debt securities and money market instruments. As a temporary defensive strategy, each Stock Fund may also invest up to 100% of its assets in debt securities or money market instruments when market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. Except for the Global and Emerging Growth Funds, debt obligations purchased will be investment grade or better, or of comparable quality in the opinion of the Adviser or Subadviser. However, the Global Growth Fund may invest up to 5% of its assets in below investment grade debt obligations. Please see "Investment guidelines -- Bond and Stock Funds".


INVESTMENT GUIDELINES -- BOND AND STOCK FUNDS

    QUALITY -- of senior debt obligations in the portfolios of the Bond Funds (except the Strategic Income Fund) will, as determined at the time of purchase, be rated in the upper medium grade, that is, the three highest quality rating grades by a nationally recognized statistical rating organization, such as Moody's or S&P -- Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P -- or of comparable quality in the opinion of the Adviser, or Subadvisers if applicable. The Strategic Income Fund is not limited by a minimum rating grade. In addition to upper medium grade debt obligations, the Stock Funds may invest in senior debt obligations rated, at the time of purchase, in the fourth highest quality rating grade-Baa by Moody's or BBB by S&P-or of comparable quality in the opinion of the Stock Funds' Subadviser. Debt rated in the fourth highest quality rating grade, referred to as investment grade, may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Fixed-income securities, including U.S. Government securities, corporate debt obligations and municipal securities, fluctuate in value inversely with changes in interest rates, and also change with market perceptions of the creditworthiness of the issuer. If a debt obligation's credit rating falls below the applicable minimum rating grade, the Bond or Stock Fund may retain or dispose of it, depending on the circumstances. The Global Growth Fund is not limited by a minimum rating grade.

    Such ratings generally do not apply to investments in convertible securities. In making its investments in convertible securities on behalf of the Funds, the Subadviser looks primarily to the conversion feature and treats convertible securities as equity securities. For details, see "Description of Certain Securities and Investment Policies -- Convertible Securities" in the SAI.


    SPECIAL RISKS OF LOWER-RATED SECURITIES -- In seeking high current income, the Strategic Income Fund may invest in higher-yielding, lower-rated debt securities. There is no restriction on the amount of the Fund's assets that could be invested in these types of securities. The Global and Emerging Growth Funds may also invest in lower-rated securities, but to a much more limited extent. Lower-rated debt securities are those rated below "investment grade," such as debt securities that have a rating lower than "Baa" by Moody's Investors Services, Inc. ("Moody's") or "BBB" by Standard & Poor's Corporation ("S&P"). These securities may be rated as low as "C" or "D" or may be in default at the time of purchase.


    The Subadviser does not rely solely on ratings of securities by rating agencies when selecting investments for a Fund, but evaluates other economic and business factors as well. The Funds may invest in unrated securities that the Subadviser believes offer yields and risks comparable to rated securities. High yield, lower-grade securities, whether rated or unrated, have speculative characteristics. Lower-grade securities have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency ("credit risk"). All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk.

    These risks mean that a Fund may not achieve the expected income from lower-grade securities, and that a Funds' net asset value per share may be affected by declines in value of these securities. The Funds are not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. These risks are discussed in more detail in the Statement of Additional Information.


    INSURANCE -- the principal and interest payments on the insured municipal securities in the portfolios of the Insured Funds will generally be insured by new-issue, secondary market, or portfolio insurance. All of the insurance policies used by the Insured Funds will be obtained only from insurance companies whose claims-paying ability is rated Aaa by Moody's or AAA by Standard & Poor's, resulting in Aaa or AAA ratings for such insured municipal securities.


    New-issue insurance is purchased by a bond issuer seeking to enhance the credit quality of a security. By paying a premium and meeting the insurer's underwriting standards, the bond issuer can obtain a credit rating for its bonds comparable to the rating assigned to the insurer's claims-paying ability. New issue insurance policies cannot be cancelled and continue in force as long as the bonds are outstanding.

    A secondary market insurance policy is purchased by an investor subsequent to a security's original issuance and generally insures a particular bond for the remainder of its term. The Insured Funds may purchase securities which have already been insured under a secondary market insurance policy by a prior investor, or an Insured Fund may itself purchase such a policy for securities which are currently uninsured.


    A portfolio insurance policy may be used to guarantee specific securities only while owned by an Insured Fund. Insurance premiums, if any, paid by a Fund for portfolio insurance will be treated as a Fund expense, reducing the Fund's net investment income and, therefore, its yield.



    An insured municipal security in an Insured Fund's portfolio will typically be covered by only one of the three types of policies. For instance, if a bond is already covered by a new issue insurance policy or a secondary market insurance policy, then that security will not be insured under the Insured Fund's portfolio insurance policy. Each Insured Fund may invest more than 25% of its assets in municipal securities insured by the same insurance company.



    ILLIQUID AND RESTRICTED SECURITIES -- each Stock Fund and the Strategic Income Fund have a policy limiting its investment in illiquid assets as set forth under "What are the Funds' investment limitations?" does not limit its acquisition of restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 provided such securities are determined to be liquid by the Company's Board of Directors, or by the Adviser or a Subadviser under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid. The Strategic Growth, Global Growth, Emerging Growth and Strategic Income Funds each will conform as a matter of operating policy to the policy of the other Atlas Funds of not investing more than 10% of its net assets in illiquid securities. If, due to changes in relative values, more than 10% of the value of a Fund's net assets consisted of illiquid securities, the Subadviser together with the Adviser would consider appropriate steps to protect the Fund's flexibility. There may be undesirable delays in selling such securities at a price representing their fair value. See "Illiquid and Restricted Securities" in the SAI for further details.


    REVERSE DOLLAR REVERSE REPURCHASE AGREEMENTS -- may be engaged in by the Government and Strategic Income Funds. These Funds may purchase mortgage-backed securities together with an agreement to sell similar securities at a future date. Such reverse dollar reverse repurchase agreements are subject to the same risks and restrictions as repurchase agreements. Cash, U.S. Government securities or other high quality, liquid debt securities will be segregated to meet these obligations when due. The Funds will not engage in these transactions in an amount that exceeds one-third of each of their assets.

    CONVERTIBLE SECURITIES -- Each Stock Fund and the Strategic Income Fund may invest in convertible securities, including both corporate bonds and preferred stocks. These securities are generally convertible into shares of common stock at a stated price or rate. The price of a convertible security varies inversely with interest rates and, because of the conversion feature, also normally varies with changes in price of the underlying common stock.

    FOREIGN SECURITIES -- Each Stock Fund and the Strategic Income Fund may purchase "foreign securities," which are equity or debt securities issued by companies organized under the laws of countries other than the United States. These securities are listed on one or more foreign securities exchanges or are traded in the foreign over-the-counter markets. Securities of foreign issuers represented by American Depository

    Receipts, traded in the U.S. over-the-counter markets, or listed on a U.S. securities exchange are not considered to be "foreign securities" because they are not subject to many of the special considerations and risks that apply to investments in foreign securities traded and held abroad. If a Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodians holding them must be approved by the Fund's Board of Directors under applicable SEC Rules. Foreign securities that a Fund may purchase include securities issued by issuers in developed or underdeveloped countries. The Stock Funds have no restriction on the amount of assets that may be invested in foreign securities, although it is currently anticipated that no Stock Fund, other than the Global Growth and Emerging Growth Funds, will invest in excess of 15% of its assets in foreign securities. The Global Growth Fund normally invests a substantial portion of its assets in foreign securities. The Emerging Growth Fund may invest up to 25% of its assets in foreign securities.


    The Strategic Income Fund may invest in debt securities issued or guaranteed by foreign companies, "supranational" entities such as the World Bank, and foreign governments or their agencies. These foreign securities may include debt obligations such as government bonds, debentures issued by companies, as well as notes. Some of these debt securities may have variable interest rates or "floating" interest rates that change in different market conditions. Those changes will affect the income the Fund receives. The Fund will not invest more than 25% of its total assets in government securities of any one foreign country. Otherwise, the Fund is not restricted in the amount of its assets it may invest in foreign countries or in any single country and has no limitations on the maturity or capitalization of the issuer of the foreign debt securities in which it invests, although it is expected that most issuers will have total assets or market capitalization in excess of $100 million. The Fund may also invest in U.S. dollar-denominated foreign securities commonly known as "Brady Bonds." Such securiites are generally collaterized in full as to the payment of principal at maturity by U.S. Treasury zero coupon obligations. Because, among other factors, the issuer's obligation to make interest payments is not collateralized and the existence of a history of defaults on bank loans by entities of countries issuing Brady Bonds, investments in Brady Bonds are viewed as speculative.

    RISKS OF FOREIGN SECURITIES -- Investing in foreign securities, especially those issued in underdeveloped countries, generally involves special risks. The risks of investing in foreign securities may include foreign taxation, changes in currency rates or currency blockage, currency exchange costs, possibilities in some countries of expropriation or nationalization of assets, political, financial or social instability or adverse diplomatic developments and differences between domestic and foreign legal, auditing, brokerage and economic standards. Investment in emerging markets involves added risks, including less-developed legal and economic structures, less stable political systems, illiquid securities markets, and greater volatility of prices. See "Foreign Securities" in the SAI for further discussion of the possible rewards and risks of investing in foreign securities.

    ZERO COUPON SECURITIES -- Each Stock and Bond Fund may invest in zero coupon securities issued by the U.S. Treasury, municipalities or private issuers. The Strategic Income Fund may also invest zero coupon securities issued by foreign governments and companies. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a discount from its face or par value, does not pay current cash income, and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. In addition, corporate zero coupon securities are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. See
    "Zero Coupon Securities" in the SAI for further information.

    ASSET-BACKED SECURITIES -- The Strategic Income Fund can invest in asset-backed securities which are fractional interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and special purpose corporations. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund. These securities are frequently supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral. Thus, corporate asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers.

    PARTICIPATION INTERESTS -- The Strategic Income Fund may acquire participation interests in loans that are made to U.S. or foreign companies (each a "borrower"). They may be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The Subadviser has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers may have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's, but may be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.


    DERIVATIVE INVESTMENTS -- The Strategic Income and Emerging Growth Funds can invest in a number of different kinds of "derivative investments." The Funds may use some types of derivatives for hedging purposes, and may invest in others because they offer the potential for increased income and principal value. In general, a "derivative investment" is a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index or currency. In the broadest sense, derivative investments include exchange-traded options and futures contracts. See "Investment guidelines -- Bond and Stock Funds, options and futures strategies" for a discussion of conventional derivative securities.



    One risk of investing in derivative investments is that the company issuing the instrument might not pay the amount due on the maturity of the instrument. There is also the risk that the underlying investment or security might not perform the way the Subadviser expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of these risks can mean that a Fund will realize less income than expected from its investments, which will affect the Fund's share price. Certain derivative investments held by a Fund may trade in the over-the-counter markets and may be illiquid. If that is the case, the Fund's investment in them will be limited.



    Another type of derivative a Fund may invest in is an "index-linked" note. On the maturity of this type of debt security, payment is made based on the performance of an underlying index, rather than based on a set principal amount for a typical note. Another derivative investment a Fund may invest in is a currency-indexed security. These are typically short-term or intermediate-term debt securities. Their value at maturity or the interest rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This variety of index security offers the potential for greater income but at a greater risk of loss.


    Other derivative investments a Fund may invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, such debt security is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer's common stock at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt (because the price of the issuer's common stock is not as high as was expected).


    WARRANTS -- Each Stock Fund and the Strategic Income Fund may invest up to 5% of its total assets in warrants, other than those that have been acquired in units or attached to other securities. Each Stock Fund may invest up to 2% of its assets in warrants that are not listed on the New York or American Stock Exchanges. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Those prices do not necessarily move in a manner parallel to the prices of the underlying securities. The price paid for a warrant will be foregone unless the warrant is exercised prior to its expiration. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.


    SMALL, UNSEASONED COMPANIES -- Each Stock Fund may invest in securities of small, unseasoned companies as well as those of large, well-known companies. In view of the limited liquidity and price volatility of the former, each Stock Fund, other then the Emerging Growth Fund, will not invest more than 5% of its assets at the time of purchase in securities of companies, including predecessors that have operated less than three years. The Emerging Growth Fund currently intends to invest no more than 10% of its assets in securities of such issuers, while reserving the right to so invest up to 20% of its assets. The securities of small, unseasoned companies may have a limited trading market, which might adversely affect a Fund's ability to dispose of such securities and can result in lower prices for such securities than might otherwise be the case. If other investors holding the same securities as a Fund sell them when the Fund attempts to dispose of its holdings, the Fund might receive lower prices than might otherwise be obtained, because of the thinner market for such securities.


    SPECIAL SITUATIONS -- Each Stock Fund may invest in securities of companies that are in "special situations" that the Subadviser believes may present opportunities for capital growth. A "special situation" may be an event such as a proposed merger, reorganization, or other unusual development that is expected to occur and which may result in an increase in the value of a company's securities, regardless of general business conditions or the movement of prices in the securities market as a whole. There is a risk that the price of the security may decline if the anticipated development fails to occur.


    BORROWING -- From time to time, the Atlas Strategic Growth, Strategic Income, and Global Growth Funds may increase each of their ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds (on which the Fund will pay interest), subject to the requirement of the Investment Company Act of 1940 (the "1940 Act") that borrowings not exceed 50% of a Fund's net assets. Purchasing securities with borrowed funds is a speculative investment method known as leverage. There are risks associated with leveraging purchases of portfolio securities by borrowing, including possible reduction of income and increased fluctuation of net asset value per share. A Fund may be subject to relatively greater risks and costs than a fund that does not use leverage. For further discussion of risks and other details, see "Borrowing" in "Description of Certain Securities Investment Policies" in the SAI.


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
    SHORT SALES AGAINST-THE-BOX -- The Atlas Money Market and Bond Funds may not sell securities short. The Atlas Stock Funds may each enter into transactions referred to as "short sales-against-the-box." No more than 15% of a Fund's net assets will be held as collateral for such short sales at any one time. See "Short Sales Against-the-Box" in "Investment Objective and Policies" in the SAI for further details.

    The Stock Funds and the Atlas Strategic Income Fund will not, as a matter of operating policy, which may be changed without the approval of a majority of the outstanding shares, invest in an issuer engaged in the manufacture of tobacco products.

    REVERSE REPURCHASE AND DOLLAR REVERSE REPURCHASE AGREEMENTS -- may be entered into by the Bond and Stock Funds. A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. In addition, the Government Funds may enter into similar transactions, known as dollar reverse repurchase agreements, with respect to mortgage-backed securities. Dollar reverse repurchase agreements differ from reverse repurchase agreements only with respect to the securities repurchased by a Fund, which are substantially similar but not identical to the securities the Fund sold. Each Bond or Stock Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid, high grade debt obligations in an amount sufficient to cover its obligations under these agreements with broker-dealers (but no collateral is required on such agreements with banks). Under the 1940 Act, these agreements are considered borrowings by a Fund. Accordingly, each Bond or Stock Fund will limit its investments in such agreements, together with any bank borrowings, to no more than one-third of each Bond or Stock Fund's total assets. Reverse repurchase and dollar reverse repurchase agreements create leverage, which is speculative, and increase a Fund's investment risk. If the income and gains on securities purchased with the proceeds of these agreements exceed the costs of the agreements, a Bond or Stock Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Adviser, or Subadviser if applicable, will monitor the creditworthiness of firms with which they engage in these transactions.

    OPTIONS AND FUTURES STRATEGIES -- the Bond and Stock Funds may engage in options on securities, options on futures and futures contract strategies to hedge their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities. They will not engage in such transactions for speculation. Their ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed.

    These strategies involve risks and transaction costs to which the Bond and Stock Funds would otherwise not be subject. If the Adviser's or a Subadviser's prediction of the direction of market movements in the underlying instruments or indices is inaccurate, the Fund involved may be left in a worse position than if such strategies were not used. Inherent risks include (1) dependence upon the Adviser's or Subadviser's knowledge and ability to correctly predict the direction of the market and/or rates;
    (2) imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

    A more thorough description of these investment practices and their associated risks is contained below and in the current SAI. The Bond and Stock Funds will not use leverage in futures, options on futures and options on securities transactions, and are not commodity pools. When required by SEC guidelines, each Fund will maintain a segregated account with the Custodian with sufficient cash, U.S. Government securities or other highly liquid, high grade debt securities to cover its potential futures and options obligations.

    OPTIONS ON SECURITIES, INDICES AND CURRENCIES -- the Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds). The Bond and Stock Funds may also buy and sell covered over-the-counter puts and calls on securities that they may invest in directly consistent with their respective investment policies. Under applicable regulatory guidelines over-the-counter options may be treated in whole or in part as illiquid investments.

    A Fund will only sell covered options. An option is covered if the seller owns an offsetting position in the security or maintains cash, securities of the U.S. Government its agencies or instrumentalities or other liquid high grade debt obligations with a value sufficient at all times to meet its obligations. There is no limit on the amount of covered call options a Bond and Stock Fund may sell, but it may sell covered put options only to the extent that the cover does not exceed 25% of a Fund's net assets.

    A Fund may sell covered put and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

    For a premium paid, a call option buyer obtains the right to purchase securities for a specified time at a specified price. For a premium received, a call option seller is obliged, when a buyer exercises the option, to deliver securities upon receipt of the specified price. While the option is open, a call seller gives up potential gain on the securities in excess of the exercise price.

    For a premium paid, a put option buyer obtains the right for a specified time to sell the securities to the put option seller at the specified price. For a premium received, a put option seller is obliged, when the buyer exercises the option, to pay the specified price for the securities. While the option is open, the put option seller may have to pay more than the current market price for the securities.

    Put and call options on financial indices and foreign currencies are similar to options on securities, except that settlement is in cash in an amount equal to the difference between the closing price of the index or currency and the exercise price of the option.

    FUTURES CONTRACTS AND RELATED OPTIONS -- the Bond and Stock Funds may purchase and sell financial futures contracts and options on futures which are traded on a commodities exchange or board of trade for hedging, return enhancement and risk management purposes in accordance with regulations of the Commodity Futures Trading Commission. These futures contracts and related options may be on debt securities, debt financial indices, and U.S. Government securities (Bond Funds) and stock and financial indices, foreign securities and foreign currencies (Stock Funds and the Strategic Income
    Fund). A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future, or in the case of currency and index contracts, to take or make delivery of an amount of cash equal to the difference between the closing price of the index or currency and the contract price. A Fund may not enter into a futures contract or option on a futures contract if immediately thereafter the aggregate initial margin deposits related to such positions, plus premiums paid by a Fund for open options on futures positions, less the amount by which such options are "in-the-money", would exceed 5% of the market value of a Fund's total assets. In addition, the value of all futures contracts sold by a Fund will not exceed 25% (50% in the case of the Strategic Income Fund) of its net asset value.

    A Bond or Stock Fund's successful use of futures contracts and related options depends upon the Adviser's or Subadviser's ability to predict the direction of the market, and is subject to various additional risks. Most futures exchanges or boards of trade have established daily limits on the amount that the price of a futures contract or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict a Fund's ability to buy or sell futures contracts or related options on any particular day.

    INTEREST RATE SWAPS -- For hedging purposes, the Bond Funds may enter into interest rate swap transactions and purchase or sell interest rate caps and floors. An interest rate swap involves an agreement between the Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

    A Fund will usually enter into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund will maintain a segregated account in the full amount, accrued on a daily basis, of the Fund's obligations with respect to the transaction. Such segregated accounts will be maintained in accordance with applicable regulations of the Securities and Exchange Commission.

    A Fund will not enter into any swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party to the transaction is consistent with its credit quality standards for debt obligations set forth above. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser and the Subadvisers have determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. A Fund will not enter into an interest rate swap transaction at any time that the aggregate amount of its obligations under such transactions (based on notional amounts) exceeds 10% of its total assets. The aggregate purchase price of caps and floors held by a Fund may not exceed 5% of its total assets at the time of purchase, and they will be considered by the Fund to be illiquid assets. A Fund may sell caps and floors without limitation other than the segregated account requirement described above.

    The use of swaps, caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser's or a Subadviser's forecast of market values, interest rates, and other factors is incorrect, a Fund's investment performance will diminish compared with the performance that could have been achieved if these investment techniques were not used. Moreover, even if the forecasts are correct, a Fund's swap position may correlate imperfectly with the asset or liability being hedged. In addition, in the event of a default by the other party to the transaction, a Fund might incur a loss.

    FORWARD CURRENCY EXCHANGE CONTRACTS -- the Stock Funds and the Strategic Income Fund may enter into foreign currency exchange contracts to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the date of the contract. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables for the purchase or sale of portfolio securities. A position hedge is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. A Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value at the time of any sale of forward currency of its portfolio securities denominated or quoted in such currency. Forward currency exchange contracts are subject to the same types of risks and transaction costs as options and futures transactions.
----------------------------------------------

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE COMPANY'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE COMPANY'S SHARES AND, IF GIVEN, OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

APPENDIX II:
DESCRIPTION OF RATINGS
--------------------------------

    In general, the ratings of Moody's Investors Services, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"), and the other nationally recognized statistical rating organizations, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. Consequently, debt securities with the same maturity, coupon and rating may have different yields, while debt securities of the same maturity and coupon with different ratings may have the same yield. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds will also rely upon the independent advice of the Adviser and their respective Subadvisers (if any) to evaluate potential investments. The Appendix to this Statement of Additional Information contains further information concerning the ratings of Moody's and S&P and their significance. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities by the Fund, but the Adviser will consider such event in its determination of whether the Fund should continue to hold the securities. To the extent that the rating given by Moody's or S&P for securities may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

    MOODY'S INVESTORS SERVICE, INC. describes its ratings for debt securities as follows:

BONDS --

    AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater magnitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

    Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be overly moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTES AND VARIABLE RATE OBLIGATIONS --

    MIG 1/VMIG 1. The MIG 1 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancings.

    MIG 2/VMIG 2. The MIG 2 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

COMMERCIAL PAPER --

    PRIME-1. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

    -- Leading market positions in well established industries.

    -- High rates of return on funds employed.

    -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    -- Well established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    STANDARD & POOR'S CORPORATION describes its ratings for debt securities as follows:

BONDS --

    AAA. Bonds which are rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA. Bonds which are rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

    A. Bonds which are rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB. Bonds which are rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC AND CC. Bonds which are rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C AND D. The rating C is reserved for income bonds on which no interest is being paid. Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

NOTES --

    SP-1. The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2. The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER --

    A-1. The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

    A-2. The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1.

ATLAS ASSETS, INC., 1901 Harrison Street, Oakland, CA 94612
--------------------------------------------------------------------------------
PAYABLE ON DEATH ACCOUNT BENEFICIARY DESIGNATION FORM

           Owner's Name
           Joint Owner's Name
           Street Address                                City                      State         Zip
                                                         Telephone Number -
           Telephone Number - Residence                  Business
                                                         Atlas Fund Account
           Taxpayer ID Number                            Number

PAYABLE ON DEATH PAYEES

       1.
           Name (please print)
           Street Address                      City                 State       Zip
       2.
           Name (please print)
           Street Address                      City                 State       Zip


                        I/We understand that, as authorized by statute of the state in which I/we reside, funds in this account are payable upon request only to me/us as Original Payee(s) during my/our lifetime(s) and, upon my death/the death of the last of us to die, to the Payable On Death Payee(s) named above who survive(s) me/us.
                        I/We understand that upon presentation to you of proof of my death/the death of the last of us to die, funds remaining in the account will be payable only to the Payable On Death Payee(s) who survive(s) me/us, in equal shares if more than one survives me/us. (Payable on Death accounts are not authorized under the laws of the States of Arizona, Florida, New Jersey and Texas.)

 We Want You To Know...Atlas Funds are not FDIC-insured and are not deposits or obligations of, or guaranteed by World Savings. Mutual fund returns and principal value will vary and you may have a gain or loss when you sell.

           X
           Original Payee Signature                         Date

           X
           Original Payee Signature                         Date

ATLAS ASSETS, INC., 1901 Harrison Street, Oakland, CA 94612
--------------------------------------------------------------------------------
SECURITIES TRANSACTIONS FORM

    FOR TRUSTS, CORPORATIONS, PARTNERSHIPS AND OTHER ENTITIES

    Corporations, please complete sections 1 through 3.

    Trusts, partnerships and other entities, complete sections 1 and 3.

    If any information on this Form changes, you will need to file an amended Form with the Atlas Funds' Shareholder Services Agent ("Agent"). Please call 1-800-933-ATLAS (1-800-933-2852) for additional Forms.

1. ACCOUNT REGISTRATION
    ____________________________________________________________________________
     Name of Trust, Corporation, Partnership or Other Entity
     ___________________________________________________________________________
     Atlas Funds Account Number (If this is an existing account)

    THE REGISTERED OWNER IS A:

   / / Trust   / / Partnership   / / Corporation/Incorporated  / / Other (please
   specify):
                                                     Association

                                                                        Date of Previous Securities Transactions Form,
           Today's Date                                                 if this Form is an amendment

2. CORPORATIONS AND INCORPORATED ASSOCIATIONS ONLY

    CORPORATE SECRETARY, PLEASE COMPLETE THIS SECTION, SIGN IT, AND AFFIX YOUR CORPORATE SEAL. BY SIGNING THIS FORM I CERTIFY THAT:

      / /  On ------------------------ , 19 --------- , a quorum of the Board of Directors of the
           Registered Owner named above empowered the person(s) named in section 3 to carry out securities transactions on the Registered Owner's behalf.

      / /  I am authorized to certify as needed the names and titles of officers of the Registered Owner and notify the Agent of any changes.

      / /  A resolution authorizing all of these powers has been duly adopted by the Registered Owner's
           Board of Directors, is in full force and effect in accordance with the Registered Owner's charter and by-laws, and will remain in effect until the Atlas Funds' Agent receives a duly executed amended Securities Transactions Form.
                                                                                             Affix Corporate
                                                                                                Seal Here
           Secretary's name (please print)                       Date

           X
           Signature

3. AUTHORIZED PERSONS

                      The persons named in this section are currently authorized under the applicable governing document to purchase, redeem, withdraw, exchange, or assign shares of Atlas Funds ("securities transactions") for the Registered Owner named in section 1, and to execute and deliver any instruments necessary to complete these transactions. The Agent may act only upon the instructions of person(s) authorized in the most recent Securities Transactions Form received by the Agent. The Atlas Funds and its Agent will not be
                      liable for any loss or
                       expense resulting from acting on instructions they
                      believe to be genuine. This Securities Transactions Form will remain in effect until the Agent receives an amended Form.

 We Want You To Know...Atlas Funds are not FDIC-insured and are not deposits or obligations of, or guaranteed by World Savings. Mutual fund returns and principal value will vary and you may have a gain or loss when you sell.
  PLEASE SIGN THIS SECTION.
  By signing this Form, I agree to all the terms and conditions outlined above. I have full authority to sign on behalf of the Registered Owner.

           Name (please print)

           X
           Signature
           Name (please print)

           X
           Signature
           Name (please print)

           X
           Signature
           Name (please print)

           X
           Signature



           Date

           Title

           Date

           Title

           Date

           Title

           Date


  HOW MANY SIGNATURES ARE REQUIRED
   FOR ATLAS FUNDS TRANSACTIONS:    / / 1      / / 2      / / 3     / / All

ATLAS ASSETS, INC., 1901 Harrison Street, Oakland, CA 94612
--------------------------------------------------------------------------------
WORLDLINK FORM


    If your Atlas Fund Class A share purchase is made with a check or bank wire from a financial institution other than World Savings, you can combine the balances of your World Savings account(s) and the current value of your Atlas account(s) to qualify for a breakpoint sales charge reduction. To qualify for the reduced sales charge, today's Atlas Fund purchase plus your World Savings and Atlas account balances must total $25,000 or more (See "What is the Class A sales charge option?" in the Prospectus).


    TO QUALIFY FOR WORLDLINK, COMPLETE THESE STEPS:

       1.  Make an investment in Atlas with a check or bank wire from a financial institution OTHER THAN
           World Savings, and meet the minimum WorldLink account balance total of $25,000.

       2.  Complete this form.

       3.  Drop off your check, the Worldlink Form and New Account Form (for initial investments only), at your World Savings Branch to be forwarded to World Savings Headquarters for verification of account balance(s). BECAUSE BALANCES MUST BE VERIFIED AT WORLD SAVINGS' HEADQUARTERS,
           PURCHASES SENT DIRECTLY TO THE AGENT WILL NOT QUALIFY FOR THE SALES CHARGE REDUCTION.

                         WE WANT YOU TO KNOW...ATLAS FUNDS ARE NOT FDIC-INSURED
                          AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                           BY WORLD SAVINGS. MUTUAL FUND RETURNS AND PRINCIPAL
                          VALUE WILL VARY AND YOU MAY HAVE A GAIN OR LOSS WHEN
                                                YOU SELL.
                         FOR WORLD SAVINGS TO PROVIDE ATLAS WITH YOUR ACCOUNT BALANCE(S),
                         THE FOLLOWING MUST BE PROVIDED:

      / / All Social Security number(s) ("SSN") or Taxpayer Identification number(s) ("TIN") that are assigned to your World account(s).

      / / Signature(s) for each SSN provided or the authorized signature(s) for the TIN.

           I (we) authorize World Savings to verify the balances in the accounts assigned to the following SSN(s) and/or TIN(s), and to provide this information to Atlas. Please note there must be a signature for each SSN and/or TIN provided.

           SSN/TIN                                     Print Name

           SSN/TIN                                     Print Name

           SSN/TIN                                     Print Name

           SSN/TIN                                     Print Name

           X
           X
           Signature
           X
           Signature
           X
           Signature

           Date

--------------------------------------------------------------------------------
NOTES

---------------------------------------------------------------
NOTES

                             -REGISTERED TRADEMARK-

                             -REGISTERED TRADEMARK-

AT-703 (AS32M45)                                                            B500

                                        PART B

                                     ATLAS FUNDS

                  -----------------------------------------------

                         STATEMENT OF ADDITIONAL INFORMATION

                  -----------------------------------------------

                                  ATLAS ASSETS, INC.

                                   794 Davis Street
                            San Leandro, California 94577
                           1-800-933-ATLAS (1-800-933-2852)


                         STATEMENT OF ADDITIONAL INFORMATION


    This Statement of Additional Information ("Statement"), which may be amended from time to time, concerning Atlas Assets, Inc. (the "Company") is not a Prospectus for the Company. This Statement supplements the Prospectus dated
April    , 1997 and investors should read it in conjunction with that
Prospectus. A copy of the Prospectus, which may be amended from time to time, is available without charge by writing or calling the Company at the address or telephone number printed above.





    The date of this Statement of Additional Information is April    , 1997.

                                  TABLE OF CONTENTS


                                                                       PAGE

Description of Certain Securities and
   Investment Policies..............................................   B-2

Fundamental Investment Restrictions ................................   B-37

Portfolio Turnover .................................................   B-41

Management of the Company ..........................................   B-42

Investment Advisory and Other Services .............................   B-45

Execution of Portfolio Transactions ................................   B-49

How to Invest ......................................................   B-50

Other Investment and Redemption Services ...........................   B-55

Taxes ..............................................................   B-57

Additional Information .............................................   B-65

Investment Results .................................................   B-65

Financial Statements ...............................................   B-80

Appendix -- Industry Classifications ...............................   B-81

    DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT POLICIES


    The investment objectives and policies of each of the Funds are described in the Prospectus. Supplemental information about those policies is set forth below. Certain capitalized terms used in this Statement are defined in the Prospectus.


INVESTMENT RISKS.

    With the exception of U.S. Government Securities, the debt securities the Strategic Income Fund invests in will have one or more types of investment risk: credit risk, interest rate risk or foreign exchange risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds. Interest rate risk refers to the fluctuations in value of debt securities resulting solely from the inverse relationship between price and yield of outstanding debt securities. An increase in prevailing interest rates will generally reduce the market value of debt securities, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of debt securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of these securities used to compute the Fund's net asset values. Foreign exchange rate risk refers to the change in value of the currency in which a foreign security the Fund holds is denominated against the U.S. dollar.


SPECIAL RISKS - HIGH YIELD SECURITIES.

    As stated in the Prospectus, the corporate debt securities, in which the Strategic Income Fund will principally invest may be in the lower rating categories. The Fund may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's. The Fund's Subadviser will not rely solely on the ratings assigned by rating services and may invest, without limitation in unrated securities which offer, in the opinion of the Subadviser, comparable yields and risks as those rated securities in which the Fund may invest.

    Risks of high yield securities may include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to be able to reinvest premature redemption proceeds only in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.


REPURCHASE AGREEMENTS.

    Each Atlas Fund, except the U.S. Treasury Money Fund, may engage in repurchase agreement transactions on portfolio securities with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Funds' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored by the Adviser or by a Fund's Subadviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest.

    A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert these rights. The Adviser, or the Subadviser if applicable, acting under the supervision of the Board of Directors, reviews, on an ongoing basis, the creditworthiness and the values of the collateral of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

    A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act. Investments by the Municipal Funds in repurchase agreements, if any, are limited by the restrictions on those Funds' investment in taxable instruments.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

    In order to secure yields or prices deemed advantageous at the time, all Funds may purchase or sell securities on a "when-issued" or "delayed delivery" basis. The Funds will not enter into such a transaction for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods (generally within two months but not more than 120 days), but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable. While when-issued or delayed delivery securities may be sold prior to the settlement date, a Fund will purchase such securities for the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

    At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that the net asset value or income of their portfolios will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis.

    Due to fluctuations in the value of securities purchased on a when-issued or delayed delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities on a firm commitment basis can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

    When the Fund engages in when-issued or delayed transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. A Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount equal to the amount of its when-issued or firm commitment obligation. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

    When-issued transactions and forward commitments allow a Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.


DOLLAR REVERSE REPURCHASE AND REVERSE DOLLAR REVERSE REPURCHASE AGREEMENTS.

    The Government Funds and the Strategic Income Fund may engage in dollar reverse repurchase and reverse dollar reverse repurchase agreements with respect to mortgage-backed securities. These agreements involve the purchase or sale by the Fund of securities that are substantially similar to those sold or purchased by the Fund upon the initiation of the transaction, as the case may be. For this purpose, "substantially similar" means that the securities are issued by the same U.S. Government agency or instrumentality, have the same original term to maturity, and have the same original rate of interest, but may be backed by different pools of mortgage obligations. Dollar reverse repurchase agreements are subject to the same risks and restrictions as described in the Prospectus with respect to reverse repurchase agreements. Reverse dollar reverse repurchase agreements are subject to the same risks and restrictions as described in "Repurchase Agreements" above with respect to repurchase agreements.


OPTIONS ON SECURITIES, INDICES AND CURRENCIES (ALL BOND AND STOCK FUNDS ARE ELIGIBLE TO USE THE FOLLOWING OPTIONS).

1.  Purchasing Put and Call Options on Securities.

    By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying security to the writer of the option at a fixed strike price. The option may give the Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the Fund pays the writer the current market price for the option (known as an option premium).

    A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying security at the strike price. The

Fund may also terminate a put option position by effecting a "closing transaction" (i.e. selling an option of the same series as the option previously purchased) in the secondary market at its current price, if a liquid secondary market exists.

    Put options may be used by a Fund to hedge against losses on sales of securities. If securities prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses in its securities holdings. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option premium and transaction costs, the Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. At the same time, because the maximum the Fund has at risk is option premium, purchasing put options offers potential profit from an increase in the value of the securities hedged.

    A Fund may also purchase options whether or not it holds such securities in its portfolio. Buying a put option on an investment it does not own permits a Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the securities market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying security at the option's strike price. By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying security, but with risk limited to the cost of the option if securities prices fell. At the same time, the Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. The value of debt securities underlying calls purchased by the Strategic Income Fund will not exceed the value of the portion of the Fund's portfolio invested in cash or cash equivalents (i.e., securities with maturities of less than one year).


2.  Writing Put and Call Options on Securities.

    When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying security if the other party to the option chooses to exercise it. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. Prior to exercise, the Fund may seek to terminate its position in a put option by effecting a closing purchase transaction with respect to the option in the secondary market (i.e. buying an option of the same series as the option previously written) at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its obligation.

    A Fund may write a put option as an alternative to purchasing a security.
If the security's price rises, the Fund would expect the put to lapse unexercised and to profit from a written put option, although its gain would be limited to the amount of the premium it received. If the security's price remains the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If the security's price falls, the Fund would expect to suffer a loss. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. This loss should be less than the loss the Fund would have experienced from purchasing the underlying security directly (assuming the secondary market for the put option and the underlying security are equally liquid) because the premium received for writing the option should mitigate the effect of the price decline.

    Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, the Fund would give up some ability to participate in security price increases when writing call options.

3.  Securities Index Option Transactions.

    A Fund may buy or sell a securities index option at a fixed price. No securities actually change hands in these transactions. Instead, changes in the underlying index's value are settled in cash. The cash settlement amounts are based on the difference between the index's current value and the value contemplated by the contract. Most securities index options are based on broad-based indices reflecting the prices of a broad variety of securities, such as the Standard & Poor's 500 Composite Stock Price Index. Some index options are based on narrower industry averages or market segments.

    The Company expects that a Fund's options transactions will normally involve broad-based indices, though it is not limited to these indices. Since the value of index options depends primarily on the value of their underlying indexes, the performance of broad-based indices will generally reflect broad changes in securities prices. A Fund, however, can invest in many different types of securities, including securities that are not included in the underlying indices of the options available to the Fund. In addition, a Fund's investments may be more or less heavily weighted in securities of particular types of issuers, or securities of issuers in particular industries, than the indexes underlying its index options positions. Therefore, while a Fund's index options should provide exposure to changes in value of its portfolio securities (or protection against declines in their value in the case of hedging transactions), it is likely that the price changes of the Fund's index options positions will not match the price changes of the Fund's other investments.

4.  Combined Option Positions.

    A Fund may purchase and write options in combination to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying security, in order to construct a combined position with risk and return characteristics similar to those of selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close than single options transactions. Combined option positions will be subject to the same overall percentage limitation as other option strategies.

5.  Risks of Transactions in Options.

    An option position may be closed out only on an exchange or market which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market will exist at any particular time for options purchased or written by a Fund. For some options no secondary market on an exchange may exist at all. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivered the underlying security upon exercise.

    Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volumes; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

    In addition, options on indices are subject to certain risks that are not present with other options. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular instrument, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular instrument. In addition, index prices may be distorted or interrupted if trading of certain instruments included in the index is interrupted. If this occurred, a Fund would not be able to close out options which had been purchased or written by it and, if restrictions on exercise were imposed, may be unable to exercise an option being held, which could result in substantial losses to a Fund. However, it is the Funds' policy to purchase or write options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

    The eligible Funds may buy and sell over-the-counter puts and calls on securities and as well as listed options. Unlike listed option positions, positions in over-the-counter options may be closed out only with the other party to the options transaction. Such options transactions are subject to the additional risks that a Fund may be unable to close out a transaction with the other party when it wishes to do so, and that the other party to the transaction may default without the protection against default afforded by exchange clearing corporations with respect to listed options. The eligible Funds will enter into unlisted option transactions only with securities dealers which the Adviser or a Subadviser believes to be of high credit standing and to maintain a liquid market for such options. Under certain conditions, the premiums a Fund pays for unlisted options and the value of securities used to cover such options written by the Fund are considered to be invested in illiquid assets for purposes of the investment restriction applicable to illiquid investments.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.

1. Interest Rate Futures Transactions (all Bond and Stock Funds are eligible to use these transactions).

    The Bond and Stock Funds may purchase or sell interest rate futures contracts in hedging transactions. When a Fund purchases a futures contract, it agrees to purchase the underlying instrument at a specified future date and price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date and price.

    No consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 5% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied by the Fund.

    Subsequent payments, known as "variation margin," to and from the Fund or the broker, as the case may be, must be made daily as the price of securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. These daily payments to account for valuation changes are a process known as "marking-to-market." If a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The party that has a gain may be entitled to receive all or a part of this amount. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

    Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and do not constitute purchasing securities on margin for purposes of the Fund's investment limitation. In the event of the bankruptcy of a futures commission merchant ("FCM") that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The Adviser, or Subadviser if applicable, will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

    The purpose of the acquisition or sale of a futures contract by an eligible Bond Fund is to protect that Fund from fluctuations in rates on securities without actually buying or selling the securities. The value of portfolio securities will exceed the value of the futures contracts sold by the Fund, and an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the portfolio. Interest rate futures contracts are currently traded on the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange (CME) and the New York Futures Exchange. Among the securities on which interest rate futures contracts are currently based are long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA pass-through securities, three-month U.S. Treasury bills, municipal bond futures and ninety-day commercial paper.

2. Securities Index Futures Contracts (all Bond and Stock Funds are eligible to participate in these contracts).

    When a Fund purchases a securities index futures contract, it agrees to purchase the underlying index at a specified future date and price. When a Fund sells a securities index futures contract, it agrees to sell the underlying index at a specified future date and price.

    The majority of index futures are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss. If a Fund holds an index futures contract until the delivery date, it will pay or receive a cash settlement amount based on the difference between the index's closing price and the settlement price agreed upon when the contract was initiated.

    A Fund may purchase securities index futures contracts in an attempt to remain fully invested in the securities market. For example, if a Fund had cash and short-term securities on hand that it wished to invest in common stocks, but at the same time it wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations, it could purchase a stock index futures contract in order to participate in changes in stock prices. A Fund may also purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase stocks but had not yet done so, it could purchase a stock index futures contract in order to lock in current stock prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. In these strategies the Fund would use futures contracts to attempt to achieve an overall return similar to the return from the stocks included in the underlying index, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days.

    When a Fund wishes to sell securities, it may sell securities index futures contracts to hedge against securities market declines until the sale can be completed. For example, if a Fund anticipated a decline in common stock prices at a time when it anticipated selling common stocks, it could sell a futures index contract in order to lock in current market prices. If stock prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the anticipated loss in the common stocks the Fund had hedged in anticipation of selling them. The success of this type of strategy depends to a great extent on the degree of correlation between the index futures contract and the securities hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit to the Fund.

3. Options on Futures Contracts (all Bond and Stock Funds are eligible to participate in these contracts).

    An option on a futures contract is an agreement to buy or sell the futures contract. Exercise of the option results in ownership of a position in the futures contract. Options on futures contracts may be purchased and sold by a Fund in the same manner as options on securities. Options on futures contracts may also be written by a Fund in the same manner as securities options, except that the writer must make margin payments to a futures commission merchant ("FCM") as described above with respect to futures contracts. The holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

4.  Risks of Transactions in Futures Contracts and Options on Futures.

    There are risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Adviser, or Subadviser if applicable, to forecast movements in the direction of interest rates. These forecasts may involve skills and techniques that may be different from those involved in the management of the Funds. In addition, even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

    As noted above, price changes of the Fund's futures and options on futures positions may not be well correlated with price changes of its other investments because of differences between the underlying indices and the types of securities the Fund invests in. For example, if the Fund sold a broad-based index futures contract to hedge against a stock market decline while the Fund completed a sale of specific securities in its portfolio, it is possible that the price of the securities could move differently from the broad market average represented by the index futures contract, resulting in an imperfect hedge and potentially in losses to the Fund.

    Index futures prices can also diverge from the prices of their underlying indexes, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying index, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

    Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of up to seven days for some types of securities, the futures markets can provide liquidity superior to that of the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day.
On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. Trading in index futures can also be halted if trading in the underlying index stocks is halted. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable futures positions, and potentially could require the Fund to continue to hold a futures position until the delivery date, regardless of potential losses. If the Fund must continue to hold a futures position, its access to other assets held to cover the position could also be impaired.

    Options on futures are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options on futures are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options which the Fund cannot terminate by exercise. In general, options with strike prices close to their underlying securities' current value will have the highest trading volume, while options with strike prices further away may be less liquid. The liquidity of options on futures may also be affected if exchanges impose trading halts, particularly when markets are volatile.

5.  Limitations on Transactions in Futures and Options on Futures.

    The Company has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC"), which regulates trading in the futures markets, on behalf of each Fund that may engage in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the eligible Funds are subject to the following limitations:

    (a) The Company will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations; provided that a Fund may hold long positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions in an amount not in excess of the limitation in paragraph (b); and

    (b) The Company will not enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts a portfolio has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the portfolio's total assets.

    In addition, the Company does not intend to enter into futures contracts or options on a futures contract that are not traded on exchanges or boards of trade.

    These limitations on the Company's investments in futures contracts and options, and the Company's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as permitted by the appropriate regulatory agencies. The Company will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Company's shareholders.

    Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures or options transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.


ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS.

    A Fund eligible to participate in futures and options will not use leverage in its options and futures strategies. In the case of strategies entered into as a hedge, the Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A

Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

    A Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is open, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


INTEREST RATE SWAPS.

    Each Bond Fund may engage in interest rate swaps. As indicated in the Prospectus, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In many such transactions, the floating rate payments are tied to the London Interbank Offered Rate ("LIBOR"), which is the offered rate for short-term eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.


SWAP OPTIONS.

    Each Bond Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the prespecified date) or American-style (exercisable during a designated period). The buyer of the right to pay fixed rate payments pursuant to a swap option is said to own a put. The buyer of the right to receive fixed rate payments pursuant to a swap option is said to own a call.


CAPS AND FLOORS.

    Each Bond Fund may also purchase or sell interest rate caps and floors. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly.


RISKS ASSOCIATED WITH SWAPS.

    The risks associated with interest rate swaps and interest rate caps and floors are similar to those described previously with respect to over-the-counter options. In connection with such transactions, the Fund involved relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.


FOREIGN SECURITIES.

    Each Stock Fund and the Atlas Strategic Income Fund may invest in foreign securities which offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in the securities of foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by investing in securities in foreign stock markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, each Fund may convert U.S. dollars into foreign currency, but only in connection with currency futures and forward contracts and to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

    Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and its income available for distribution. In addition, although a portion of a Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. Subsequent foreign currency losses may result in a Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.

    Investing in foreign securities involves special additional risks and considerations not typically associated with investing in domestic securities of issuers traded in the U.S.: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchange and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates and custodial costs than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates of portfolio securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions may be re-imposed.

    The Funds may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Each Fund accordingly treats these foreign securities as subject to the 10% overall limitation on investment in illiquid securities.


DEBT SECURITIES OF FOREIGN GOVERNMENTS AND COMPANIES.

    As stated in the Prospectus, the Strategic Income Fund may invest in debt obligations and other securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain "supranational entities" (described below) and foreign governments or their agencies or instrumentalities, and in debt obligations and other securities issued by U.S. corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Fund may invest are the same types of debt obligations identified under "Debt Securities of U.S. Companies," below.

    The percentage of the Strategic Income Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

    The Strategic Income Fund may invest in U.S. dollar-denominated foreign securities referred to as "Brady Bonds." These are debt obligations of foreign entities that may be fixed-rate par bonds or floating-rate discount bonds and are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. However, the Fund may also invest in uncollateralized Brady Bonds. Brady Bonds are generally viewed as having three or four valuation components: (i) any collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute what is referred to as the "residual risk" of such bonds).
In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the zero coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

    The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of "supranational entities" include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

    Since investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and since assets of each Stock Fund and the Strategic Income Fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may conduct its foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or

"forward" contract). It will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds do not intend to speculate in foreign currency exchange rates or forward contracts.

    A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers.
A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    When the Adviser, or a Fund's Subadviser, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the longer term investment decisions made with regard to overall diversification strategies. However, the Company believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

    A Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

    If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    It is impossible to forecast with precision the market value of securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

Each Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the

Subadviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

    Each Fund's dealings in forward foreign currency contracts will be limited to the transactions described herein. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Adviser or Subadviser. It also should be realized that this method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

    The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a forward contract. In addition, forward contracts and the value of securities used to cover such contracts may be considered illiquid assets for purposes of the investment restriction applicable to illiquid investments.


LOANS OF PORTFOLIO SECURITIES.

    Each Fund may lend its portfolio securities, subject to the restrictions stated in the Prospectus, to attempt to increase a Fund's income to distribute to shareholders or for liquidity purposes. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees and will not lend its portfolio securities to any officer, director, employee or affiliate of the Company, the Adviser or the Stock Funds' Subadviser. The terms of each Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.


BORROWING.

    From time to time, the Atlas Global Growth Fund, Atlas Strategic Income
Fund and the Atlas Strategic Growth Fund may each increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and pursuant to the requirements of the 1940 Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirements and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Borrowing for investment increases both investment opportunity and risk. Since substantially all of a Fund's assets fluctuate in value whereas borrowing obligations are fixed, when the Fund has outstanding borrowings, its net asset value per share will tend to increase and decrease more when its portfolio assets fluctuate in value than would otherwise be the case.


ILLIQUID AND RESTRICTED SECURITIES.

    The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by a Fund pursuant to Rule 144A as explained in the Prospectus) may be negotiated by a Fund at the time such securities are purchased by the Fund. When such registration is required before such securities may be sold, a considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund would bear the risks of any downward price fluctuation during that period. A Stock Fund also may acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such sale would be desirable and might lower the amount realizable upon the sale of such securities.

ZERO COUPON SECURITIES.

    The Atlas Bond and Stock Funds may invest in zero coupon securities issued by the U.S. Treasury or by corporations. The Municipal Bond Funds may invest in zero coupon securities issued by municipalities. Zero coupon Treasury securities are: (i) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts; or (ii) certificates representing interests in such stripped debt obligations or coupons. Corporate and municipal zero coupon securities are: (i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debenture that pay no current interest until a stated date one or more years in the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance. Such zero coupon securities, in addition to being subject to the risks identified below are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

    Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to a greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Because a Fund accrues taxable income from these securities without receiving cash, such Fund may be required to sell portfolio securities in order to pay a dividend depending upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. A Fund might also sell portfolio securities to maintain portfolio liquidity. In either case, cash distributed or held by a Fund and not reinvested in Fund shares will hinder the Fund in seeking current income.


DEBT SECURITIES OF U.S. COMPANIES.

    The Strategic Income Fund's investments in fixed-income securities issued by domestic companies and other issuers may include debt obligations (bonds, debentures, notes, mortgage-backed and asset-backed securities and CMOs) together with preferred stocks.

    The risks attendant to investing in high-yielding, lower-rated bonds are described above. If a sinking fund or callable bond held by the Fund is selling at a premium (or discount) and the issuer exercises the call or makes a mandatory sinking fund payment, the Fund would realize a loss (or gain) in market value;

the income from the reinvestment of the proceeds would be determined by current market conditions, and investment of that income may occur at times when rates are generally lower than those on the called bond.


PREFERRED STOCKS.

    Preferred stock, unlike common stock, offers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


PARTICIPATION INTERESTS.

    The Strategic Income Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus, on investments by the Fund in illiquid investments. Participation interests represent an undivided interest in or assignment of a loan made by the issuing financial institution. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuing bank. Participation interests are primarily dependent upon the financial strength of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. Such borrowers may have senior securities as low as "C" by Moody's or "D" by Standard & Poor's. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Fund's Subadviser has set certain creditworthiness standards for issuers of loan participation and monitors their creditworthiness. These same standards apply to participation interests in loans to foreign companies.


ASSET-BACKED SECURITIES.

    These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans and underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.


SHORT SALES AGAINST-THE-BOX.

    In such short sales, while the short position is open, the Atlas Stock Funds must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out.


MUNICIPAL OBLIGATIONS.

    Municipal securities will be purchased by the Municipal Funds. Such obligations are issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and by their political subdivisions, agencies, and instrumentalities. The interest on these obligations is generally not includable in gross income of most investors for federal income tax purposes. Issuers of municipal obligations do not usually seek assurances from governmental taxing authorities with respect to the tax-free nature of the interest payable on such obligations. Rather, issuers seek opinions of bond counsel as to such tax status. See "Taxes" below.

    Municipal issuers of securities are not usually subject to the securities registration and public reporting requirements of the Securities and Exchange Commission and state securities regulators. As a result, the amount of information available about the financial condition of an issuer of municipal obligations may not be as extensive as that which is made available by corporations whose securities are publicly traded.

    The two principal classifications of municipal obligations are general obligation and limited obligation (or revenue) bonds. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the financial backing for the payment of municipal obligations, both within and between the two principal classifications.

    Payments due on general obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, roads and sewer systems.

    The principal source of payment for a limited obligation bond or revenue bond is generally the net revenue derived from particular facilities financed with such bonds. In some cases, the proceeds of a special tax or other revenue source may be committed by law for use to repay particular revenue bonds. For example, revenue bonds have been issued to lend the proceeds to a private entity for the acquisition or construction of facilities with a public purpose such as hospitals and housing. The loan payments by the private entity provide the special revenue source from which the obligations are to be repaid.


MUNICIPAL NOTES.

    Municipal notes generally are used to provide short-term capital funding for municipal issuers and generally have maturities of one year or less. The portfolios of the Atlas National Municipal Money Fund and the Atlas California Municipal Money Fund will consist primarily of these short-term obligations. Municipal notes of municipal issuers include:

    TAX ANTICIPATION NOTES are issued to raise working capital on a short-term basis. Generally, these notes are issued in anticipation of various seasonal tax revenues being paid to the issuer, such as income, sales, use and business taxes, and are payable from these specific future taxes.

    REVENUE ANTICIPATION NOTES are issued in anticipation of the receipt of non-tax revenue, such as federal revenues or grants.

    BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, long-term bonds are issued to provide the money for the repayment of these notes.


MUNICIPAL COMMERCIAL PAPER.

    Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. Agencies of state and local governments issue these obligations in addition to or in lieu of Municipal notes to finance seasonal working capital needs or to provide interim construction financing and are paid from general revenues of the issuer or are refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


FLOATING RATE AND VARIABLE RATE OBLIGATIONS AND PARTICIPATION INTERESTS.

    The Funds may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) or is reset on a regular basis by a bank or investment banking firm to a market rate. At specified times, the owner can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate.

    Frequently banks provide letters of credit or other credit support or liquidity arrangements to secure these obligations. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by the Investment Adviser, be equivalent to the quality standard prescribed for the Funds. The maturity of floating and variable rate obligations is equal to the period during which a particular rate is in effect, or, if longer, the period required to demand payment of the obligation.

    The Funds may invest in participation interests purchased from banks in floating rate or variable rate obligations owned by banks. A participation interest gives the purchaser an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation, and provides a demand repayment feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest or another bank). A Fund holding a participation interest has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the underlying obligation, plus accrued interest.


INSURANCE.

    The Insured Funds will invest primarily, and the other Municipal Funds will invest in varying amounts, in municipal securities covered by insurance guaranteeing the scheduled payment of principal and interest thereon. A Fund will receive payments of insurance for any installment of interest and principal due for payment but which is unpaid by reason of nonpayment by the issuer. The insurance feature insures the scheduled payment of interest and principal but does not guarantee the market value of the insured municipal securities nor the value of the shares of the Insured Funds.


    As discussed in the Prospectus, the municipal securities in the portfolios of the Insured Funds will generally be insured by new-issue, secondary market, or portfolio insurance. The new-issue insurance policies, if any, will have been obtained by the respective issuers of the municipal securities (or, in some cases, a dealer) and, as is the case with secondary market insurance obtained other than by an Insured Fund, all premiums respecting such securities will have been paid in advance. Such policies are non-cancelable and will continue in force so long as the municipal securities are outstanding and the respective insurers remain in business.
Since new-issue insurance remains in effect as long as the securities insured thereby are outstanding, the insurance may have an effect on the resale value of securities in the Insured Funds' portfolios. This generally will be true of secondary market insurance as well. New-issue insurance and secondary market insurance which is non-cancelable while the insured securities are outstanding may be considered to represent an element of market value in regard to the municipal securities thus insured, but the exact effect, if any, of this insurance on such market value cannot be determined.


    An Insured Fund may at any time purchase a secondary market insurance policy on any municipal security purchased by such Fund. Such policy would likely be purchased if, in the opinion of the Investment Adviser or Subadviser, the market value or net proceeds of a sale by an Insured Fund would exceed the current value of the security (without insurance) plus the cost of the policy. Any difference between the excess of a security's market value as a "AAA" rated security over its market value without such rating, including the single premium cost thereof, would inure to the Insured Fund in determining the net capital gain or loss realized by such Fund upon the sale of the portfolio security. An Insured Fund may purchase insurance under a secondary market policy in lieu of a portfolio insurance policy at any time regardless of the effect of market value on the underlying municipal security, if the Investment Adviser or Subadviser believes such insurance would best serve the Fund's interests in meeting its objectives and policies. Similarly, where a Fund purchases a security already subject to secondary market insurance, it may be expected that the price paid by the Fund would exceed the cost of the security without such insurance. To the extent such secondary market insurance exists throughout the period in which the security is outstanding, it is to be expected that upon the sale of such a security the price obtained by the Fund would also exceed the price of the security without the insurance.


    Coverage under a portfolio insurance policy terminates upon sale of a security from an Insured Fund's portfolio. Accordingly, such insurance does not have an effect on the resale value of the securities. Therefore the Insured Funds would be likely to retain any municipal securities insured under a portfolio insurance policy which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default. Under these circumstances the Investment Adviser or Subadviser may be restricted in making changes to an Insured Fund's portfolio to the extent that it holds defaulted securities, which may limit its ability in certain circumstances to purchase other municipal securities. While a defaulted municipal security is held in an Insured Fund's portfolio, the Fund continues to pay the insurance premium thereon but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the security comes due. Of course, an Insured Fund may elect to purchase a secondary market policy discussed above in lieu of a portfolio insurance policy, in order to be able to sell such security.


    Each of the municipal security insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves may vary from company to company. Municipal security insurance companies are obligated to pay a security's interest and principal when due if the issuing entity defaults on the insured security. Although defaults on insured municipal securities have been low to date, there is no assurance this low rate will continue in the future. A higher than expected default rate could deplete loss reserves and adversely affect the ability of a municipal security insurer to pay claims to holders of insured securities, such as an Insured Fund. The Insured Funds' policy of investing in municipal securities insured by insurers whose claims-paying ability is rated "AAA" applies at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event of a downgrading of the claims-paying ability of a particular insurance company.


PARTICULAR RISK FACTORS RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS.

    The following describes certain risks with respect to municipal obligations of California issuers in which the Municipal Funds may, and the California Funds predominately will, invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California, available as of the date of this Statement of Additional Information. While the Investment Adviser has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.


    California is the most populous state in the nation with a total population at the 1990 Census of 29,976,000. Growth has been incessant since World War II, with population gains in each decade since 1950 of between 18% and 49%. During the last decade, population rose 20%. The State now comprises 12.3% of the nation's population and 12.9% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, real estate, and financial services.
After experiencing strong growth throughout much of the 1980's, the State was adversely affected by both the national recession and the cutbacks in aerospace and defense spending which had a severe impact on the economy in Southern California. Although the national economic recovery is continuing at a strong pace, California is still experiencing some effects of a recession.
Unemployment has remained above the national average since 1990, although the State experienced strong job growth in 1995. Substantial contraction in California's defense related industries, overbuilding in commercial real estate and consolidation and decline in the State's financial services industry will likely produce slower overall growth for several years. Economic data indicate that the State's economy grew at a modest rate in 1995, and continued growth is expected in 1996.

    These economic difficulties have exacerbated the structural budget imbalance which has been evident since fiscal year 1985-86. Since that time, budget shortfalls have become increasingly more difficult to solve and the State has recorded General Fund operating deficits in several recent fiscal years. Many of these problems have been attributable to the fact that the great population influx has produced increased demand for education and social services at a far greater pace than the growth in the State's tax revenues. Despite substantial tax increases, expenditure reductions and the shift of some expenditure responsibilities to local government, the budget condition has remained problematic in recent years.

    On August 3, 1995, the Governor signed into law a new $57.5 billion budget which, among other things, reduces welfare payments and increases education spending from the previous fiscal year. The fiscal 1995-96 budget calls for $44.1 billion in revenues and $43.4 billion in spending, an increase of over 3.5% and 4.0%, respectively, from the fiscal 1994-95 budget. Although the State's budget projects an operating surplus of approximately $600 million, it continues to rely on federal actions, both to fund programs relating to MediCal and incarceration costs associated with illegal immigrants and to relieve the State from federally mandated spending, which are not certain of occurring. Accordingly, the surplus may not be realized unless the economy outperforms expectations or spending falls below planned levels.

    Because of the State of California's continuing budget problems, the rating on the State's general obligation bonds was downgraded in July 1994 from Aa to A1 by Moody's Investors Service, Inc., from A+ to A by Standard & Poor's Corporation and from AA to A by Fitch Investors Service, Inc. All three rating agencies expressed uncertainty about the State's ability to balance the budget by 1996. However, in February 1996, citing California's improving economy and budget situation, Fitch Investors Service, Inc. raised its rating from A to A+.

    On December 6, 1994, Orange County (California) became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. In September 1995 the state legislature approved legislation permitting Orange County to use for bankruptcy recovery $820 million over 20 years in sales taxes previously earmarked for highways, transit and development. Such legislation also permits the Governor to appoint a trustee to take over Orange County's financial affairs if the county does not have a full recovery plan filed with the Bankruptcy Court by May 1996.

    Los Angeles County, the nation's largest county, is also experiencing financial difficulty. In August 1995 the credit rating of the county's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the county's health care system. In September 1995, federal and state aid to Los Angeles County totalling $514 million was pledged, providing a short-term solution to the County's budget problems. Despite such efforts, the County is facing a potential budget gap of $1.0 billion in the 1996-97 fiscal year.

    In addition to this current information, future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

    Certain debt obligations held by the California Funds may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and the payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the state's general fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the state to pay for their operations and services, their ability to pay debt service on obligations held by the Funds may be impaired.

    In addition, the California Constitution limits the taxing and spending powers of the State of California and its public agencies and, therefore, the ability of California issuers to raise revenues through taxation to repay outstanding debt, and to spend such revenues over a predetermined limit.

    Certain debt obligations held by the California Funds may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. The California Constitution limits ad valorem real property taxes, and imposes super-majority approval requirements for additional real property taxes, and the ability of California issuers to raise revenues through such taxes to repay outstanding debt is limited.

    Certain debt obligations in which the California Funds invest may be payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. The following paragraphs describe a number of such provisions, but do not purport to be a complete description of all of them.

    Certain debt obligations held by the Funds may be obligations payable solely from lease payments on real property or personal property leased to the state, cities, counties or their various public entities. California law requires that the lessee is not required to make lease payments during any period that it is denied use and occupancy of the property lease in proportion to such loss. Moreover, the lessee only agrees to include lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessee is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the Funds would not be paid in a timely manner.

    Certain debt obligations held by the California Funds may be obligations which are payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

    Debt obligations payable solely from revenues of health care institutions may also be insured by the state. However, no guarantee exists that adequate reserve funds will be appropriated for such insurance.

    Certain debt obligations held by the California Funds may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations.

    Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as a result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

    Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the period beginning with the recordation of a formal notice of default and ending five business days prior to the date of sale, the debtor is entitled to reinstate the mortgage by making any overdue payments.

    Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting a notice of sale for at least 20 days after expiration of the three-month period following the recordation of the formal notice of default and by publishing a copy once a week during that period. Therefore, the effective minimum period of foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

    In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of securing a mortgage for such private sale to constitute "state action," and could hold that the private right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

    Certain debt obligations held by the California Funds may be obligations which finance the acquisition of single-family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

    Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in excess of 20% of the original principal amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which finance such home mortgages.

                         FUNDAMENTAL INVESTMENT RESTRICTIONS


    Each Fund has adopted the following fundamental investment policies and investment restrictions in addition to the policies and restrictions discussed in the Prospectus. With respect to each Fund, the policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of that Fund (which is defined in the Investment Company Act of 1940 ["1940 Act"]) to mean the lesser of (i) 67% or more of the outstanding voting securities of a Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. These restrictions provide that no Fund may:

    (1) Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if with respect to 75% of the Fund's assets, as a result, more than 5% of the value of such assets of the Fund would be invested in the securities of any one issuer or such Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. These restrictions shall not apply to the California Municipal Funds.

    (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Fund's investments in that industry would exceed 25% of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal obligations (with respect to the Municipal Funds); (ii) obligations of the United States Government, its agencies or instrumentalities; and (iii) the obligations of domestic banks (with respect to the Money Funds). For purposes of this policy, the Funds have adopted the industry classification set forth in the Appendix to this Statement of Additional Information which may be amended from time to time without shareholder approval.


    (3) Purchase securities subject to legal or contractual restrictions preventing their ready disposition; or enter into repurchase agreements or purchase time deposits maturing in more than seven days or acquire other illiquid assets if, immediately after and as a result, the value of illiquid assets held by a Fund would exceed, in the aggregate, 10% of the value of the Fund's net assets (except that the Atlas Balanced Fund, the Atlas Strategic Growth Fund, the Atlas Global Growth Fund, the Atlas Emerging Growth Fund and the Atlas Strategic Income Fund have each adopted this restriction as a non-fundamental operating policy which may be changed without shareholder approval).


    (4) Invest in securities of a company which, together with any predecessor, has been in operation for less than three years if more than 5% of the Fund's total assets would then be invested in such securities; provided that in the case of industrial revenue bonds purchased for the Municipal Funds, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid. The Atlas Global Growth Fund has adopted this restriction as a non-fundamental operating policy which may be changed without shareholder approval. The Atlas Emerging Growth Fund has adopted a 10% limit on investment in such securities as a non-fundamental operating policy which may be changed without shareholder approval.


    (5) Invest in companies for the purpose of exercising control or management.

    (6) Purchase or sell real estate or real estate limited partnership interests; provided that a Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

    (7) Purchase or sell commodities or commodities contracts or interests in oil, gas or other mineral exploration or development programs, provided, however, that the Bond and Stock Funds may purchase and sell interest rate futures contracts and related options, and the Stock Funds and the Strategic Income Fund may purchase and sell stock index futures contracts and related options and purchase or sell forward foreign currency contracts.

    (8) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets; provided that this restriction shall not apply to the transfer of securities in connection with a permissible borrowing. For purposes of this restriction, (a) the deposit of assets in escrow or a segregated account in connection with the writing of covered put or call options, the purchase of securities on a when-issued or delayed-delivery basis, or the undertaking of another investment technique utilizing a cover or segregated account arrangement, and (b) collateral arrangements with respect to
(i) the purchase and sale of options on securities and options on indexes and
(ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

    (9) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, and may make margin payments in connection with futures contracts and related options and the Atlas Stock Funds may effect short sales against-the-box.

    (10) Engage in the business of underwriting securities issued by others, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Fund's investment program may be deemed to be an underwriting.

    (11) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Adviser or a Subadviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

    (12) Make loans to any person or firm; provided, however, that the acquisition for investment of a portion of an issue of publicly distributed bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan; and provided further that a Fund may enter into repurchase agreements and may make loans of portfolio securities.

    (13) Purchase from or sell portfolio securities to its officers, directors or other "interested persons" (as defined in the 1940 Act) (other than otherwise unaffiliated brokers) of the Fund or of the Company.

    (14) Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the directors or officers of the Company or the Investment Adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities.

    (15) Borrow money, except from banks for temporary or emergency purposes not in excess of 33-1/3% of the value of a Fund's total assets. A Fund will not purchase securities if such borrowings are outstanding in excess of 5% of the value of a Fund's total assets. This restriction shall not apply to the Atlas Strategic Growth Fund, the Atlas Global Growth Fund and the Atlas Strategic Income Fund and shall not prevent a Bond Fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by a Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for a Fund's borrowings falls below 300%, a Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage.

    (16) Knowingly purchase securities of other registered management investment companies, except that a Fund may acquire such securities: (i) if not more than 10% of the Fund's assets shall be invested in such securities; or
(ii) in connection with a merger, acquisition or consolidation with such a company.

    A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions.
A Fund will include the original cost of the securities so acquired in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus. A Fund will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Fund's status under the 1940 Act as a "diversified" investment company. If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values will not be considered a violation of a Fund's investment policies or restrictions.

    The Company may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states.

    The Company has adopted a non-fundamental policy that prohibits any Fund from acquiring any securities of other open-end investment companies or registered unit investment trusts in reliance on subparagraphs (G) or (F) of
Section 12(d)(1) of the 1940 Act.

                                  PORTFOLIO TURNOVER


    For reporting purposes, a Fund calculates its portfolio turnover rate by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining portfolio turnover, a Fund excludes all securities whose maturities at the time of acquisition were one year or less. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's portfolio (other than short-term money market securities) were replaced once during the fiscal year. Based on this definition, the policy of each Money Fund in investing in securities with remaining maturities of less than one year is expected to result in a portfolio turnover rate of 0%.

    Increased portfolio turnover will likely result in correspondingly greater brokerage commissions and dealer markups which must be paid by the Funds. To the extent that portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary income tax rates (except shareholders who invest through IRAs and other tax-deferred retirement plans which are not taxed currently on accumulations in their accounts). To the extent that increased portfolio turnover results in sales of securities held less than three months, a Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected (see "Taxes," below).

                              MANAGEMENT OF THE COMPANY

                                Directors and Officers

    The Directors and officers of Atlas Assets, Inc. (the "Company"), their business addresses and principal occupations during the past five years are:



                                     Positions                 Principal Occupations
   Name and Address                     Held                  and Business Experience
----------------------------      -----------------        ------------------------------
Marion O. Sandler (1)(4)          Director, Presi-         Chairman of the Board and
1901 Harrison Street              dent and Chief           Chief Executive Officer of
Oakland, CA  94612                Executive Officer        World Savings and Loan
                                                           Association ("World Savings"),
                                                           and Golden West Financial
                                                           Corporation ("GWFC").
                                                           President and Chief Executive
                                                           Officer of Atlas Advisers, Inc.
                                                           ("Adviser") and Atlas
                                                           Securities, Inc. ("Distributor")

Barbara A. Bond (2)(3)(4)         Director                 Certified Public Accountant/
Hood and Strong                                            Tax Partner of Hood and Strong
101 California Street
San Francisco, CA  94111


Russell W. Kettell (1)(4)         Director                 President of GWFC and Senior
1901 Harrison Street                                       Executive Vice President of
Oakland, CA  94612                                         World Savings

Daniel L. Rubinfeld (2)(3)(4)     Director                 Professor of Law and Economics
School of Law, Boalt Hall                                  at the University of
University of California                                   California, Berkeley
Berkeley, CA  94720


David J. Teece (2)(3)(4)          Director                 Professor of Business
University of California                                   Administration at the
IMIO #1930                                                 University of California
Haas School of Business S-402                              Berkeley
Berkeley, CA  94720


                                     Positions                 Principal Occupations
   Name and Address                     Held                  and Business Experience
----------------------------      -----------------        ------------------------------

Julius Louis Helvey (1)           Group Senior Vice        Group Senior Vice President
1901 Harrison Street              President and            of World Savings, GWFC,
Oakland, CA  94612                Chief Financial          Adviser and Distributor
                                  Officer


Larry E. LaCasse (1)              Group Senior Vice        1992 to present - Group
794 Davis Street                  President and            Senior Vice President of
San Leandro, CA 94577             Chief Operating          the Adviser and the Distri-
                                  Officer                  butor; 1988 to Present -
                                                           Chief Operating Officer of
                                                           the Adviser and the Distri-
                                                           butor; 1988 - 1991 Senior
                                                           Vice President of the
                                                           Adviser and the Distributor;
                                                           1988 - Vice President of
                                                           American Capital Services,
                                                           Inc.; 1986 to 1988 - Vice
                                                           President of American Capital
                                                           Marketing, Inc.; 1984 to
                                                           1986 - Vice President of
                                                           Corporate Development at
                                                           Financial Network Investments
                                                           Corp.

Edward L. Bisgaard (1)            Vice President,          1989 to present - Vice
794 Davis Street                  Chief Accounting         President, Chief Accounting
San Leandro, CA 94577             Officer and              Officer and Treasurer of
                                  Treasurer                Adviser and Distributor; 1988 to
                                                           1989 - Chief Financial Officer
                                                           of Dunham & Greer Investment
                                                           Counsel; 1986 to 1988 - General
                                                           Partner of R&R Tire and Auto
                                                           Service Center; 1979 to 1986 -
                                                           Vice President and Manager of
                                                           Fund Operations at Capital
                                                           Research & Management Company


Steven J. Gray (1)                Vice President,          1992 to present - Vice President,
794 Davis Street                  Chief Legal              Chief Legal Counsel and Secretary
San Leandro, CA 94577             Counsel, and             of Adviser and Distributor;
                                  Secretary                1989 to 1992 - Associate Attorney,
                                                           Investment Management Group at the
                                                           law firms of Gaston & Snow (1989-1990),
                                                           Thelen, Marrin, Johnson & Bridges
                                                           (1990-1992), and


                                     Positions                 Principal Occupations
   Name and Address                     Held                  and Business Experience
----------------------------      -----------------        ------------------------------
                                                           Heller, Ehrman, White & McAuliffe
                                                           (1992); 1986 to 1989 - Attorney for
                                                           Federal Home Loan Bank Board; 1985
                                                           to 1986 - Senior Attorney and Vice
                                                           President C.R.I., Inc.; 1982 to
                                                           1985 - Attorney, United States
                                                           Securities and Exchange Commission


---------------

   (1) Director or officer who is an "interested person" of the Company due to his affiliation with the Company's investment manager.

   (2)  Member of the Contracts Committee.

   (3)  Member of the Audit Committee.

   (4)  Member of the Executive Committee.



         As of December 31, 1996, Golden West Financial Corporation, 1901 Harrison Street, Oakland, CA 94612, a Delaware corporation and sole shareholder of the Adviser and Distributor, owned beneficially and of record an aggregate of 14.80%, 5.51%, 12.82%, 1.27%, 3.39%, 28.87% and
    16.16% respectively, of the Class A shares outstanding of the Atlas U.S. Government Intermediate Fund, the Atlas California Insured Intermediate Municipal Fund, the Atlas National Insured Intermediate Municipal Fund, the Atlas Balanced Fund, the Atlas Strategic Growth Fund, the Atlas Strategic Income Fund and the Atlas Global Growth Fund and 13.85%, 5.35%, 12.54%, 1.09%, 2.70%, 24.76% and 13.89% respectively, of the total shares of those Funds. In addition, as of such date, Golden West owned beneficial and of record an aggregate of 2.08% of the Class B shares outstanding of the Atlas U.S. Treasury Money Fund, and the Distributor owned beneficially and of record an aggregate of 1.17% of the Atlas U.S. Treasury Money Fund Class A shares outstanding. Because of these combined holdings, Golden West Financial Corporation may be deemed to "control" those Funds under the 1940 Act.


    As of December 31, 1996, officers and directors as a group owned approximately 5.94% of the shares of the Atlas Treasury Money Fund, 6.07% of the shares of the Atlas California Municipal Money Fund, but owned less than 1% of each class of the shares of each of the other Funds. The officers and directors as a group owned 3.54% of the Company's shares in total.


    The following table sets forth the aggregate compensation paid by the Company for the fiscal year ended December 31, 1996 to the Directors who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Directors for service on the Company's Board and that of all other funds in the "Company complex", (of which there currently are none, as defined in Schedule 14A under the Securities Exchange Act of 1934):



                                                                    Total
                                      Pension or                    Compensation
                                      Retirement                    from
                                      Benefits       Estimated      Company and
                                      Accrued as     Annual         Company
                       Aggregate      Part of        Benefits       Complex
                       Compensation   Company        Upon           Paid to
Name                   from Company   Expenses       Retirement     Directors
----                   ------------   ----------     ----------     ------------

Barbara A. Bond                       None           N/A             (14)*

Daniel L. Rubinfeld                   None           N/A             (14)*

David J. Teece                        None           N/A             (14)*

Marion O. Sandler           None      None           N/A              None

Russell W. Kettell          None      None           N/A              None

*  Indicates total number of funds in Company complex.



                        INVESTMENT ADVISORY AND OTHER SERVICES


    Atlas Advisers, Inc. ("Investment Adviser"), serves as the investment adviser to the Company pursuant to an Investment Advisory Agreement dated January 12, 1990 (the "Advisory Agreement"), which was last approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company, at a meeting held on November 25, 1996.



    The Advisory Agreement with respect to each Fund is for an initial term of two years and may be renewed from year to year afterwards, provided that any such renewal has been specifically approved at least annually by (i) the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or (ii) the vote of a majority of directors who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement also provides that either party thereto has the right with respect to any Fund to terminate it without penalty, upon 60 days written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

    The directors and officers of the Investment Adviser are: Marion O. Sandler (Director, President and Chief Executive Officer), James T. Judd (Director), Dirk S. Adams (Director), Julius Louis Helvey (Group Senior Vice President and Chief Financial Officer), Larry E. LaCasse (Group Senior Vice President and Chief Operating Officer), Edward L. Bisgaard (Vice President, Chief Accounting Officer and Treasurer), Steven J. Gray (Vice President, Chief Legal Counsel and Secretary).


    Under the Advisory Agreement, the Investment Adviser has agreed to reduce its fees to a Fund if the Fund's annual ordinary operating expenses exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The Investment Adviser calculates and administers this expense limitation separately with respect to each Fund. Expenses which are not subject to this limitation are interest, taxes, 12b-1 fees and extraordinary expenses. Expenditures, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, including costs incurred in connection with the purchase or sale of portfolio securities, are accounted for as capital items and not as expenses. Reimbursement, if any, will be on a monthly basis, subject to year-end adjustment. With the exceptions of the Government and Mortgage Securities, Growth and Income, Balanced, National and California Municipal Bond and Strategic Growth Funds, the Investment Adviser voluntarily waived all or a portion of each Fund's management fees and, with the exceptions of the California and National Money Funds, absorbed a portion of each Fund's ordinary operating expenses during the fiscal year or period ended December 31, 1996.


SUBADVISERS.


    Boston Safe Advisors, Inc. ("Boston Advisors") serves as Subadviser to the Company with respect to the Municipal Funds pursuant to a Subadvisory Agreement dated May 21, 1993, which was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company, at a meeting held on November 25, 1996, and by shareholders of the Municipal Funds at a meeting held on March 17, 1993.


    Boston Advisor's parent company, The Boston Company, Inc., is a wholly owned subsidiary of Mellon Bank Corporation, a publicly owned multibank holding company.

    OppenheimerFunds, Inc. ("Oppenheimer") serves as Subadviser to the Company with respect to the Stock Funds and the Strategic Income Fund pursuant to a Subadvisory Agreement dated October 1, 1993 (the "Oppenheimer Subadvisory Agreement"), which was last approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company at a meeting held on November 25, 1996 with respect to each of the Stock Funds. The shareholders of the Atlas Growth and Income Fund approved the Oppenheimer Subadvisory Agreement at a meeting on September 29, 1993.


    Each Subadvisory Agreement is for an initial term of two years and may be renewed from year to year afterwards, provided that any such renewal has been specifically approved at least annually by (i) the majority (as defined in the 1940 Act) of the outstanding voting securities of the appropriate Fund, or
(ii) the vote of a majority of directors who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that the Company or Atlas Advisers, Inc. has the right with respect to any Fund to terminate it without penalty, upon 60 days written notice to the other parties, that the Subadviser has the right with respect to any Fund to terminate without penalty upon 120 days written notice, and that the Subadvisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

PRINCIPAL UNDERWRITING AGREEMENT AND DISTRIBUTION PLANS.


    As described in the Prospectus, the Company has adopted a Principal Underwriting Agreement with Atlas Securities, Inc. (the "Distributor"), which serves as the sole underwriter and distributor of each Fund's shares. Pursuant to the Principal Underwriting Agreement, a commission is paid to the Distributor at the time of the sale of Class A shares of the Bond and Stock Funds and on a contingent deferred basis on the sale of Class B shares of the Bond and Stock Funds. During the fiscal years ended December 31, 1994,1995 and 1996, the Distributor received and retained sales commissions from the Company for the sale of Class A and Class B shares in the amounts of $2,256,098,$475,239 and $894,495 and $4,508,$11,527 and $28,622, respectively.


    As also described in the Prospectus, the Company has adopted separate Distribution Plans for Class A and Class B shares (the "Distribution Plans") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). Under the Distribution Plan for Class A shares, each Fund is authorized to spend up to 0.25% of its average daily net assets on activities primarily intended to result in the sale of its Class A shares, which activities are summarized in the Prospectus. The Class A shares Distribution

Plan also provides that the Investment Adviser may pay Service Agents for servicing and distribution services out of its management fee income from the Company, its past profits or any other source available to it. During the fiscal year ended December 31, 1996, the Distributor received reimbursements for distribution expenses for Class A shares in the amount $1,567,189.


    Payment under the Class A shares Distribution Plan in any year will be applied to distribution expenses incurred in that year and will not be used to pay for distribution expenses incurred, but unreimbursed, from previous years.

    Under the Distribution Plan for Class B shares, each Fund that has issued Class B Shares is authorized to spend up to 0.75% of its average daily net assets to compensate the Distributor for expenses incurred, and services and facilities provided, in distributing Class B Shares , including, but not limited to, payment of trail commissions and other payments to brokers, dealers, financial institutions or others who sell shares and/or service shareholder accounts; compensation to and expenses, including overhead and telephone expenses of the Distributor; the printing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation, printing and distribution of sales literature and advertising materials.


    The distribution fees payable to the Distributor under the Class B Plan are designed to compensate the Distributor for the expenses it incurs and the services it renders in distributing Class B shares of the Funds. However, because the Plan for Class B shares is a compensation plan, the distribution fees are payable even if the amount paid exceeds the Distributor's actual expenses, in which case the Distributor would make a profit. If in any year the Distributor's expenses incurred in connection with the distribution of Class B Shares of a Fund exceed the distribution fees paid by the Fund, the Distributor will recover such excess only if the Plan with respect to the Fund continues to be in effect in some later year when the distribution fees exceed the Distributor's expenses. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Company is not obligated to repay any unreimbursed expenses for a Fund that may exist at such time, if any, as the Class B shares Plan terminates or is not continued with respect to the Fund. No interest, carrying or finance charge will be imposed on any amounts carried forward. During the fiscal year ended December 31, 1996, the Distributor received distribution fees for Class B shares in the amount of $227,763.

    The Distribution Plans are subject to annual renewal by the Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Distribution Plan (the "Qualified Directors"). In approving the Distribution Plans, the Directors determined that the Distribution Plans were in the best interests of the shareholders of the respective class of shares of each Fund adopting one or both of the Distribution Plans. Agreements related to the Distribution Plans must also be approved by such vote of the Directors and the Qualified Directors as described above.

    The Distribution Plans require that, at least quarterly, the Directors must review a written report prepared by the Chief Financial Officer of the Company enumerating the amounts expended and purposes therefor under each Distribution Plan. The Distribution Plans also require that, so long as they are in effect, the Qualified Directors shall have the authority to select and nominate other Qualified Directors on behalf of the full Board of Directors.


              EXECUTION OF PORTFOLIO TRANSACTIONS



    When circumstances relating to a proposed transaction indicate that a particular broker-dealer is in a position to obtain the best price and execution, the order is placed with that broker-dealer. This may or may not be a broker-dealer who has provided research, statistical, or other related services to the Investment Adviser or has sold shares of the Funds. Subject to the requirement of seeking the best available prices and execution, the Investment Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, give preference to broker-dealers who have provided research, statistical, and other related services to the Investment Adviser for the benefit of the Company. The Investment Adviser is of the opinion that while such research and related services are useful in varying degrees, they are of indeterminable value and do not reduce the expenses of the Investment Adviser. Total brokerage commissions paid by the Atlas Growth and Income Fund during the fiscal years ended December 31, 1994, 1995 and 1996 were $220,872, $214,402 and $243,144, respectively.
Total brokerage commissions for the Atlas Balanced Fund and the Atlas Strategic Growth Fund for the fiscal years ended December 31, 1994,1995 and 1996 were $3,005, $10,517, $10,248 and $4,945,$15,948, and $63,883, respectively. Total brokerage commissions paid by the Atlas Global Growth Fund for the period April
 , 1996 (inception of operations) to December 31, 1996 was $52,719. Broker-dealers used by the Stock Funds' Subadviser to execute portfolio transactions for the Funds provide research services to the Subadviser. Transactions in the other Funds were on a principal basis.


    The Bond Funds will effect transactions in financial and interest rate futures contracts on the Chicago Mercantile Exchange and other boards of trade through futures commissions merchants and at negotiated commissions. The Stock Fund will effect transactions in stock index futures on boards of trade through futures commissions merchants and at negotiated commissions and transactions in forward foreign currency contracts on exchanges or in the spot market.

    There are occasions on which the Investment Adviser or a Subadviser, on behalf of the Company may execute portfolio transactions concurrently with portfolio transactions in the same securities by other clients of the Investment Adviser or a Subadviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser or a Subadviser. Although such concurrent trading potentially could be either advantageous or disadvantageous to the Company, they will be effected only when the Investment Adviser or a Subadviser believes that to do so is in the best interests of the Company. When such concurrent trading occurs, the Investment Adviser or a Subadviser will seek to average prices or otherwise allocate the executions in an equitable manner among the Company and the other parties involved.


                                    HOW TO INVEST


PRICES OF SHARES.

    The price to be paid by an investor for shares of a Fund (the "public offering price") is based on the net asset value per share of Class A and Class B shares which the Company calculates once daily as of the close of regular trading (normally 4:00 p.m., New York time) each business day the New York Stock Exchange ("NYSE") is open for unrestricted trading. The NYSE is currently scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.


BOND FUNDS:

    1. The Company values portfolio securities including U.S. Treasury obligations, and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks or savings and loan associations, commercial paper, corporate short-term notes and other short term investments with original or remaining maturities in excess of 60 days at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. In circumstances where the Investment Adviser deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The Company amortizes to maturity all securities with 60 days or less to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

    2. The Company values long-term fixed-income obligations at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. In circumstances where the Investment Adviser deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used.

    3. The Company deems the maturities of variable or floating rate instruments, or instruments which a Fund has the right to sell at par to the issuer or dealer, to be the time remaining until the next interest rate adjustment date or until they can be resold or redeemed at par.

    4. Where market quotations are not readily available, the Company values securities (including restricted securities which are subject to limitations as to their sale) at fair value pursuant to methods approved by the Board of Directors.

    5. The fair value of any other assets is added to the value of securities, as described above to arrive at total assets.

    6. Each Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained.

    7. The net asset figure obtained as described above is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


MONEY MARKET FUNDS:

    It is the Company's policy to use its best efforts to maintain a constant per share price for the Money Funds equal to $1.00.

    The portfolio instruments of the Money Funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

    The valuation of each Fund's portfolio instruments based upon their amortized cost and simultaneous maintenance of each Fund's per share net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act.

    Under this rule, each Money Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of one year or less, and invest only in securities determined by the Board of Directors, and as required by the rule, to be of high quality with minimal credit risks. High quality is defined as the top two quality rating grades as rated by any two national statistical rating organizations ("NRSRO"), or by one NRSRO if rated by only one, or if not rated by an NRSRO, of comparable quality as determined by the Subadviser. The U.S. Treasury Money Fund invests only in securities guaranteed by the full faith and credit of the U.S. Government, that is, of the highest quality. In accordance with the rule the Board of Directors has established procedures designed to stabilize, to the extent reasonably practicable, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value of a Fund calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be examined by the Directors. In the event the Board of Directors determines that a deviation exists which may result in material dilution or is otherwise unfair to investors or existing shareholders, they must cause a Fund to take such corrective action as they regard as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

THE STOCK FUNDS:

    The Company values portfolio securities of the Stock Funds listed or traded on an exchange, at their last sales price on the exchange where the security is principally traded. Lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices, based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. These procedures need not be used to determine the value of debt securities owned by the Fund if, in the opinion of the Board of Directors some other method (e.g. the mean between closing over-the-counter bid and asked prices in the case of debt instruments traded on an exchange) would more accurately reflect their fair value. A security which is listed or traded on more than one exchange is valued at the quotation of the exchange determined by the Board of Directors to be the primary market for such security. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board. All other securities and other assets of the Fund are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board.

    For purposes of determining the net asset value per share of each Stock Fund, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars last quoted by any major bank and any changes in the value of forward contracts are included in the determination of net asset value.

DUAL CLASS METHODOLOGY.

The methodology for calculating the net asset value, dividends and distributions of Funds' Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the ratio of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Additional Statements and other materials for current shareholders, (iv) fees to unaffiliated Directors, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs,
(viii) interest, taxes and brokerage commissions, and (ix) nonrecurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.


PAYMENT AND TERMS OF OFFERING.

    Payment of shares purchased must accompany the purchase order either by check or by wire made payable to the Fund or to Atlas Assets, Inc. and sent to the Shareholder Services Agent as described in the Prospectus under "How Can I Invest?" As a condition of this offering, if the Company cancels an order to purchase shares due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, the Company shall have the authority as agent of the shareholder to redeem shares in his account for their then-current net asset value per share to reimburse the Company for the loss incurred. The Company may prohibit future orders from investors whose purchase orders have been cancelled due to nonpayment. The Distributor or the Investment Adviser will reimburse the Fund for any such losses not recovered from the shareholder.

    The Company reserves the right to change the generally applicable minimum initial or subsequent investment amounts at any time upon disclosure of such change in the prospectus or a supplement. The Company may waive or reduce the minimum initial or subsequent investment amount without prior prospectus disclosure for types of accounts involving scheduled continuous investments such as automatic purchase plans and employee benefit plan investment programs. An order to purchase shares is not binding on the Company until the Shareholder Services Agent confirms it in writing (or by other arrangements made with the Company, in the case of orders utilizing wire transfer of funds) and the Company receives payment. Any purchase order or exchange may be rejected by the Company or the Distributor prior to confirmation, and the Company reserves the right, upon prior written notice to a shareholder, to refuse to accept any additional purchase or exchange requests from the shareholder. With respect to purchase orders or exchanges for shareholders with Atlas Funds account(s) balances as of and since March 31, 1993 of $1 million or more and shareholders with an outstanding letter of intent to purchase $1 million or more in shares of one or more Atlas Funds as of that date, the Company reserves the right to impose the lower sales charge in effect prior to March 31, 1993 applicable to sales of $1 million or more.

THE SHAREHOLDER ACCOUNT.

    When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's instructions on the account application. A shareholder will receive from the Shareholder Services Agent ("Agent") a confirmation statement showing the current transaction and a summary of the status of the account as of the transaction date after each investment, redemption (except for a redemption by Checkwriting), exchange of Atlas Fund shares or any payment or reinvestment of dividends or distributions. The minimum redemption amounts and minimum account balances described in the Prospectus do not apply to mandatory periodic payments under an IRA or SEP Plan or other qualified benefit plan.


                       OTHER INVESTMENT AND REDEMPTION SERVICES


PURCHASES UNDER A LETTER OF INTENT.

    The reduced sales charges and public offering prices for Class A shares set forth in the Prospectus are available on purchases of $100,000 or more made within a 13-month period pursuant to the terms of a "Letter of Intent" elected and agreed to by the shareholder on the New Account Form on the terms described in the Prospectus and herein. The Letter of Intent is a non-binding statement of an investor's intention to purchase a stated aggregate dollar amount of shares of the Company. The investor may pay the sales charge applicable to the amount of the intended aggregate purchase.

    After 13 months, if you purchased less than the amount intended, the Agent will request you to remit the difference between the lower sales charge you paid (based on your higher intended LOI amount) and the sales charge applicable to the purchases actually made under the LOI. If the Agent doesn't receive your remittance within 20 days of the request, it will redeem sufficient escrowed shares from your account to equal the sales charge difference. Your escrowed shares earn dividends, which will continue to be credited to your account during the LOI period.


REINSTATEMENT.

     When a shareholder has redeemed shares in a Bond or Stock Fund, the shareholder may, by returning the redemption check, or another check in an amount no greater than the redemption payment, to the Shareholder Services Agent, have that check applied to the purchase of shares of any Bond or Stock Fund at the net asset value (without sales charge) next determined after receipt by the Shareholder Services Agent. The reinstatement will be subject to the applicable minimum investment requirements. In the case of a reinstatement of Class B shares, the Distributor will refund the CDSC imposed at the time of redemption by crediting the shareholder's account with additional shares in an amount equal to the CDSC. A shareholder may exercise this privilege only once for each Bond or Stock Fund. The Shareholder Services Agent must receive such checks no later than the close of business on the 30th calendar day following the redemption payment date.


TELEPHONE REDEMPTIONS.

     When utilizing the telephone redemption service, the shareholder must give the full registration name, address, number of shares to be redeemed, account number and name of the Fund in order for the redemption request to be processed. A corporation, partnership or other entity wishing to utilize the telephone redemption services must have on file with the Company a Securities Transaction Form indicating the names, titles and the required number of signatures authorized to act on its behalf. For a corporation, the authorization form must be signed by a duly authorized officer(s) and the signature guaranteed or the corporate seal affixed.

    Any changes or exceptions (made more than 30 days from the election of the feature) to the original instructions of a shareholder with respect to telephone redemption must be made in writing, with signature(s) guaranteed, and will be effective upon receipt by the Shareholder Services Agent. The Shareholder Services Agent and the Company reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption option upon 30 days' written notice.


REDEMPTIONS IN KIND.

    It is possible that unusual conditions may arise in the future which would, in the opinion of the Board of Directors of the Company, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in readily marketable portfolio securities or other property of a Fund. The Company would value securities delivered in payment of redemptions at the same value assigned to such securities in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when they sell these securities. If the Company so elects, however, it must pay in cash all redemptions with respect to any shareholder during any 90-day period in an amount equal to the lesser of (i) $250,000 or
(ii) 1% of the net asset value of a Fund at the beginning of such period.

                                        TAXES


    Each Fund intends to continue to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). If a Fund distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

    To so qualify under Subchapter M, a Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in stock, securities or currencies. To qualify, a Fund must also (a) derive less than 30% of its gross income (irrespective of losses) from the sale or other disposition of stock or securities held less than three months, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. The requirements for qualification may cause a Fund to restrict the extent of its short-term trading or its transactions in options or futures contracts.

    Even though a Fund qualifies as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year.
The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed taxable net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) ordinary income and capital gain net income actually distributed by a Fund in the current year and (ii) any amount on which a Fund pays income tax for the year. Each Fund intends to continue to meet these distribution requirements to avoid the excise tax liability.

    To the extent that dividends received by a Fund would qualify for the 70% dividends received deduction available to corporations, a Fund must designate in a written notice to shareholders, mailed not later than 60 days after the close of its taxable year, the amount of the Fund's dividends that would be eligible for this treatment.

    Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend during January of the following year.

    If a shareholder exchanges or otherwise disposes of Class A shares of a Fund within 90 days of having acquired such shares, and if as a result of having acquired those shares the shareholder subsequently pays a reduced sales charge for shares of the same or a different Fund, then the sales charges previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other Fund shares.


LONG-TERM CAPITAL GAINS.

    Each Fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss realized on sales of
portfolio securities.   Any dividend or capital gain distribution paid by a Fund
has the effect of reducing the net asset value per share on the record date by the amount of the distribution. Therefore, such a distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder, to the extent that it is paid on the shares so purchased, even though subject to income taxes. A sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

CLASS B AUTOMATIC CONVERSION FEATURE

    The conversion of Class B shares to Class A shares is based on the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. In the unlikely event that such a private letter ruling or opinion is no longer available, the automatic conversion feature may have to be suspended. In that case, Class B shares could then be exchanged for Class A shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee. However, such exchange would constitute a taxable event.


FOREIGN SHAREHOLDERS.

    Under the Code, distributions of net investment income by a Fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce a Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. To the extent a Fund does pay foreign withholding or other foreign taxes on certain of its investments, investors will not be able to deduct their pro rata shares of the such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their United States income taxes.


OTHER MATTERS.

    Investors should be aware that the investments to be made by the Bond Funds may involve sophisticated tax rules such as the original issue discount and mark to market rules that would result in income or gain recognition without corresponding current cash receipts. Although these Funds will seek to avoid significant noncash income, such noncash income could occur. Investors should be aware that the Stock Funds and the Strategic Income Fund may invest in securities issued by foreign companies or governments and traded in foreign markets.


TAX ASPECTS OF COVERED CALLS AND HEDGING TRANSACTIONS.

    As noted above, each Fund intends to qualify as a "regulated investment company" under the Code. One of the tests for such qualification is that less than 30% of its gross income (irrespective of losses) must be derived from gains realized on the sale of securities held for less than three months. Due to this limitation, a Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including futures contracts, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing calls or puts which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; and (v) writing calls on investments held for less than three months.

    Certain foreign currency exchange contracts in which a Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts generally are treated as ordinary income or loss. In addition, section 1256 contracts held by a Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Code. An election can be made by a Fund to exempt these transactions from this mark-to-market treatment.

    Certain forward contracts entered into by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

    Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses before determining a net "Section 988" gain or loss under the Code, which may increase or decrease the amount of a Fund's investment company income available for distribution to its shareholders.


SPECIAL TAX CONSIDERATIONS FOR THE MUNICIPAL FUNDS.

GENERAL.

    The percentage of total dividends paid by the Municipal Funds with respect to any taxable year and qualified for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the Municipal Funds to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Municipal Funds' assets must consist of tax-exempt securities. In addition, each of the Municipal Funds must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by the Municipal Fund during the taxable year. Not later than 60 days after the close of its taxable year, each Municipal Fund will notify each shareholder of the portion of the dividends paid by the Municipal Fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the Municipal Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

    The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals at a rate of up to 28% and on corporations at a rate of 20%. The Municipal Funds are not restricted in the percentage of securities subject to the alternative minimum tax they may hold or the amount of income subject to the alternative minimum tax they may distribute.

Further, under the Code corporate shareholders must include federal exempt-interest dividends in their adjusted current earnings for calculation of corporate alternative minimum taxable income.

    Substantially all "investment company taxable income" earned by the Municipal Funds will be distributed to shareholders. In general, a Municipal Fund's investment company taxable income will be its taxable income (for example, its short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Municipal Funds would be taxed on any undistributed investment company taxable income. Since it is intended that any such taxable income will be distributed, it will be taxable to shareholders as ordinary income. Similarly, distributions of capital gains, if any, will be taxable to shareholders. Market discount earned on tax-exempt obligations will not qualify as tax-exempt income.


CALIFORNIA.

     Like the Municipal Funds, the California Funds are subject to federal tax under Subchapter M of the Code (as described above). With respect to taxation by California, in general, California has adopted federal law with respect to the taxation of regulated investment companies and their shareholders. In any year in which a California Fund qualifies as a regulated investment company under the Internal Revenue Code and is exempt from federal income tax, if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of that California Fund consists of bonds the interest on which (when held by an individual) is exempt from personal income taxation under California law ("California Exempt Securities"), then that California Fund will be qualified to pay dividends exempt from California personal income tax (hereinafter referred to as "California exempt-interest dividends"). The California Funds intend to qualify under the above requirement so that they may pay California exempt-interest dividends. If a California Fund fails to so qualify, no part of that California Fund's dividends will be exempt from California personal income tax. Even if a California Fund qualifies under the above requirement, any dividends paid to corporate shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders.

    Not later than 60 days after the close of its taxable year, each California Fund will notify each of its shareholders of the portion of the dividends exempt from California personal income tax paid by such fund to the shareholder with respect to such taxable year. The total amount of California exempt-interest dividends paid by a California Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the California Fund during such year on California-Exempt Securities less any expenses or expenditures (including any expenditures attributable to the acquisition of securities of another California tax-exempt fund and dividends paid to the California Fund's corporate shareholders) that are deemed to have been paid from such interest. Dividends paid to individual shareholders by the California Fund in excess of this limitation will be treated as ordinary dividends subject to California personal income tax at ordinary rates. For purposes of the limitation, expenses or other expenditures paid during any year generally will be deemed to have been paid with funds attributable to interest received by the California Fund from California-Exempt Securities for such year in the same ratio as such interest from California-Exempt Securities bears to the total gross income earned by the Fund for the year. The effect of this accounting convention is that amounts of interest from California-Exempt Securities received by the California Fund that would otherwise be available for distribution as California exempt-interest dividends will be reduced by the expenses and expenditures deemed to have been paid from such amounts.

    In cases where shareholders are "substantial users" or "related persons" with respect to California-Exempt Securities held by a California Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the California Fund with respect to such obligations retain their California corporate or personal income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes.

    Long-term and/or short-term capital gain distributions will not constitute California exempt-interest dividends and will be subject to California tax. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry California Funds shares is not deductible for California corporate or personal income tax purposes if the California Fund distributes California exempt-interest dividends during the shareholder's taxable year.


OTHER MATTERS.

    Shares of the Municipal Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the tax-exempt nature of Municipal Funds' dividends, and such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the

Municipal Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

    Interest on indebtedness incurred by a shareholder to purchase or carry Municipal Fund shares is not deductible for federal income tax purposes if the Municipal Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.


SPECIAL TAX CONSIDERATIONS FOR THE TREASURY MONEY FUND.

    Income dividends on shares of the U.S. Treasury Money Fund are subject to federal income tax, but in most states are exempt from state personal income tax. This is the case in each state in which shares of the Funds are currently sold.

                                  * * *

    The foregoing is a general abbreviated summary of present United States federal income taxes; as to the Treasury Money Fund, of Arizona, California, Colorado, Kansas, Missouri and New Jersey income taxes; and, as to the California Funds, of California franchise and income taxes on dividends and distributions by each Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to dividends and distributions received.

                                ADDITIONAL INFORMATION


TRANSFER AGENT AND CUSTODIAN.

    State Street Bank and Trust Company acts as Transfer Agent for the Company's shares. Investors Bank & Trust Company acts as Custodian for securities and other assets of the Company.


INDEPENDENT AUDITORS.


    The Company's Board of Directors has appointed Deloitte & Touche LLP as the Company's independent auditors for the fiscal year ending December 31, 1997. Deloitte & Touche LLP will conduct the annual audit of the Company, and will assist in the preparation of each Fund's federal and state income tax returns and consult with the Company as to matters of accounting and federal and state income taxation.



LEGAL OPINIONS.


    The validity of the shares offered by the Prospectus has been passed upon by Paul, Hastings, Janofsky & Walker LLP located at 555 South Flower Street, Los Angeles, California 90071. Paul, Hastings, Janofsky & Walker LLP also acts as legal counsel for the Company's Adviser and Distributor.


                                  INVESTMENT RESULTS


    The Company may from time to time include information on the investment results (current yield, effective yield, tax-equivalent yield, tax-equivalent effective yield, distribution rate, tax-equivalent distribution rate and total return) of a Fund in advertisements or in reports furnished to current or prospective shareholders.


TOTAL RETURN.

    The average annual compound rate of return ("T") of each class is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:

                                     P(1+T)n = EV

    The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) for Class A shares, deduction of the maximum applicable sales charge from the $1,000 initial investment, and (2) for Class B shares, the payment of the contingent deferred sales charge of 3.0% for the first and second years, 2.0% for the third and fourth years, 1.0% in the fifth year and none thereafter, applied as described in the Prospectus. The formula also assumes reinvestment of all dividends and distributions at net asset value on the reinvestment date determined by the Board and a complete redemption at the end of any period illustrated. Each Fund will calculate total return for one, five and ten-year periods for each class of shares after such a period has elapsed. In addition, a Fund may provide lifetime average total return figures for each class of shares.

    In addition to average annual returns, a Fund may quote unaveraged or cumulative total returns for each class reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted for each class with or without taking a Fund's sales charge into account. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information for Class A or Class B shares of a Fund may be quoted numerically or in a table, graph, or similar illustration. Performance information may be compared to the record of the Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), the cost of living (measured by the Consumer Price Index, or CPI), and other widely recognized benchmark indicators over the same period. Tabular comparisons, hypothetical examples and explanatory illustrations may be used from recognized sources such as Ibbotson Associates, Inc.'s "Stocks, Bonds and Inflation", which instead of comparing actual Fund performance, demonstrate performance of stocks, bonds, indices, averages, government or other securities, and other recognized benchmark economic and market indicators such as the rate of inflation. A Fund may have the ability to invest in securities not included in the S&P, DJIA or other indices and its investment portfolio may or may not be similar in composition to the indices. These indices and averages are based on the prices of unmanaged groups of stocks, and, unlike fund total returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

YIELDS.

    Current yield ("YIELD") is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:

                             A-B      6
                 YIELD = 2[(----- + 1)  - 1]
                              cd

Current yield may also be calculated on the basis of the net asset value per share rather than the public offering price.

    Income from "roll" transactions (the sale of mortgage backed or other securities together with an agreement, for which a Fund receives a fee, to purchase similar securities at a future date) is recorded for accounting purposes as interest income ratably over the term of each roll transaction and is included in net investment income for purposes of determining a Fund's yield.


MONEY FUNDS YIELDS.

    Current yield for the Money Funds will be calculated based on the net change, exclusive of capital charges, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.


TAX-EQUIVALENT YIELDS.

    Tax-equivalent yield for the Municipal Funds and the Treasury Money Fund will be computed by dividing that portion of the yield of the class of shares of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of such class of shares of the Fund that is not tax-exempt.

TAX-EQUIVALENT EFFECTIVE YIELD.

    Tax-equivalent effective yield for the Municipal Funds and the Treasury Money Fund is calculated in the same way as tax equivalent yield, with the additional assumption that dividends and distributions are reinvested.


EFFECTIVE YIELDS.

    Effective yield and tax-equivalent effective yield will be calculated by determining the net change, or tax-equivalent assumed net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.


DISTRIBUTION RATES.

    Distribution rates for the Bond and Stock Funds will be calculated by annualizing the aggregate per share dollar amount of actual distributions made over a 30 day period divided by the net asset value per share at the end of the period.


TAX-EQUIVALENT DISTRIBUTION RATES.

    Tax-equivalent distribution rates for the Municipal Bond Funds will be computed by dividing that portion of the distribution rate of the class of shares of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the distribution rate of such class of shares of the Fund that is not tax-exempt.


COMPARISONS.

    The Company may, from time to time, compare specific features of the Funds and/or each class of shares and their portfolios, including credit quality and maturity, to those available from comparable mutual funds. Advertisements or sales literature of the Company may refer to the Atlas California Insured Intermediate Municipal Fund as the first California municipal bond fund that seeks the credit safety of insurance plus the high income potential of intermediate-term securities. Advertisements or sales literature may refer to the Class B contingent deferred sales charge alternative as the "Atlas Alternative", and may refer to Class B shares as "Atlas Alternative Shares." The Company also may, from time to time, compare the results of an investment in Class A or Class B shares of one or more of the Funds with averages, rankings and indices, including, but not limited to the following:

    (1) The Shearson Lehman Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service or BBB by Standard and Poor's Corporation, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding collateralized mortgage obligations).

    (2) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the averaging period, the maximum rates paid on some savings deposits were fixed by law.

    (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G., food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

    (4) Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets, and publishes averages on broad based categories of mutual funds and indexes of cumulative total returns for various periods.

    (5) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

    The yields of the Money Funds may also be compared to the Donoghue's Money Fund Averages, which are averages compiled by IBC/Donoghue's Organization, Inc., a widely recognized independent monitor of the performance of money market mutual funds, to other Donoghue's rankings, to the average yield reported by the Bank Rate Monitor for money market deposit accounts and certificates of deposit offered by leading banks and thrift institutions in top standard metropolitan statistical areas, or to other widely recognized independent monitoring and ranking services and publications.

    The performance of a Fund's Class A or Class B shares may be compared to those of other mutual funds having similar objectives, expressed as an average or as a rating or ranking prepared by IBC/Donoghue Organization, Wiesenberger Investment Company Service, Lipper Analytical Services, Inc., CDA Investment Technologies, other recognized independent services which monitor the performance of mutual funds or other economic or market indicators from published sources such as Ibbotson Associates, Inc.'s "Stocks, Bonds, Bills and Inflation". Similar comparisons may be made with respect to various benchmark securities, indices and averages which illustrate general market or economic performance. These comparisons may be illustrated by means of tables or of bar, pie, or mountain charts or other type of graphic illustration, numerically, or by means of hypothetical examples and illustrations from recognized sources. Performance will be calculated for each class of shares of a Fund by relating net asset value per share at the beginning of a period, assuming reinvestment of all gains, distributions and dividends paid during the period, to the net asset value at the end of the period.

    Indices, averages and rankings prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Bear Stearns & Co., Inc., Ibbotson Associates and other similar providers of financial research data, may be used, as well as information provided by the Board of Governors of the Federal Reserve System.

    Performance rankings, ratings, averages, indices and excerpts of comments, descriptions and other references or reviews of the Funds, their investment managers, policies, strategies, rankings, or other comparisons appearing in magazines, newspapers, investment newsletters, and other periodicals, including MONEY MAGAZINE, FORBES, FORTUNE, BUSINESS WEEK, WALL STREET JOURNAL, NEW YORK TIMES, LOS ANGELES TIMES, DALLAS MORNING NEWS, BARRONS, INVESTORS DAILY, MUTUAL FUND VALUES, FACTS, CHANGING TIMES, IBBOTSON ASSOCIATES, AND OTHERS may also be used.

    The performance of the Municipal Funds may also be compared to the following charts illustrating tax free and tax equivalent investment yields, which may be updated each year to reflect that year's current brackets and rates:



1997 Federal Tax Brackets*


                  15.00%        28.00%         31.00%           36.00%          39.60%

Single Return  Up to $24,650  24,651-59,750  59,751-124,650  124,651-271,050  Over 271,050

Joint Return   Up to $40,200  40,201-99,600  99,601-151,750  151,751-271,050  Over 271,050


To Match a Tax
Free Yield of **   A taxable investment would have to pay:

    2.0%           2.35%           2.78%          2.90%             3.13%          3.31%

    3.0%           3.53%           4.17%          4.35%             4.69%          4.97%

    4.0%           4.71%           5.56%          5.80%             6.25%          6.62%

    5.0%           5.88%           6.94%          7.25%             7.81%          8.28%

    6.0%           7.06%           8.33%          8.70%             9.38%          9.93%

    7.0%           8.24%           9.72%         10.14%            10.94%         11.59%

    8.0%           9.41%          11.11%         11.59%            12.50%         13.25%


1997 FEDERAL AND CALIFORNIA COMBINED TAX BRACKETS*


Federal Rate          15.00%         15.00%         15.00%         15.00%         28.00%         28.00%         28.00%
California Rate        1.00%          2.00%          4.00%          6.00%          6.00%          8.00%          9.30%

                      15.85%         16.70%         18.40%         20.10%         32.32%         33.76%         34.70%
                      ------         ------         ------         ------         ------         ------         ------

Single Return         0-4,908     4,909-11,632   11,633-18,357  18,358-24,650  24,651-25,484  25,485-32,207  32,208-59,750

Joint Return          0-9,816     9,817-23,264   23,265-36,714  36,715-41,200  41,201-50,968  50,969-64,414  64,415-99,600

To Match a Tax
Free Yield of**       A taxable investment would have to pay:

    2.0%               2.38%          2.40%          2.45%          2.50%          2.96%          3.02%          3.06%
    3.0%               3.57%          3.60%          3.68%          3.75%          4.43%          4.53%          4.59%
    4.0%               4.75%          4.80%          4.90%          5.01%          5.91%          6.04%          6.13%
    5.0%               5.94%          6.00%          6.13%          6.26%          7.39%          7.55%          7.66%
    6.0%               7.13%          7.20%          7.35%          7.51%          8.87%          9.06%          9.19%
    7.0%               8.32%          8.40%          8.58%          8.76%         10.34%         10.57%         10.72%
    8.0%               9.51%          9.60%          9.80%         10.01%         11.82%         12.08%         12.25%



*Net amount subject to income tax after deductions and exemptions. Based on 1996 California tax brackets.
**Tax Free yields and their taxable equivalents are shown as illustrations only. Actual yield will vary with market conditions. Some income may be subject to federal alternative minimum tax.
***Adjustments resulting from the personal exemption phaseout and reduction of itemized deductions for high income individuals, described on the following page, may result in an effective top combined marginal rate greater than 46.24%.

Federal Rate          31.00%           36.00%           39.60%
California Rate        9.30%            9.30%            9.30%

                      37.42%           41.95%           45.22%***
                      ------           ------          ---------

Single Return     59,751-124,650   124,651-271,050   Over 271,050

Joint Return      99,601-151,750   151,751-271,050   Over 271,050

To Match a Tax
Free Yield of**      A taxable investment would have to pay:

2.0%                   3.20%            3.45%            3.65%
3.0%                   4.79%            5.17%            5.48%
4.0%                   6.39%            6.89%            7.30%
5.0%                   7.99%            8.61%            9.13%
6.0%                   9.59%           10.34%           10.95%
7.0%                  11.19%           12.06%           12.78%
8.0%                  12.78%           13.78%           14.60%

*Net amount subject to income tax after deductions and exemptions.
**Tax Free yields and their taxable equivalents are shown as illustrations only. Actual yield will vary with market conditions. Some income may be subject to federal alternative minimum tax.
***Adjustments resulting from the personal exemption phaseout and reduction of itemized deductions for high income individuals, described on the following page, may result in an effective top combined marginal rate greater than 46.24%.

INCREASE IN MARGINAL TAX RATE

Based on adjusted gross income.
Reduction in Itemized Deductions:  (See note 1 below.)

                                     AGI                    AGI
                                  $117,950                 Above
                                  and below               $117,950
                                  ---------      -------------------------
Rate Bracket                                     31.0%     36.0%     39.6%
                                                 -----     -----     -----

Joint Return                         0%           .93%     1.08%     1.19%
Single Return                        0%           .93%     1.08%     1.19%

Personal Exemption Phaseout:  (See note 2 below.)

                              Adjusted Gross
                                  Income                Rate Bracket
                              --------------     -------------------------

                                                 31.00%    36.00%    39.6%
                                                 ------    ------    -----

Joint Return                 $176,950-299,450     N/A       1.44%     0***
Single Return                $117,950-240,450     0.62%     0.72%     0**



NOTE 1:  ITEMIZED DEDUCTIONS REDUCED

    For 1996, a taxpayer (single or married filing jointly) whose AGI exceeds $117,950 must reduce his itemized deductions by 3% of this excess adjusted gross income (AGI-$117,950). This reduction is limited to 80% of his itemized deductions. Medical expenses, investment interest, casualty losses, and wagering losses to the extent of wagering gains are exempted from the 3% reduction. This reduction in the deductibility of itemized deductions causes a taxpayer's marginal tax rate to increase as shown above.

Note 2:  PERSONAL EXEMPTION PHASEOUT

    For 1996, the deduction for personal exemptions is reduced for high-income taxpayers. This reduction affects taxpayers whose adjusted gross income (AGI) exceeds $176,950 for those who file joint returns and $117,950 for single taxpayers. This phaseout increases the marginal tax rate as shown above.

** Single taxpayers with taxable incomes of more than $263,750, who are therefore in the 39.6% bracket, will have AGIs above the $240,450 level at which personal exemptions are fully phased out.

*** Married taxpayers with taxable incomes of more than $263,750, who are therefore in the 39.6% bracket, will typically have AGIs above the $299,450 level at which personal exemptions are fully phased out.

The performance of the Treasury Money Fund may be compared to the following Tax Equivalent Performance Chart for State and Local Tax-Exempt Investments.


TO MATCH
A STATE
AND LOCAL
TAX-FREE            AN INVESTMENT, TAXABLE AT THE MAXIMUM TAX RATE
YIELD OF:           FOR EACH STATE, WOULD HAVE TO PAY:

             AZ        CA        CO        FL        KS        MO        NJ        TX
  2.00%     2.12%     2.25%     2.11%     2.00%     2.17%     2.13%     2.14%     2.00%
  3.00%     3.18%     3.37%     3.16%     3.00%     3.25%     3.19%     3.21%     3.00%
  4.00%     4.24%     4.49%     4.21%     4.00%     4.34%     4.26%     4.28%     4.00%
  5.00%     5.30%     5.62%     5.26%     5.00%     5.42%     5.32%     5.35%     5.00%
  6.00%     6.36%     6.74%     6.32%     6.00%     6.50%     6.38%     6.42%     6.00%
  7.00%     7.42%     7.87%     7.37%     7.00%     7.59%     7.45%     7.49%     7.00%
  8.00%     8.47%     8.99%     8.42%     8.00%     8.67%     8.51%     8.56%     8.00%


1995 STATE TAX BRACKETS


ARIZONA RATE         3.00%            3.50%            4.20%            5.20%            5.60%
Single Return      0-10,000       10,001-25,000    25,001-50,000   50,001-150,000    Over 150,000
Joint Return       0-20,000       20,001-50,000   50,001-100,000   100,001-300,000   Over 300,000

CALIFORNIA RATE     1.000%           2.000%           4.000%           6.000%           8.000%            9.300%
Single Return       0-4,831       4,832-11,449     11,450-18,068    18,069-25,083    25,084-31,700    31,701-109,936
Joint Return        0-9,662       9,663-22,898     22,899-36,136    36,137-50,166    50,167-63,400    63,401-219,872

                    10.000%          11.000%
                109,937-219,872   Over 219,873
                219,873-439,744   Over 439,744

COLORADO RATE       5.000%

FLORIDA RATE        0.000%

KANSAS RATE         3.500%           4.400%           6.250%           6.450%           7.500%            7.750%
Single Return         N/A           0-20,000            N/A              N/A         20,001-30,000      Over 30,000
Joint Return       0-30,000            N/A         30,001-60,000     Over 60,000          N/A               N/A

MISSOURI RATE       1.500%           2.000%           2.500%           3.000%           3.500%            4.000%
For Each Person     0-1,000        1,001-2,000      2,001-3,000      3,001-4,000      4,001-5,000       5,001-6,000

                    4.500%           5.000%           5.500%           6.000%
                  6,001-7,000      7,001-8,000      8,001-9,000      Over 9,000

NEW JERSEY RATE     1.700%           2.125%           2.975%           4.250%           6.013%            6.580%
Single Return      0-20,000       20,001-35,000         N/A         35,001-40,000    40,001-75,000      Over 75,000
Joint Return       0-20,000       20,001-50,000    50,001-70,000    70,001-80,000   80,001-150,000     Over 150,000

TEXAS RATE          0.000%

INVESTMENT RESULTS

The Investment results for each class of shares of a Fund will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the class or the Fund, so that any total return figure should not be considered representative of what an investment in a class of shares of a Fund may earn in any future period. An investor should consider these factors and possible differences in calculation methods when comparing a class of shares of the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. An investor should also consider a Fund's results relative to the risks associated with a Fund's investment objective and policies.

YIELDS (7 DAYS ENDING DECEMBER 31, 1996)

                                                          Atlas          Atlas
                            Atlas          Atlas          U.S.           U.S.
                         California      National       Treasury       Treasury
                          Municipal      Municipal        Money          Money
                            Money          Money          Fund           Fund
                            Fund           Fund          Class A        Class B
                            ----           ----          -------        -------

7-day Yield                 3.22%          3.19%          4.46%          3.72%
7-day Effective             3.27%          3.24%          4.56%          3.79%
7-day Tax Equivalent        5.97%          5.37%            *             **

*AZ = 4.83%; CA = 5.03%; CO = 4.80%; KS = 4.94%; MO = 4.85%; NJ = 4.88%
**AZ = 4.01%; CA = 4.18%; CO = 3.99%; KS = 4.11%; MO = 4.03%; NJ = 4.06%

YIELDS (30 DAYS ENDING DECEMBER 31, 1996)

                                  Atlas                     Atlas
                               California                 National       Atlas
                     Atlas       Insured       Atlas       Insured    U.S. Gov. &     Atlas        Atlas                    Atlas
                  California  Intermediate   National   Intermediate   Mortgage     U.S. Gov.    Strategic      Atlas     Growth &
                   Municipal    Municipal    Municipal    Municipal   Securities  Intermediate    Income      Balanced     Income
     Class A       Bond Fund      Fund       Bond Fund      Fund         Fund         Fund         Fund         Fund        Fund
     -------       ---------      ----       ---------      ----         ----         ----         ----         ----        ----
30-day Yield         4.16%        3.65%        4.19%        3.73%        6.55%        5.15%        7.97%        3.32%       0.46%
30-day Tax
   Equivalent        7.59%        6.66%        6.94%        6.18%         N/A          N/A          N/A          N/A         N/A


YIELDS (30 DAYS ENDING DECEMBER 31, 1996)



                                  Atlas                     Atlas
                               California                 National       Atlas
                     Atlas       Insured       Atlas       Insured    U.S. Gov. &     Atlas        Atlas                    Atlas
                  California  Intermediate   National   Intermediate   Mortgage     U.S. Gov.    Strategic      Atlas     Growth &
                   Municipal    Municipal    Municipal    Municipal   Securities  Intermediate    Income      Balanced     Income
     Class B       Bond Fund      Fund       Bond Fund      Fund         Fund         Fund         Fund         Fund        Fund
     -------       ---------      ----       ---------      ----         ----         ----         ----         ----        ----
30-day Yield         3.79%        3.02%        3.82%        3.10%        6.25%        4.56%        7.47%        2.93%        N/A
30-day Tax
   Equivalent        6.92%        5.51%        6.32%        5.13%         N/A          N/A          N/A          N/A         N/A


TOTAL RETURN (FROM INCEPTION OF OPERATIONS TO DECEMBER 31, 1996)


                                  Atlas                     Atlas
                               California                 National       Atlas
                     Atlas       Insured       Atlas       Insured    U.S. Gov. &     Atlas
                  California  Intermediate   National   Intermediate   Mortgage     U.S. Gov.
                   Municipal    Municipal    Municipal    Municipal   Securities  Intermediate
     Class A       Bond Fund      Fund       Bond Fund      Fund         Fund         Fund
     -------       ---------      ----       ---------      ----         ----         ----
One Year             0.78%        0.81%        0.47%        0.57%        1.37%        0.69%
Five Years           5.92%         N/A         6.14%         N/A         5.58%         N/A
Since Inception      7.40%        4.23%        7.54%        4.20%        7.70%        3.63%


                     Atlas        Atlas                     Atlas        Atlas
                   Strategic    Growth &       Atlas      Strategic     Global
                    Income       Income      Balanced      Growth       Growth
     Class A         Fund         Fund         Fund         Fund         Fund
     -------       ---------      ----       ---------      ----         ----
One Year            5.62%##      16.56%       12.33%       20.01%       7.56%#
Five Years            N/A        11.37%         N/A          N/A          N/A
Since Inception       N/A        15.39%       10.61%       14.99%         N/A


# Aggregate return since effective date of registration, April 30, 1996. ## Aggregate return since inception, May 20, 1996.

TOTAL RETURN (FROM INCEPTION OF OPERATIONS TO DECEMBER 31, 1996)


                                     Atlas                     Atlas
                                  California                 National       Atlas
                        Atlas       Insured       Atlas       Insured    U.S. Gov. &     Atlas
                     California  Intermediate   National   Intermediate   Mortgage     U.S. Gov.
                      Municipal    Municipal    Municipal    Municipal   Securities  Intermediate
     Class B          Bond Fund      Fund       Bond Fund      Fund         Fund         Fund
     -------          ---------      ----       ---------      ----         ----         ----
One Year                0.42%        0.15%        0.11%        0.01%        1.05%        0.17%
Since Inception ###     5.39%        4.48%        5.59%        4.50%        7.09%        4.39%


                        Atlas        Atlas        Atlas        Atlas
                      Strategic    Growth &       Atlas      Strategic     Global
                       Income       Income      Balanced      Growth       Growth
     Class B            Fund         Fund         Fund         Fund         Fund
     -------            ----         ----         ----         ----         ----
One Year               5.25%##      16.60%       12.25%       20.13%       7.34%#
Since Inception ###      N/A        21.96%       15.47%       20.09%         N/A


# Aggregate return since effective date of registration, April 30, 1996. ## Aggregate return since inception, May 20, 1996.
### Aggregate return for July 1, 1994 through June 30, 1995.

                                 FINANCIAL STATEMENTS


    The Company's audited financial statements for its fiscal year ended December 31, 1996, as contained in the Annual Report to Shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), are incorporated herein by reference to the Annual Report which has been filed with the Securities and Exchange Commission. Any person not receiving the Annual Report previously or with this Statement should call or write the Company to obtain a free copy.

                                       APPENDIX

                               INDUSTRY CLASSIFICATIONS


Aerospace/Defense                      Food
Air Transportation                     Gas Utilities*
Auto Parts Distribution                Gold
Automotive                             Health Care/Drugs
Bank Holding Companies                 Health Care/Supplies & Services
Banks                                  Homebuilders/Real Estate
Beverages                              Hotel/Gaming
Broadcasting                           Industrial Services
Broker-Dealers                         Insurance
Building Materials                     Leasing & Factoring
Cable Television                       Leisure
Chemicals                              Manufacturing
Commercial Finance                     Metals/Mining
Computer Hardware                      Nondurable Household Goods
Computer Software                      Oil - Integrated
Conglomerates                          Paper
Consumer Finance                       Publishing/Printing
Containers                             Railroads
Convenience Stores                     Restaurants
Department Stores                      Savings & Loans
Diversified Financial                  Shipping
Diversified Media                      Special Purpose Financial
Drug Stores                            Specialty Retailing
Drug Wholesalers                       Steel
Durable Household Goods                Supermarkets
Education                              Telecommunications - Technology
Electric Utilities                     Telephone - Utility
Electrical Equipment                   Textile/Apparel
Electronics                            Tobacco
Energy Services & Producers            Toys
Entertainment/Film                     Trucking
Environmental


---------------------------
*For purposes of the Fund's investment policy not to concentrate in securities of issuers in the same industry, gas utilities and gas transmission utilities each will be considered a separate industry.

                                     PART C

                                   ATLAS FUNDS


                         ------------------------------

                                OTHER INFORMATION

                         ------------------------------

                               ATLAS ASSETS, INC.

                            PART C: OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:

          Incorporated by reference to the Annual Report to Shareholders of Atlas Assets, Inc. for the fiscal year ended December 31, 1996:


          Statements of Investments in Securities and Net Assets at December 31, 1996 for: (i) the Atlas U.S. Treasury Money Fund ("Treasury Money Fund"), the Atlas California Municipal Money Fund, and the Atlas National Municipal Money Fund (collectively the "Money Funds"); (ii) the Atlas U.S. Government Intermediate Fund ("Government Intermediate Fund"), the Atlas California Insured Intermediate Municipal Fund and the Atlas National Insured Intermediate Municipal Fund (the "Insured Funds"), the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas U.S. Government and Mortgage Securities Fund, and the Atlas Strategic Income Fund ("Strategic Income Fund") (collectively the "Bond Funds"); and (iii) the Atlas Balanced Fund ("Balanced Fund"), the Atlas Strategic Growth Fund ("Growth Fund"), the Atlas Growth and Income Fund ("Growth and Income Fund"), and the Atlas Global Growth Fund ("Global Growth Fund") (collectively the "Stock Funds").


          Statements of Assets and Liabilities at December 31, 1996 for the Money, Bond and Stock Funds.


          Statements of Operations for the fiscal year ended December 31, 1996 for the Money, Bond and Stock Funds.


          Statements of Changes in Net Assets for the fiscal years January 1, 1995 to December 31, 1995, and January 1, 1996 to December 31, 1996 for the Money, Bond and Stock Funds.


          Financial Highlights, selected data for a share outstanding throughout the periods January 10, 1990 (effective date of registration) to December 31, 1990, January 1, 1991 to December 31, 1991, January 1, 1992 to December 31, 1992, January 1, 1993 to December 31, 1993, January 1, 1994 to December 31, 1994, January 1, 1995 to December 31, 1995, and January 1, 1996 to December 31, 1996 for the Money and Bond Funds Class A shares (other than the Treasury Money, Government Intermediate and Insured Funds); for the periods

          May 1, 1992 (inception of operations) to December 31, 1992, January 1, 1993 to December 31, 1993, January 1, 1994 to December 31, 1994, January 1, 1995 to December 31, 1995, and January 1, 1996 to December 31, 1996 for the Treasury Money Fund Class A shares; for the period October 5, 1992 (inception of operations) to December 31, 1992, January 1, 1993 to December 31, 1993, January 1, 1994 to December 31, 1994, January 1, 1995 to December 31, 1995, and January 1, 1996 to December 31, 1996 for the Government Intermediate Fund Class A shares; for the period June 1, 1993 (effective date of registration) to December 31, 1993, January 1, 1994 to December 31, 1994, January 1, 1995 to December 31, 1995, and January 1, 1996 to December 31, 1996 for the Insured Funds Class A shares; for the periods December 5, 1990 (inception of operations) to December 31, 1990, January 1 to December 31, 1991, 1992, 1993, 1994, 1995 and 1996 for the Growth and Income
          Fund Class A shares; for the periods October 1, 1993 (inception of operations) to December 31, 1993, January 1, 1994 to December 31, 1994, January 1, 1995 to December 31, 1995, and January 1, 1996 to December 31, 1996 for the Balanced and Growth Funds Class A shares; and for the period July 1, 1994 (inception of operations) to December 31, 1994, January 1, 1995 to December 31, 1995,and January 1, 1996 to December 31, 1996 for Class B shares of each Fund other than the Strategic Income and Global Growth Funds; for the period April 30, 1996 to December 31, 1996 for the Global Growth Fund Class A and Class
          B shares; for the period July     , 1996 to December 31, 1996 for the
          Strategic Income Fund Class A and Class B shares.


          Notes to Financial Statements at December 31, 1996 for Atlas Assets, Inc.


          Independent Auditors' Report, dated February    , 1997 for Atlas
          Assets, Inc.


     (b)  Exhibits - as required by Part C:


          1.   (a)  Articles of Incorporation for the Registrant. (1)

               (b)  Articles of Amendment for the Registran. (1)

               (c)  Articles Supplementary for the Atlas California Double
               Tax Free Money Fund, the Atlas Tax Free Money Fund, the Atlas California Double Tax Free Income Fund, the Atlas Tax Free
               Income Fund and the Atlas U.S. Government and Mortgage Securities Fund. (1)

               (d) Articles Supplementary for the Atlas Growth and Income Fund. (1)

               (e) Amended Articles Supplementary changing the names of certain Atlas Funds as follows: Atlas California Municipal Money Fund, Atlas National Municipal Money Fund, Atlas California Municipal Bond Fund, and Atlas National Municipal Bond Fund. (2)

               (f) Articles Supplementary for the Atlas U.S. Treasury Money Fund. (2)

               (g) Articles Supplementary for the Atlas U.S. Government Intermediate Fund (formerly the Atlas U.S. Treasury Intermediate
               Fund). (1)

               (h) Articles Supplementary for the Atlas California Insured Intermediate Municipal Fund. (1)

               (i) Articles Supplementary for the Atlas National Insured Intermediate Municipal Fund. (1)

               (j)  Articles Supplementary for the Atlas Balanced Fund. (2)

               (k) Articles Supplementary for the Atlas Strategic Growth
               Fund. (2)

               (l)  Articles Supplementary for classification of shares. (2)

               (m)  Articles Supplementary for the Atlas Global Growth Fund. (1)

               (n)  Articles Supplementary for the Atlas Strategic Income
               Fund. (1)


          2.   Bylaws for the Registrant. (2)

          3.   None.


          4.   Specimen stock certificate for the Registrant. (2)



          5. (a) Investment Advisory Agreement dated January 12, 1990 between Atlas Advisers, Inc. and Registrant. (1)

               (b)  Amendment to Investment Advisory Agreement dated
               November 1, 1991 between Atlas Advisers, Inc. and Registrant. (2)

               (c) Form of Subadvisory Agreement between The Boston Company Advisors, Inc. and Registrant. (2)

               (d) Form of Subadvisory Agreement between OppenheimerFunds, Inc. and Registrant. (1)


          6. Principal Underwriting Agreement dated January 12, 1990 between Atlas Securities, Inc. and Registrant. (2)

          7.   None.


          8. (a) Custodian Contract dated November 1, 1995 between Investors Bank and Trust Company and Registrant. (1)


          9. (a) Transfer Agency and Service Agreement dated January 12, 1990 between State Street Bank and Trust Company and Registrant. (2)


          10.  Opinion and Consent of Counsel. (2)


          11.  Consent of Independent Auditors. (2)

          12.  None.

          13. Investment Representations of Purchaser dated December 12, 1989 from Golden West Financial Corporation relating to initial shares. (2)


          14. Prototype of Registrant's Individual Retirement Custodian Account. (2)


          15. (a) Distribution Plan dated January 12, 1990 between Atlas Securities, Inc. and the Registrant. (1)

               (b) Distribution Plan dated February 18, 1994 for Class B Shares of the Registrant. (1)

               (c) Atlas Funds Multiple Class Plan adopted on August 11, 1995 pursuant to Rule 18f-3. (1)


          16.  Schedule for Computation of Performance Data. (2)


          25.  Power of Attorney. (2)

--------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 19 as filed on February 27, 1996.

     (2)  To be filed by Amendment.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


          Listed below are the direct or indirect wholly-owned subsidiaries of Golden West Financial Corporation.
                                                  STATE OF
               NAME                               INCORPORATION
--------------------------------------------      -------------
World Savings and Loan Association                *
World Savings Bank, FSB                           **
World Savings Bank, SSB                           Texas
Atlas Securities, Inc.                            California
Atlas Advisers, Inc.                              California
1901 Corporation                                  California
Commerce Invest Company of Shawnee, Inc.          Kansas
World Mortgage Company                            Colorado
Golden West Savings Association Service, Co.      California
First S&L Shares, Inc.                            Colorado

*  Federally chartered savings and loan association.
** Federally chartered savings bank.



Item 26.  NUMBER OF HOLDERS OF SECURITIES

          At December 31, 1996 Registrant had the following number of record holders:


          Fund Name                            Class A      Class B        Total
          ---------                            -------      -------        -----

Atlas U.S. Treasury Money Fund                   3,162           21        3,183
Atlas National Municipal Money Fund                344            0          344
Atlas California Municipal Money Fund            1,257            0        1,257
Atlas U.S. Government Intermediate Fund            323           52          375
Atlas National Municipal Bond Fund               1,492          104        1,596
Atlas California Municipal Bond Fund             4,211          257        4,468
Atlas U.S. Government and Mortgage               9,004          402        9,406
     Securities Fund
Atlas Growth and Income Fund                     6,946        1,111        8,057
Atlas California Insured Intermediate              565           36          601
     Municipal Fund
Atlas National Insured Intermediate                415           24          439
     Municipal Fund
Atlas Balanced Fund                              1,609          461        2,070
Atlas Strategic Growth Fund                      1,469          496        1,965
Atlas Strategic Income Fund                        604          217          821
Atlas Global Growth Fund                           830          266        1,096

                                   TOTALS       32,231        3,447       35,678

Item 27.  INDEMNIFICATION

          Subsection (B) of Section 2-418 of the General Corporation Law of Maryland empowers a Maryland corporation such as Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, employee or agent of that corporation or a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding unless he acted in bad faith, or with active and deliberate dishonesty or otherwise as provided in such statute.

          The Maryland Code provisions also include, inter alia, authority to make advances of expenses pending resolution of the matter, to purchase insurance to cover the corporation and its agents, and a requirement to report instances of indemnification to the corporation's stockholders. In addition, directors and officers may in most cases be protected from the assessment of personal monetary liability in certain legal actions notwithstanding the availability or not of indemnification.

          Article VII(g) of the Articles of Incorporation of Registrant, as amended, contains indemnification and limitation provisions meant to conform to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended ("1940 Act") and to 1940 Act Release No. 11330 (September 4, 1980). These provisions will implement "reasonable and fair means" to determine whether indemnification shall be made which include: (1) reference to a final decision on the merits by a court or other body that liability did not occur by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable, factually based decision to the same effect by
(a) a vote of a majority of a quorum of directors who are neither "interested persons" of the Registrant (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          Effective January 1990, Registrant and the interested Directors and officers of the Registrant obtained coverage under a Professional Indemnity insurance policy. The terms and conditions of policy coverage conform generally to the standard coverage available to the investment company industry. The coverage was renewed effective March 1995. Similar coverage is afforded the investment adviser and the principal underwriter and their Directors, officers and employees.

          To the extent permitted by the 1940 Act, the non-interested Directors may be indemnified by the Company with respect to errors and omissions. To the extent not so permitted, Golden West Financial Corporation may so indemnify the non-interested Directors to the extent permitted by Delaware law.



Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          A.   INVESTMENT ADVISER--Atlas Advisers, Inc.

               See the material following the captions "What Companies are affiliated with the Funds?" appearing as a portion of Part A hereof, and "Management of the Company" and "Investment Advisory and Other Services" appearing as a portion of Part B hereof.

          B.   SUB-ADVISER--Boston Safe Advisors, Inc.

               The list required by this Item 28 of officers and directors of The Boston Company Advisors, Inc. ("Boston Advisors"), together with all other information required by this Item 28 including, but not limited to, any other business, profession, vocation or employment of a substantial nature engaged in by Boston Advisors and its officers and directors during the past two years, is incorporated by reference to the Form ADV filed by Boston Advisors (SEC File No. 801-14158).

          C.   SUB-ADVISER--OppenheimerFunds, Inc.

               The list required by this Item 28 of officers and directors of OppenheimerFunds, Inc. ("Oppenheimer"), together with all other information required by this Item 28 including, but not limited to, any other business, profession, vocation or employment of a substantial nature engaged in by Oppenheimer and its officers and directors during the past two years, is incorporated by reference to the Form ADV, as amended, filed by Oppenheimer (SEC File No.801-8253).

Item 29.  PRINCIPAL UNDERWRITERS

               (a)  None.

               (b) Directors and officers of Atlas Securities, Inc., principal underwriter of the Registrant:



                               Positions and            Positions and
 Name and Principal            Offices with             Offices with
 Place of Business             Underwriter              Registrant
--------------------          ---------------          ----------------

Marion O. Sandler             Chairman, Presi-         Chairman, Presi-
1901 Harrison Street          dent and Chief           dent and Chief
Oakland, CA  94612            Executive Officer        Executive Officer

James T. Judd                 Director                 N/A
1901 Harrison Street
Oakland, CA  94612

Dirk S. Adams                 Director                 N/A
1901 Harrison Street
Oakland, CA  94612

Julius Louis Helvey           Group Senior Vice        Group Senior Vice
1901 Harrison Street          President and Chief      President and Chief
Oakland, CA 94612             Financial Officer        Financial Officer

Larry E. LaCasse              Group Senior VIce        Group Senior Vice
794 Davis Street              President and Chief      President and Chief
San Leandro, CA 94577         Operating Officer        Operating Officer

Edward L. Bisgaard            Vice President,          Vice President
794 Davis Street              Chief Accounting         Chief Accounting
San Leandro, CA 94577         Officer and              Officer and
                              Treasurer                Treasurer

W. Lawrence Key               Senior Vice              N/a
794 Davis Street              President-
San Leandro, CA 94577         National Sales
                              Manager

Steven J. Gray                Vice President,          Vice President,
794 Davis Street              Chief Legal Counsel      Chief Legal Counsel
San Leandro, CA 94577         and Secretary            and Secretary



               (c)  None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Fund Custodian, Investors Bank and Trust Company, 89 South Street, Boston, MA 02111.


Item 31.  MANAGEMENT SERVICES

               None.


Item 32.  UNDERTAKINGS

               (a) All previously furnished required undertakings have been satisfied.


               (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of the Atlas Emerging Growth Fund which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment to its 1933 Act Registration Statement with respect to shares of that series.


               (c) The Registrant undertakes to furnish copies of its latest annual report and semi-annual report, upon request and without charge, to every person to whom a prospectus is delivered.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oakland, and the State of California, on the 11th day of February, 1997.




                                             ATLAS ASSETS, INC.
                                                (Registrant)



                                        By: Marion O. Sandler *
                                            -------------------------
                                            Marion O. Sandler
                                            Chairman, Chief Executive
                                            Officer and President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Marion O. Sandler *           Chief Executive               February 11, 1997
-------------------------     Officer, President,           -----------------
Marion O. Sandler             and Chairman                       Date

Julius Louis Helvey *         Chief Financial               February 11, 1997
-------------------------     Officer and Group             -----------------
Julius Louis Helvey           Senior Vice President              Date

/s/ Edward L. Bisgaard        Chief Accounting              February 11, 1997
-------------------------     Officer, Treasurer            -----------------
Edward L. Bisgaard            and Vice President                 Date

Russell W. Kettell *          Director                      February 11, 1997
-------------------------                                   -----------------
Russell W. Kettell                                               Date

                              SIGNATURES CONTINUED




Barbara A. Bond *             Director                      February 11, 1997
-------------------------                                   -----------------
Barbara A. Bond                                                  Date


Daniel L. Rubinfeld *         Director                      February 11, 1997
-------------------------                                   -----------------
Daniel L. Rubinfeld                                              Date


David J. Teece *              Director                      February 11, 1997
-------------------------                                   -----------------
David J. Teece                                                   Date






*By /s/Larry E. LaCasse
-------------------------
Larry E. LaCasse,
Attorney-in-Fact
Pursuant to Power of Attorney
previously filed.

THE ATLAS FUNDS

    U.S. Treasury Money Fund

    National Municipal Money Fund

    California Municipal Money Fund


    U.S. Government Intermediate Fund


    National Insured Intermediate
      Municipal Fund

    California Insured Intermediate
      Municipal Fund

    National Municipal Bond Fund

    California Municipal Bond Fund

    U.S. Government and
      Mortgage Securities Fund


    Strategic Income Fund


    Balanced Fund

    Growth and Income Fund

    Strategic Growth Fund

    Global Growth Fund


    Emerging Growth Fund


    DISTRIBUTOR

    Atlas Securities, Inc.

    794 Davis Street


    San Leandro, CA 94577


    CUSTODIAN

    Investors Bank & Trust Company
    89 South Street
    Boston, MA 02205-1537

    ADVISER

    Atlas Advisers, Inc.

    794 Davis Street


    San Leandro, CA 94577


    SHAREHOLDER SERVICES AGENT

    National Financial Data Services
    P.O. Box 419056
    Kansas City, MO 64141

    AUDITOR

    Deloitte & Touche LLP
    50 Fremont Street
    San Francisco, CA 94105

                                   PROSPECTUS
                                 April   , 1997